                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549





                                    FORM N-Q






                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY








Investment Company Act file number:                 811-6322

Exact name of registrant as specified in charter:   Delaware Pooled Trust

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              Richelle S. Maestro, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            October 31

Date of reporting period:                           July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE LARGE-CAP VALUE EQUITY PORTFOLIO

JULY 31, 2004

                                                     NUMBER OF          MARKET
                                                       SHARES            VALUE
COMMON STOCK - 99.33%
Aerospace & Defense - 1.12%
Honeywell International                                   5,900         $221,899
                                                                   -------------
                                                                         221,899
                                                                   -------------
Automobiles & Automotive Parts - 3.00%
General Motors                                            8,900          383,946
Goodrich (B.F.)                                           6,500          210,145
                                                                   -------------
                                                                         594,091
                                                                   -------------
Banking - 12.67%
Bank of America                                           7,015          596,345
J.P. Morgan Chase                                        20,152          752,275
Mellon Financial                                         16,200          445,176
U.S. Bancorp                                             14,403          407,605
Wells Fargo                                               5,300          304,273
                                                                   -------------
                                                                       2,505,674
                                                                   -------------
Buildings & Materials - 1.01%
Masco                                                     6,600          199,584
                                                                   -------------
                                                                         199,584
                                                                   -------------
Cable, Media & Publishing - 3.90%
Knight-Ridder                                             2,800          184,212
New York Times                                            5,800          241,280
Viacom Class B                                           10,300          345,977
                                                                   -------------
                                                                         771,469
                                                                   -------------
Chemicals - 3.14%
Air Products & Chemicals                                  3,900          201,825
Dow Chemical                                             10,500          418,845
                                                                   -------------
                                                                         620,670
                                                                   -------------
Computers & Technology - 5.49%
+Cisco Systems                                           13,300          277,438
+Intuit                                                   8,300          310,752
+Oracle                                                  26,500          278,515
Pitney Bowes                                              5,200          219,440
                                                                   -------------
                                                                       1,086,145
                                                                   -------------
Consumer Products - 2.42%
Clorox                                                    4,800          238,896
Procter & Gamble                                          4,600          239,890
                                                                   -------------
                                                                         478,786
                                                                   -------------
Electronics & Electrical Equipment - 6.69%
Emerson Electric                                          3,200          194,240
General Electric                                         16,500          548,625
Intel                                                    11,800          287,684
+National Semiconductor                                  17,100          293,265
                                                                   -------------
                                                                       1,323,814
                                                                   -------------
Energy - 8.52%
BP ADR                                                    5,000          281,800
ChevronTexaco                                             2,600          248,690
Exxon Mobil                                              13,008          602,270
Kerr-McGee                                                6,600          346,500
Occidental Petroleum                                      4,200          206,934
                                                                   -------------
                                                                       1,686,194
                                                                   -------------
Finance - 11.60%
American Express                                          8,400          422,100
Citigroup                                                13,200          581,988
Goldman Sachs Group                                       4,500          396,855
MBNA                                                     16,600          409,854
Morgan Stanley                                            9,800          483,434
                                                                   -------------
                                                                       2,294,231
                                                                   -------------

(Unaudited)

Food, Beverage & Tobacco - 7.28%
Anheuser-Busch                                            8,400          435,960
Coca-Cola                                                 6,100          267,546
General Mills                                             6,700          300,830
PepsiCo                                                   8,700          435,000
                                                                   -------------
                                                                       1,439,336
                                                                   -------------
Healthcare & Pharmaceuticals - 9.39%
Abbott Laboratories                                       5,900          232,165
GlaxoSmithKline ADR                                       7,200          294,840
HCA                                                       4,900          189,385
McKesson                                                  6,300          202,671
Pfizer                                                   10,100          322,796
+Tenet Healthcare                                        29,500          329,810
Wyeth                                                     8,100          286,740
                                                                   -------------
                                                                       1,858,407
                                                                   -------------
Industrial Machinery - 1.00%
Caterpillar                                               2,700          198,423
                                                                   -------------
                                                                         198,423
                                                                   -------------
Insurance - 5.29%
CIGNA                                                     4,600          285,246
PMI Group                                                 8,300          342,209
Prudential Financial                                      9,000          419,040
                                                                   -------------
                                                                       1,046,495
                                                                   -------------
Leisure, Lodging & Entertainment - 2.03%
Starwood Hotels & Resorts Worldwide                       4,200          189,000
+Westwood One                                             8,900          211,820
                                                                   -------------
                                                                         400,820
                                                                   -------------
Metals & Mining - 1.05%
Alcoa                                                     6,500          208,195
                                                                   -------------
                                                                         208,195
                                                                   -------------
Paper & Forest Products - 2.18%
International Paper                                       4,975          215,069
Weyerhaeuser                                              3,500          217,000
                                                                   -------------
                                                                         432,069
                                                                   -------------
Retail - 2.03%
Limited Brands                                            9,960          203,582
TJX                                                       8,400          197,148
                                                                   -------------
                                                                         400,730
                                                                   -------------
Telecommunications - 4.99%
ALLTEL                                                    8,200          426,400
BCE                                                      16,600          348,102
SBC Communications                                        8,352          211,640
                                                                   -------------
                                                                         986,142
                                                                   -------------
Textiles, Apparel & Furniture - 1.29%
NIKE                                                      3,500          254,485
                                                                   -------------
                                                                         254,485
                                                                   -------------
Utilities - 3.24%
Dominion Resources                                        3,300          209,418
Exelon                                                    6,200          216,380
FPL Group                                                 3,200          215,456
                                                                   -------------
                                                                         641,254
                                                                   -------------
TOTAL COMMON STOCK (COST $18,181,024)                                 19,648,913
                                                                   =============
TOTAL MARKET VALUE OF SECURITIES - 99.33%
 (cost $18,181,024)                                                   19,648,913
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES (SEE NOTES) - 0.67%                                        132,035
                                                                   =============
NET ASSETS APPLICABLE TO 1,254,772 SHARES
  OUTSTANDING - 100.00%                                              $19,780,948
                                                                   =============

--------------------------------------------------------------------------------
+ Non-income producing security for the period ended July 31, 2004.

ADR - American Depositary Receipts

(Unaudited)

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Large-Cap Value Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                        $19,265,658
                                                                   -------------
Aggregate unrealized appreciation                                      1,385,666
Aggregate unrealized depreciation                                     (1,002,411)
                                                                   -------------
Net unrealized appreciation                                             $383,255
                                                                   -------------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $8,210,784 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

YEAR OF EXPIRATION                                                        AMOUNT
--------------                                                     -------------
2008                                                                  $1,689,976
2010                                                                   2,565,836
2011                                                                   3,954,972


3. CREDIT AND MARKET RISK
The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable.

SCHEDULE OF INVESTMENTS (UNAUDITED)
DELAWARE POOLED TRUST - THE LARGE-CAP GROWTH EQUITY PORTFOLIO
JULY 31, 2004

                                                      NUMBER OF           MARKET
                                                         SHARES            VALUE
COMMON STOCK - 92.19%
Banking & Finance - 8.90%
American Express                                            500          $25,125
Capital One Financial                                       500           34,660
Merrill Lynch                                               700           34,804
                                                                   -------------
                                                                          94,589
                                                                   -------------
Basic Industry & Capital Goods - 2.02%
duPont (E.I.) deNemours                                     500           21,435
                                                                   -------------
                                                                          21,435
                                                                   -------------
Business Services - 4.73%
+Accenture Limited Class A                                  800           19,704
Cendant                                                     400            9,152
Clear Channel Communications                                600           21,420
                                                                   -------------
                                                                          50,276
                                                                   -------------
Cable, Media & Publishing - 2.85%
+Cox Communications Class A                               1,100           30,338
                                                                   -------------
                                                                          30,338
                                                                   -------------
Consumer Non-Durables - 15.23%
Best Buy                                                    400           19,264
+Coach                                                      700           29,953
Gap                                                       1,400           31,780
+Kohl's                                                     400           18,304
Staples                                                   1,200           34,656
Tyco International                                          900           27,900
                                                                   -------------
                                                                         161,857
                                                                   -------------
Consumer Services - 5.53%
+Comcast Special Class A                                  1,100           29,480
Marriott International Class A                              600           29,280
                                                                   -------------
                                                                          58,760
                                                                   -------------
Electronics & Electrical Equipment - 3.44%
General Electric                                          1,100           36,575
                                                                   -------------
                                                                          36,575
                                                                   -------------
Food, Beverage & Tobacco - 5.20%
McDonald's                                                1,100           30,250
PepsiCo                                                     500           25,000
                                                                   -------------
                                                                          55,250
                                                                   -------------
Healthcare & Pharmaceuticals - 23.04%
+Amgen                                                      600           34,128
+Anthem                                                     200           16,494
+Auxilium Pharmaceuticals                                   500            3,750
+Biogen Idec                                                500           30,000
+Boston Scientific                                          600           22,956
+Caremark Rx                                              1,000           30,500
+Chiron                                                     700           32,081
+Forest Laboratories                                        400           20,116
GlaxoSmithKline ADR                                         800           32,760
Guidant                                                     400           22,128
                                                                   -------------
                                                                         244,913
                                                                   -------------
Industrial Machinery - 3.01%
ITT Industries                                              400           31,980
                                                                   -------------
                                                                          31,980
                                                                   -------------
Software & Services - 3.39%
SAP ADR                                                     900           36,009
                                                                   -------------
                                                                          36,009
                                                                   -------------
Technology - 7.28%
+Cisco Systems                                            1,500           31,290
Intel                                                       800           19,504
+Lexmark International Group A                              300           26,550
                                                                   -------------
                                                                          77,344
                                                                   -------------
Technology/Semiconductors - 2.71%
Applied Materials                                         1,700           28,849
                                                                   -------------
                                                                          28,849
                                                                   -------------
Telecommunications - 2.15%
SBC Communications                                          900           22,806
                                                                   -------------
                                                                          22,806
                                                                   -------------
Transportation & Shipping - 2.71%
United Parcel Service Class B                               400           28,784
                                                                   -------------
                                                                          28,784
                                                                   -------------
TOTAL COMMON STOCK (COST $1,005,063)                                     979,765
                                                                   =============

(Unaudited)

                                                       PRINCIPAL
                                                        AMOUNT
REPURCHASE AGREEMENTS - 6.11%
With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $33,304,
collateralized by $5,000 U.S. Treasury
Bills due 8/19/04, market value $4,914, $6,000
U.S. Treasury Bills due 12/23/04, market value
$6,268 and $23,000 U.S. Treasury Bills
due 1/20/05, market value $22,815)                   $33,300              33,300
With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $31,703,
collateralized by $15,900 U.S. Treasury
Bills due 8/12/04, market value $15,832 and
$16,500 U.S. Treasury
Notes 1.625% due 3/31/05, market value $16,501)       31,700              31,700
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS (COST $65,000)                                65,000
                                                                   =============
TOTAL MARKET VALUE OF SECURITIES - 98.30%
(COST $1,070,063)                                                      1,044,765
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES - 1.70%                                                     18,033
                                                                   =============
NET ASSETS APPLICABLE TO 237,295 SHARES
  OUTSTANDING - 100.00%                                               $1,062,798
                                                                   =============

--------------------------------------------------------------------------------
+Non-income producing security for the period ended July 31, 2004.

ADR - American Depositary Receipts
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Large-Cap Growth Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees.

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                         $1,076,454
                                                                   -------------
Aggregate unrealized appreciation                                        $32,430
Aggregate unrealized depreciation                                       ($64,119)
                                                                   -------------
Net unrealized depreciation                                             ($31,689)
                                                                   =============


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $984,196 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

(Unaudited)

Year of Expiration                                                        Amount
------------------                                                        ------
2009                                                                    $427,983
2010                                                                     396,406
2009                                                                     159,807

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE MID-CAP GROWTH EQUITY PORTFOLIO

JULY 31, 2004                                         NUMBER OF           MARKET
                                                       SHARES              VALUE
COMMON STOCK - 91.29%
Banking & Finance - 16.56%
+AmeriTrade Holdings                                     36,800         $408,112
+CapitalSource                                           19,300          417,266
Cullen/Frost Bankers                                      8,500          365,670
+E Trade Financial                                       26,900          297,783
Eaton Vance                                               9,900          375,606
Lehman Brothers Holdings                                  5,400          378,540
+National Financial Partners                              4,800          161,664
Sovereign Bancorp                                        16,200          352,674
                                                                   -------------
                                                                       2,757,315
                                                                   -------------
Basic Industry & Capital Goods - 2.60%
+Mettler Toledo International                            10,400          433,680
                                                                   -------------
                                                                         433,680
                                                                   -------------
Building & Materials - 2.00%
KB HOME                                                   5,200          333,060
                                                                   -------------
                                                                         333,060
                                                                   -------------
Business Services - 4.67%
Cendant                                                  14,100          322,608
+Fisher Scientific International                          7,800          453,960
                                                                   -------------
                                                                         776,568
                                                                   -------------
Cable, Media & Publishing - 1.54%
+XM Satellite Radio Holdings - Class A                    9,700          255,983
                                                                   -------------
                                                                         255,983
                                                                   -------------
Commercial Services & Supplies - 3.49%
Manpower                                                  6,900          300,495
Robert Half International                                10,100          280,982
                                                                   -------------
                                                                         581,477
                                                                   -------------
Computers & Technology - 7.38%
Certegy                                                   6,900          261,579
+Citrix Systems                                          13,300          234,346
+Cognizant Technology Solutions                           3,000           82,650
+Mercury Interactive                                      9,700          354,632
+Red Hat                                                 17,300          296,176
                                                                   -------------
                                                                       1,229,383
                                                                   -------------
Consumer Non-Durables - 11.92%
+Amazon.com                                               4,100          159,572
Dollar General                                            8,700          167,910
Nordstrom                                                 9,400          412,660
Staples                                                  12,300          355,224
+Starbucks                                               13,200          619,872
+Williams-Sonoma                                          8,300          269,667
                                                                   -------------
                                                                       1,984,905
                                                                   -------------
Electronics & Electrical Equipment - 8.72%
ASML Holdings                                            21,700          308,357
+Lam Research                                            12,600          300,510
Linear Technology                                         9,500          371,450
+Network Appliance                                       12,400          239,444
+PMC - Sierra                                            19,500          231,660
                                                                   -------------
                                                                       1,451,421
                                                                   -------------
Environmental Services - 0.73%
+Allied Waste Industries                                 13,200          121,968
                                                                   -------------
                                                                         121,968
                                                                   -------------
Healthcare & Pharmaceuticals - 17.89%
+Amylin Pharmaceuticals                                  11,600          238,960
+Anthem                                                   3,000          247,410

(Unaudited)

+Barr Pharmaceuticals                                 6,550              224,993
+Biogen Idec                                          6,030              361,800
+Caremark Rx                                          8,300              253,150
+Chiron                                               8,500              389,555
+Coventry Health Care                                 3,100              158,441
+Express Scripts                                      3,900              255,840
+Genzyme                                              4,000              205,120
+Gilead Sciences                                      3,900              252,096
+Invitrogen                                           3,900              204,672
+Par Pharmaceuticals                                  4,700              176,908
+Watson Pharmaceuticals                                 400               10,084
                                                               -----------------
                                                                       2,979,029
                                                               -----------------
Insurance - 2.70%
PartnerRe                                             8,600              449,866
                                                               -----------------
                                                                         449,866
                                                               -----------------
Leisure, Lodging & Entertainment -
  6.70%
Marriott International - Class A                      7,200              351,360
Royal Caribbean Cruises                              10,100              431,775
Starwood Hotels & Resorts Worldwide                   7,400              333,000
                                                               -----------------
                                                                       1,116,135
                                                               -----------------
REITs - 2.63%
American Financial Realty Trust                      33,000              437,250
                                                               -----------------
                                                                         437,250
                                                               -----------------
Transportation - 1.76%
Expeditors International                              6,300              292,383
                                                               -----------------
                                                                         292,383
                                                               -----------------
TOTAL COMMON STOCK (COST $14,390,700)                                 15,200,423
                                                               =================


                                                  PRINCIPAL
                                                   AMOUNT
REPURCHASE AGREEMENTS - 8.79%
With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$750,663, collateralized by $110,800 U.S.
Treasury Bills due 8/19/04, market value
$110,689, $142,100
U.S. Treasury Bills due 12/23/04,
market value $141,164, and
$518,100 U.S. Treasury Bills due
1/20/05, market value $513,874)                    $750,600              750,600

With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$713,497, collateralized by $356,700
U.S. Treasury Bills due 8/12/04,
market value $356,594 and $370,200
U.S. Treasury Notes 1.625% due
3/31/05, market value $371,646)                     713,400              713,400
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS (COST $1,464,000)                          1,464,000
                                                               =================
TOTAL MARKET VALUE OF SECURITIES - 100.08%
  (cost $15,854,700)                                                  16,664,423
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS (SEE NOTES) - (0.08%)                                     (14,031)
                                                               =================
NET ASSETS APPLICABLE TO 5,149,754
  SHARES OUTSTANDING - 100.00%                                       $16,650,392
                                                               =================

--------------------------------------------------------------------------------
Non-income producing security for the period ended July 31, 2004.

REIT - Real Estate Investment Trust
--------------------------------------------------------------------------------
Notes

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - Mid-Cap Growth Equity Portfolio (the "Portfolio").

(Unaudited)

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                        $15,825,029
                                                               -----------------
Aggregate unrealized appreciation                                      1,662,116
Aggregate unrealized depreciation                                       (822,722)
                                                               -----------------
Net unrealized appreciation                                             $839,394
                                                               -----------------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $405,940 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration
------------------                                                      Amount
                                                                     -----------
2009                                                                    $109,949
2011                                                                     295,991


3. CREDIT AND MARKET RISK
The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Portfolio invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE SMALL-CAP VALUE EQUITY PORTFOLIO

JULY 31, 2004                                          NUMBER OF          MARKET
                                                         SHARES            VALUE
COMMON STOCK - 94.01%
Banking & Finance - 9.41%
Boston Private Financial Holdings                         1,500          $34,815
Colonial BancGroup                                        2,600           50,153
Commercial Federal                                        1,200           31,596
Compass Bancshares                                        1,100           48,499
First Republic Bank                                         900           38,970
Greater Bay Bancorp                                       1,500           39,525
MAF Bancorp                                                 800           32,120
Provident Bankshares                                      1,200           35,868
Republic Bancorp                                          1,590           23,294
+Sterling Financial                                         629           19,902
                                                                   -------------
                                                                         354,742
                                                                   -------------
Basic Industry/Capital Goods - 22.49%
Arch Coal                                                 1,200           40,524
+Casella Waste Systems                                    1,900           23,180
Crane                                                     1,100           30,602
+Crown Holdings                                           2,600           26,364
Federal Signal                                              700           11,907
Fuller (H.B.)                                             1,000           26,730
Gibraltar Steel                                           1,000           32,250
+Golden Star Resources                                    4,100           16,482
+Griffon                                                  2,420           50,746
Harsco                                                      800           35,904
+Insituform Technologies Class A                          1,000           17,970
+Jacobs Engineering Group                                   600           23,988
Kaydon                                                    1,300           37,869
Louisiana-Pacific                                         1,600           37,888
MacDermid                                                 1,300           38,038
+Meridian Gold                                            1,900           25,194
Mueller Industries                                          700           26,684
+Pactiv                                                   2,000           47,160
+PolyOne                                                  3,300           23,859
St. Joe                                                     800           34,416
Smith (A.O.)                                                500           14,360
Spartech                                                  1,100           26,290
+Terex                                                      600           23,346
+Tetra Tech                                               2,000           32,280
Texas Industries                                          1,000           42,830
Universal Forest Products                                   400           12,148
Wabtec                                                    1,900           34,580
Walter Industries                                         2,200           30,690
Wausau-Mosinee Paper                                      1,500           23,310
                                                                   -------------
                                                                         847,589
                                                                   -------------
Business Services - 2.04%
Brink's                                                   1,400           45,290
+United Stationers                                          800           31,536
                                                                   -------------
                                                                          76,826
                                                                   -------------
Consumer Durables - 3.33%
Furniture Brands International                            1,500           34,470
KB HOME                                                     600           38,430
Thor Industries                                           1,200           37,572
+WCI Communities                                            700           15,071
                                                                   -------------
                                                                         125,543
                                                                   -------------
Consumer Non-Durables - 12.41%
+AnnTaylor Stores                                         1,750           46,970
+Barnes & Noble                                             800           27,504
Belo Class A                                                800           18,704
+Carter's                                                   400           10,916
Cato Class A                                              1,400           29,218

(Unaudited)

+Department 56                                              800           12,336
+Electronics Boutique Holdings                            1,400           35,154
+Jo-Ann Stores                                              920           24,398
K-Swiss                                                   1,700           30,600
Kellwood                                                  1,000           40,150
Movie Gallery                                             1,100           19,129
Oakley                                                    1,600           17,280
Phillips-Van Heusen                                         900           17,073
Pier 1 Imports                                            1,300           23,309
Reebok International                                        700           23,842
+Shopko Stores                                            1,300           20,215
+Sports Authority                                           707           18,029
+Take-Two Interactive Software                              800           25,056
Wolverine World Wide                                      1,200           28,056
                                                                   -------------
                                                                         467,939
                                                                   -------------
Consumer Products - 2.37%
Bunge Limited                                             1,000           40,130
+Constellation Brands                                     1,300           49,244
                                                                   -------------
                                                                          89,374
                                                                   -------------
Energy - 8.74%
+Energy Partners                                          2,500           39,100
+FMC Technologies                                         1,100           33,000
+Grey Wolf                                                6,100           27,389
+Magnum Hunter Resources                                  3,800           40,736
+Newfield Exploration                                       900           53,163
+Newpark Resources                                        4,800           29,280
Southwest Gas                                             1,300           30,771
+W-H Energy Services                                      1,900           38,190
+Whiting Petroleum                                        1,600           37,888
                                                                   -------------
                                                                         329,517
                                                                   -------------
Healthcare & Pharmaceuticals - 6.56%
+Alderwoods Group                                         2,500           22,213
+America Service Group                                      700           24,801
Arrow International                                         500           13,860
+Genesis HealthCare                                         700           18,795
+Kindred Healthcare                                       1,100           26,675
+Ocular Sciences                                          1,000           44,130
Owens & Minor                                             1,400           35,938
+Province Healthcare                                      1,000           14,530
+RehabCare Group                                            900           21,555
+Service International                                    3,900           24,765
                                                                   -------------
                                                                         247,262
                                                                   -------------
Insurance - 3.80%
AmerUs Group                                              1,100           42,350
Berkley (W.R.)                                            1,275           52,199
Harleysville Group                                        1,100           20,790
Platinum Underwriters Holdings                            1,000           27,830
                                                                   -------------
                                                                         143,169
                                                                   -------------
REITs - 4.74%
Ashford Hospitality Trust                                 1,600           14,304
Camden Property Trust                                       900           40,500
Highland Hospitality                                      2,300           23,897
Pan Pacific Retail Properties                               700           35,420
Prentiss Properties Trust                                 1,000           34,260
Reckson Associates Realty                                 1,100           30,481
                                                                   -------------
                                                                         178,862
                                                                   -------------
Technology - 12.42%
+Bell Microproducts                                       2,200           15,444
+Checkpoint Systems                                       1,800           30,978
+Datastream Systems                                       2,800           18,284
+Entegris                                                 3,000           26,700
+Herley Industries                                        1,200           22,560
+Insight Enterprises                                      1,600           25,664
+International Rectifier                                    900           35,280
+NETGEAR                                                  3,000           34,230
+Overland Storage                                         1,800           21,132
+Photronics                                               1,100           15,917
+Plexus                                                   2,300           25,783
+QAD                                                      1,800           18,324
+Storage Technology                                       1,500           37,425

(Unaudited)

Symbol Technologies                                       2,300           30,107
+Synnex                                                   1,400           21,070
+Tech Data                                                  600           22,476
+Technitrol                                               2,100           38,850
+United Defense Industries                                  800           27,720
                                                                   -------------
                                                                         467,944
                                                                   -------------
Transportation & Shipping - 3.97%
Alexander & Baldwin                                       1,500           49,320
+Continental Airlines Class B                             1,200           10,788
+Kirby                                                      900           34,740
+SCS Transportation                                         500           12,875
SkyWest                                                     800           11,304
+Yellow Roadway                                             700           30,457
                                                                   -------------
                                                                         149,484
                                                                   -------------
Utilities - 1.73%
Black Hills                                                 400           11,048
+El Paso Electric                                         1,600           24,080
PNM Resources                                             1,450           30,218
                                                                   -------------
                                                                          65,346
                                                                   -------------
TOTAL COMMON STOCK (cost $2,903,564)                                   3,543,597
                                                                   =============
INVESTMENT COMPANIES - 2.61%
iShares Russell 2000 Value Index Fund                       600           98,292
                                                                   -------------
TOTAL INVESTMENT COMPANIES (cost $91,687)                                 98,292
                                                                   =============
WARRANTS - 0.01%
Magnum Hunter Resources                                     420              252
                                                                   -------------
TOTAL WARRANTS (cost $0)                                                     252
                                                                   =============


                                                       PRINCIPAL
                                                        AMOUNT
REPURCHASE AGREEMENTS - 6.13%
(dated 7/30/04, to be repurchased at
$118,413 collateralized by $17,500
U.S. Treasury Bills due 8/19/04, market
value $17,465, $22,400 U.S. Treasury Bills
due 12/ 23/04, market value $22,274, and
$81,700 U.S. Treasury Bills due 1/20/05, market
value $81,083)                                         $118,400          118,400

With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$112,612 collateralized by $56,300 U.S.
Treasury Bills due 8/12/04, market value
$56,266 and $58,400 U.S. Treasury Notes
1.625% due 3/31/05, market value $58,641)               112,600          112,600
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS (cost $231,000)                              231,000
                                                                   =============
TOTAL MARKET VALUE OF SECURITIES - 102.76%
  (cost $3,226,251)                                                   $3,873,141
LIABILITIES NET OF RECEIVABLES AND OTHER
  ASSETS (SEE NOTES) - (2.76%)                                          (103,980)
                                                                   =============
NET ASSETS APPLICABLE TO 297,619 SHARES
  OUTSTANDING - 100%                                                  $3,769,161
                                                                   =============

--------------------------------------------------------------------------------
+Non-income producing security for the period ended July 31, 2004.

REIT - Real Estate Investment Trust
--------------------------------------------------------------------------------


NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Small-Cap Value Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees.

(Unaudited)


FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                         $3,228,671
                                                                   -------------
Aggregate unrealized appreciation                                        767,728
Aggregate unrealized depreciation                                       (123,258)
                                                                   -------------
Net unrealized appreciation                                             $644,470
                                                                   -------------


3. CREDIT AND MARKET RISK
The Portfolio invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE SMALL-CAP GROWTH EQUITY PORTFOLIO

JULY 31, 2004                                           NUMBER OF         MARKET
                                                         SHARES            VALUE
COMMON STOCK - 94.47%
Banking & Finance - 9.38%
+CapitalSource                                            12,700        $274,574
City National                                             28,900       1,864,050
Cullen/Frost Bankers                                      45,900       1,974,618
Downey Financial                                          28,200       1,515,750
First Niagara Financial Group                             43,764         533,483
IndyMac Bancorp                                           34,100       1,132,802
Sovereign Bancorp                                         41,800         909,986
Webster Financial                                         28,500       1,337,220
Westcorp                                                  12,300         511,434
                                                                    ------------
                                                                      10,053,917
                                                                    ------------
Basic Industry/Capital Goods - 3.94%
+Mettler-Toledo International                             41,900       1,747,230
MSC Industrial Direct Class A                             62,781       1,965,045
+Paxar                                                    26,900         518,632
                                                                    ------------
                                                                       4,230,907
                                                                    ------------
Business Services - 10.46%
+Advisory Board                                           42,300       1,350,216
+Bright Horizons Family Solutions                         28,253       1,433,840
+Digital Insight                                          28,100         416,723
+Fisher Scientific International                          56,700       3,299,940
+Monster Worldwide                                        75,800       1,674,422
+Resources Connection                                     38,900       1,508,542
+SIRVA                                                    56,000       1,309,280
+Standard Parking                                         17,300         219,537
                                                                    ------------
                                                                      11,212,500
                                                                    ------------
Consumer Durables - 3.97%
Gentex                                                    62,600       2,241,080
KB HOME                                                   15,600         999,180
+Toll Brothers                                            25,500       1,013,370
                                                                    ------------
                                                                       4,253,630
                                                                    ------------
Consumer Non-Durables - 10.53%
+Carter Holdings                                          40,200       1,097,058
+Coach                                                    88,892       3,803,689
+Conn's                                                   16,200         270,702
+Cost Plus                                                52,446       1,754,843
+Dollar Tree Stores                                       21,778         586,046
+Peet's Coffee & Tea                                      27,300         661,752
PETsMART                                                 100,500       3,116,505
                                                                    ------------
                                                                      11,290,595
                                                                    ------------
Consumer Services - 14.89%
+ASK Jeeves                                               43,700       1,270,796
Cash America International                                67,000       1,504,150
+Cheesecake Factory                                       46,449       1,940,175
Four Seasons Hotels                                       30,700       1,863,183
+Getty Images                                             40,671       2,221,450
Gray Television Class B                                   50,400         600,768
+Kerzner International                                    12,300         576,993
+LIN TV Class A                                           44,800         813,120
+Mediacom Communications                                 124,267         816,434
+Sonic                                                    84,875       1,952,125
+West                                                     37,563         941,704
+Wynn Resorts                                             40,800       1,459,824
                                                                    ------------
                                                                      15,960,722
                                                                    ------------

(Unaudited)

Healthcare & Pharmaceuticals - 21.15%
+Abgenix                                                100,300          980,433
+Align Technology                                        63,200        1,085,776
+Amylin Pharmaceuticals                                  73,200        1,507,920
+Andrx Group                                             22,200          575,868
+Atherogenics                                            20,200          290,476
+#*Conceptus Restricted                                  56,500          550,875
+Coventry Health Care                                    19,500          996,645
+CTI Molecular Imaging                                   91,100          953,817
+Dendreon                                                76,200          701,802
+Digene                                                  47,100        1,607,994
+Exelixis                                                74,500          590,040
+Inspire Pharmaceuticals                                 55,941          732,268
+Martek Biosciences                                      21,400        1,012,648
Medicis Pharmaceutical Class A                           40,100        1,434,377
+MGI Pharma                                              55,100        1,543,351
+Nektar Therapeutics                                    132,968        2,332,258
+NitroMed                                                57,200          999,856
+Protein Design Labs                                    132,000        2,138,400
+Telik                                                   54,000        1,067,040
+United Therapeutics                                     49,000        1,213,240
+Wilson Greatbatch Technology                            16,300          356,970
                                                                   -------------
                                                                      22,672,054
                                                                   -------------
Insurance - 3.85%
Delphi Financial Group Class A                           15,150          614,333
HCC Insurance Holdings                                    6,300          190,890
IPC Holdings                                             23,700          888,750
PartnerRe                                                46,500        2,432,415
                                                                   -------------
                                                                       4,126,388
                                                                   -------------
Technology - 13.08%
+Akamai Technologies                                     84,100        1,255,613
+AMIS Holdings                                           53,600          789,528
+CheckFree                                               40,400        1,213,616
+Cymer                                                   51,100        1,463,504
Henry (Jack) & Associates                                97,930        1,885,153
+Integrated Circuit Systems                              55,300        1,322,776
+Micrel                                                 103,271        1,060,593
+Opsware                                                130,000          800,800
+Palmone                                                  7,500          301,650
+Power Integrations                                      50,700        1,023,126
+Skyworks Solutions                                     205,700        1,723,766
+Tekelec                                                 51,005          991,027
+Varian Semiconductor Equipment                           6,300          188,181
                                                                   -------------
                                                                      14,019,333
                                                                   -------------
Transportation - 3.22%
Hunt (J.B.) Transportation Services                      53,900        2,070,299
UTI Worldwide                                            26,800        1,379,932
                                                                   -------------
                                                                       3,450,231
                                                                   -------------
TOTAL COMMON STOCK (cost $83,665,955)                                101,270,277
                                                                   =============

(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
REPURCHASE AGREEMENTS - 5.29%
With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$2,907,315 collateralized by $429,000
U.S. Treasury Bills due 8/19/04,
market value $428,692, $550,000 U.S. Treasury
Bills due 12/23/ 04, market value $546,719,
$2,007,000 U.S. Treasury Bills due 1/20/05,
market   value $1,990,210)                          $2,907,000         2,907,000

With UBS Warburg 1.30% 8/2/04 (dated 7/30/
04, to be repurchased at $2,763,299
collateralized by $1,381,000 U.S.
Treasury Bills due 8/12/04, market value
$1,381,069, $1,434,000 U.S. Treasury
Notes 1.625% due 3/31/05, market value
$1,439,368)                                          2,763,000         2,763,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS (cost
  $5,670,000)                                                          5,670,000
                                                                  ==============
TOTAL MARKET VALUE OF SECURITIES - 99.76%
  (cost $89,335,955)                                                $106,940,277
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES (SEE NOTES) - 0.24%                                        258,223
                                                                  ==============
NET ASSETS APPLICABLE TO 7,872,552 SHARES
  OUTSTANDING - 100.00%                                             $107,198,500
                                                                  ==============

--------------------------------------------------------------------------------
+Non-income producing security for the period ended July 31, 2004.

# See note 3 in "Notes"

*This security is being fair valued in accordance with the Portfolio's fair valuation policy. See note 1 in "Notes"
--------------------------------------------------------------------------------


NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Small-Cap Growth Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees.

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Unaudited)

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes were as follows:

Aggregate cost of investments                                        $90,776,682
                                                                  --------------
Aggregate unrealized appreciation                                     21,656,082
Aggregate unrealized depreciation                                     (5,492,487)
                                                                  --------------
Net unrealized appreciation                                          $16,163,595
                                                                  --------------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $15,615,210 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:


Year of expiration                                                       Amount
------------------                                                      --------
2008                                                                  $  851,478
2009                                                                   9,536,866
2010                                                                   3,721,802
2011                                                                   1,505,064


3. RESTRICTED SECURITIES
Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted securities held by the Portfolio are as follows:

                                                                       DATE OF
                                                                       PURCHASE           SHARES              COST       FAIR VALUE
                                                                       ---------         -------         ---------       -----------
PRIVATE PLACEMENT SECURITIES
Conceptus                                                               2/25/04           56,500          $480,250         $550,875


4. CREDIT AND MARKET RISK
The Portfolio invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE SMALL CAP GROWTH II EQUITY PORTFOLIO

                                                      NUMBER OF           MARKET
JULY 31, 2004                                            SHARES            VALUE
COMMON STOCK - 89.68%
Banking & Finance - 13.17%
Bank of the Ozarks                                          200           $5,110
Brookline Bancorp                                         1,300           18,499
+CapitalSource                                            2,200           47,564
Downey Financial                                          1,000           53,750
+ipayment Holdings                                          500           19,380
R & G Financial                                             600           21,048
+Silicon Valley Bancshares                                  700           25,627
Westcorp                                                  1,300           54,054
                                                                   -------------
                                                                         245,032
                                                                   =============
Basic Industry/Capital Goods - 3.54%
Engineered Support Systems                                  400           22,428
+Rofin-Sinar Technologies                                   800           16,968
+Varian                                                     700           26,530
                                                                   -------------
                                                                          65,926
                                                                   =============
Business Services - 6.71%
+Advisory Board                                           1,400           44,688
+Charles River Associates                                   700           22,428
+Corillian                                                5,200           25,740
Gevity HR                                                   900           18,702
+Portfolio Recovery Associates                              500           13,235
                                                                   -------------
                                                                         124,793
                                                                   =============
Consumer Non-Durables - 14.59%
+America's Car-Mart                                         400           12,200
+Cabela's Class A                                           200            5,370
+Coach                                                    1,200           51,348
+Cost Plus                                                  600           20,076
+Guitar Center                                              700           31,465
+Hibbett Sporting Goods                                   1,700           32,402
+PC Mall                                                    800           13,432
+Tractor Supply                                             600           21,756
+Urban Outfitters                                         2,800           83,272
                                                                   -------------
                                                                         271,321
                                                                   =============
Consumer Services - 11.18%
+ASK Jeeves                                                 700           20,356
+Cheesecake Factory                                         600           25,062
+First Cash Financial Services                            1,200           24,060
Four Seasons Hotels                                         400           24,276
+iVillage                                                 3,300           17,061
+LIN TV Class A                                             800           14,520
+Mediacom Communications                                  3,900           25,623
+RARE Hospitality International                           1,000           28,210
+Sonic                                                    1,250           28,750
                                                                   -------------
                                                                         207,918
                                                                   =============
Healthcare & Pharmaceuticals - 21.83%
+Abgenix                                                  1,700           16,618
+Align Technology                                         1,800           30,924
+Axonyx                                                   1,200            4,800
+Conceptus                                                1,600           15,600
+CV Theraputics                                           1,300           17,407
+Digene                                                     800           27,312

(Unaudited)


+Immucor                                                  1,500           30,390
+Isolagen                                                 2,300           18,377
Medicis Pharmaceutical Class A                              700           25,039
+MGI Pharma                                               1,000           28,010
+Nektar Therapeutics                                      3,100           54,373
+Neurochem                                                1,000           17,380
+North American Scientific                                2,400           16,992
+Pain Therapeutics                                        3,200           20,416
+POZEN                                                    2,300           14,950
+Protein Design Labs                                      1,500           24,300
+Transkaryotic Therapies                                    800           11,928
+United Therapeutics                                        900           22,284
+Wilson Greatbatch Technology                               400            8,760
                                                                   -------------
                                                                         405,860
                                                                   =============
Insurance - 1.92%
Delphi Financial Group Class A                              700           28,385
Hub International Limited                                   400            7,416
                                                                   -------------
                                                                          35,801
                                                                   =============
REITs - 1.17%
RAIT Investment Trust                                       900           21,816
                                                                   -------------
                                                                          21,816
                                                                   =============
Technology - 13.06%
+Agile Software                                           3,700           27,528
+Akamai Technologies                                      1,400           20,902
+Cymer                                                      900           25,776
+Manhattan Associates                                       800           20,768
+MatrixOne                                                4,100           26,076
+Netegrity                                                2,500           16,350
+O2Micro International                                    2,400           30,888
+Power Integrations                                         900           18,162
+Skyworks Solutions                                       3,900           32,682
+Tessera Technologies                                     1,200           20,880
+Varian Semiconductor Equipment                             100            2,987
                                                                   -------------
                                                                         242,999
                                                                   =============
Transportation & Shipping - 2.51%
+Knight Transportation                                    1,650           32,687
+Old Dominion Freight Line                                  400           11,608
+Republic Airways Holdings                                  200            2,412
                                                                   -------------
                                                                          46,707
                                                                   =============
TOTAL COMMON STOCK (COST $ 1,739,063)                                  1,668,173
                                                                   =============


                                                      PRINCIPAL
                                                         AMOUNT
SHORT-TERM INVESTMENTS - 7.52%
Discount Notes - 7.52%
Fannie Mae
 1.22% 8/10/04                                         $105,000          104,968
 1.22% 8/11/04                                           35,000           34,988
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $ 139,956)                            139,956
                                                                   =============
TOTAL MARKET VALUE OF SECURITIES - 97.20%
  (COST $1,879,019)                                                    1,808,129
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES (SEE NOTES) - 2.80%                                         52,024
                                                                   =============
NET ASSETS APPLICABLE TO 235,295 SHARES
  OUTSTANDING - 100.00%                                               $1,860,153
                                                                   =============

+ Non-income producing security for the period ended July 31, 2004.

(Unaudited)



REIT - Real Estate Investment Trust
--------------------------------------------------------------------------------
Notes

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Small Cap Growth II Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the portfolios on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                         $1,879,019
                                                                   -------------
Aggregate unrealized appreciation                                        112,930
Aggregate unrealized depreciation                                       (183,820)
                                                                   -------------
Net unrealized depreciation                                             $(70,890)
                                                                   -------------


3. CREDIT AND MARKET RISK
The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE REAL ESTATE INVESTMENT TRUST PORTFOLIO/DELAWARE REIT FUND

                                                        NUMBER OF         MARKET
JULY 31, 2004                                              SHARES          VALUE
COMMON STOCK - 92.46%
Diversified REITs - 5.87%
Crescent Real Estate Equities                             275,400     $4,326,534
Vornado Realty Trust                                      425,600     24,723,104
                                                                     -----------
                                                                      29,049,638
                                                                     -----------
Healthcare REITs - 1.91%
+#Medical Properties Trust 144A                           353,200      3,532,000
*Nationwide Health Properties                             309,900      5,919,090
                                                                     -----------
                                                                       9,451,090
                                                                     -----------
Hotel REITs - 4.50%
Hersha Hospitality Trust                                  597,600      5,916,240
+Host Marriott                                            371,200      4,807,040
*LaSalle Hotel Properties                                 448,100     11,534,094
                                                                     -----------
                                                                      22,257,374
                                                                     -----------
Industrial REITs - 6.38%
AMB Property                                              242,700      8,528,478
*First Potomac Realty Trust                               173,000      3,425,400
ProLogis                                                  575,300     19,583,212
                                                                     -----------
                                                                      31,537,090
                                                                     -----------
Mall REITs - 18.99%
CBL & Associates Properties                               227,000     12,507,700
General Growth Properties                                 668,300     20,102,464
Mills                                                     231,400     10,551,840
Rouse                                                     475,400     23,199,520
Simon Property Group                                      534,400     27,580,384
                                                                     -----------
                                                                      93,941,908
                                                                     -----------
Manufactured Housing REITs - 1.38%
*Sun Communities                                          181,200      6,814,932
                                                                     -----------
                                                                       6,814,932
                                                                     -----------
Mortgage REITs - 2.68%
#*Fieldstone Investments Corporate 144A                   479,800      7,556,850
+HomeBanc                                                 324,600      2,694,180
+Sunset Financial Resources                               288,700      2,999,593
                                                                     -----------
                                                                      13,250,623
                                                                     -----------
Multifamily REITs - 8.90%
Apartment Investment & Management Class A                  80,600      2,576,782
*BRE Properties Class A                                   420,500     14,570,325
Camden Property Trust                                     159,000      7,155,000
Equity Residential                                        623,400     18,421,470
Home Properties                                             9,700        364,720
United Dominion Realty Trust                               48,200        934,598
                                                                     -----------
                                                                      44,022,895
                                                                     -----------
Office REITs - 21.65%
Alexandria Real Estate Equities                           218,500     13,129,665
*American Financial Realty Trust                          601,900      7,975,175
*Brandywine Realty Trust                                  273,900      7,477,470
CarrAmerica Realty                                        645,500     19,681,295
Equity Office Properties Trust                          1,090,874     28,308,180
Prentiss Properties Trust                                 530,000     18,157,800
SL Green Realty                                           251,600     12,353,560
                                                                     -----------
                                                                     107,083,145
                                                                     -----------
Office/Industrial REITs - 8.62%
Duke Realty                                               494,400     15,207,744
Liberty Property Trust                                    253,300      9,726,720
*Reckson Associates Realty                                639,200     17,712,232
                                                                     -----------
                                                                      42,646,696
                                                                     -----------
Real Estate Operating Companies - 3.42%
St. Joe                                                    56,700      2,439,234
Starwood Hotels & Resorts Worldwide                       321,700     14,476,500
                                                                     -----------
                                                                      16,915,734
                                                                     -----------

(Unaudited)

Retail Strip Centers REITs - 8.16%
Developers Diversified Realty                          283,100        10,157,628
Federal Realty Investment Trust                        309,900        13,077,780
*Ramco-Gershenson Properties                           376,000         9,666,960
Regency Centers                                        175,500         7,458,750
                                                                  --------------
                                                                      40,361,118
                                                                  --------------
TOTAL COMMON STOCK
(COST $379,040,278)                                                  457,332,243
                                                                  ==============


                                                     PRINCIPAL
                                                        AMOUNT
REPURCHASE AGREEMENTS- 7.70%
With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$19,519,114 collateralized by $2,880,000
U.S. Treasury Bills due 8/19/04, market
value $2,878,208, $3,694,000 U.S. Treasury
Bills due 12/23/04, market value $3,670,637
and $13,472,000 U.S. Treasury Bills due
1/20/05, market value $13,362,138)               $19,517,000          19,517,000

With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$18,553,010  collateralized by
$9,275,000 U.S. Treasury Bills due
8/12/04, market value $9,272,407 and
$9,627,000 U.S. Treasury Notes 1.625%
due 3/31/05, market value $9,663,823)             18,551,000          18,551,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
  (COST $38,068,000)                                                  38,068,000
                                                                  --------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 100.16%
  (COST $417,108,278)                                                495,400,243
                                                                  ==============
SECURITIES LENDING COLLATERAL**- 4.17%
Short-Term Investments
Abbey National 1.190% 10/15/04                         362,328           367,192
American Express Bank FSB 1.32% 8/13/04                696,270           696,261
Barclays Bank
 1.10% 8/19/04                                         588,033           587,984
 1.92% 1/31/05                                         154,719           154,725
Bayerische Landesbank 1.434% 8/30/04                   309,387           309,400
BNP Paribus 1.29% 8/16/04                              742,700           742,679
Canadian Imperial Bank 1.36% 8/3/04                    386,788           386,792
CDC IXIS 1.485% 11/12/04                               619,152           618,899
Credit Swiss First Boston 1.60% 12/13/04               619,221           618,899
Deutsche Bank Financial 1.383% 2/22/05                 154,640           154,843
General Electric Capital
 1.368% 2/3/05                                         232,038           232,412
 1.382% 10/4/04                                        232,038           232,197
 1.594% 10/25/04                                       263,010           263,209
Goldman Sachs Group LP
 1.493% 12/8/04                                        363,531           363,603
 1.80% 12/21/04                                        355,863           355,867
HBOS Treasury Services PLC 1.62% 10/29/04              773,648           773,624
ING Bank NV 1.10% 9/30/04                              619,222           618,899
Merrill Lynch Mortgage Capital 1.413%
  10/12/04                                             618,899           618,899
Morgan Stanley
 1.393% 3/10/05                                        618,899           618,899
 1.50% 8/30/05                                         154,457           154,725
National Rural Utilities Coop 1.302% 8/2/04          1,004,221         1,004,222
Rabobank 1.345% 3/2/05                                 773,673           773,478
Royal Bank of Canada 1.410% 6/27/05                    773,706           773,411
Societe Generale
 1.348 6/14/05                                         388,226           388,084
 1.397% 12/8/04                                        618,821           618,821
Svenska Handlesbank 1.10% 8/8/04                       773,649           773,624
UBS Securities LLC 1.313% 8/2/04                     4,486,385         4,486,385
Union Bank of Switzerland 1.13% 12/20/04               775,323           773,624
Wachovia Bank N.A. 1.377% 11/15/04                     618,977           619,165

(Unaudited)

Wells Fargo Bank 1.35% 8/30/05                         773,792           773,624
Wilmington Trust Company 1.44% 9/8/04                  773,645           773,624
                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL
(cost $20,628,070)                                                    20,628,070
                                                                  ==============
TOTAL MARKET VALUE OF SECURITIES - 104.33%
(cost $437,736,348)                                                  516,028,313++

OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL - (4.17%)**                                             (20,628,070)

LIABILITIES NET OF RECEIVABLES AND OTHER
  ASSETS (SEE NOTES) - (0.16%)                                          (789,466)
                                                                  ==============
NET ASSETS APPLICABLE TO 26,080,428 SHARES
  OUTSTANDING - 100.00%                                             $494,610,777
                                                                  ==============


*Security is fully or partially on loan.
**See Note 3 in "Notes."
+Non-income producing security for the period ended July 31, 2004. #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4 in "Notes."
++ Includes $20,241,350 of securities loaned.

REIT-Real Estate Investment Trust

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - the Delaware REIT Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                                       $417,421,011
                                                                   -------------
Aggregate unrealized appreciation                                     82,102,182
Aggregate unrealized depreciation                                    (4,122,950)
                                                                   -------------
Net unrealized appreciation                                          $77,979,232
                                                                   -------------

(Unaudited)

3. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/ or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At July 31, 2004, the market value of the securities on loan was $20,241,350, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II

JULY 31, 2004

                                                       NUMBER OF
                                                         SHARES     MARKET VALUE
COMMON STOCK - 93.02%
Diversified REITs - 5.79%
Crescent Real Estate Equities                            23,300         $366,043
Vornado Realty Trust                                     40,900        2,375,881
                                                                   -------------
                                                                       2,741,924
                                                                   -------------
Healthcare REITs - 2.00%
+#Medical Properties Trust 144A                          33,900          339,000
Nationwide Health Properties                             31,800          607,380
                                                                   -------------
                                                                         946,380
                                                                   -------------
Hotel REITs - 4.61%
Hersha Hospitality Trust                                 57,400          568,260
+Host Marriott                                           37,800          489,510
LaSalle Hotel Properties                                 43,800        1,127,412
                                                                   -------------
                                                                       2,185,182
                                                                   -------------
Industrial REITs - 6.36%
AMB Property                                             22,980          807,517
First Potomac Realty Trust                               16,600          328,680
ProLogis                                                 55,200        1,879,008
                                                                   -------------
                                                                       3,015,205
                                                                   -------------
Mall REITs - 19.20%
CBL & Associates Properties                              21,800        1,201,180
General Growth Properties                                64,200        1,931,136
Mills                                                    22,200        1,012,320
Rouse                                                    45,600        2,225,280
Simon Property Group                                     52,870        2,728,621
                                                                   -------------
                                                                       9,098,537
                                                                   -------------
Manufactured Housing REITs - 1.38%
Sun Communities                                          17,440          655,918
                                                                   -------------
                                                                         655,918
                                                                   -------------
Mortgage REITs - 2.69%
#Fieldstone Investments 144A                             46,100          726,075
+HomeBanc                                                31,200          258,960
Sunset Financial Resources                               27,700          287,803
                                                                   -------------
                                                                       1,272,838
                                                                   -------------
Multifamily REITs - 8.92%
Apartment Investment & Management Class A                 7,690          245,849
BRE Properties Class A                                   40,300        1,396,395
Camden Property Trust                                    15,300          688,500
Equity Residential                                       59,900        1,770,045
Home Properties                                             900           33,840
United Dominion Realty Trust                              4,600           89,194
                                                                   -------------
                                                                       4,223,823
                                                                   -------------
Office REITs - 21.79%
Alexandria Real Estate Equities                          21,600        1,297,944
American Financial Realty Trust                          58,200          771,150
Brandywine Realty Trust                                  26,300          717,990
CarrAmerica Realty                                       61,990        1,890,075
Equity Office Properties Trust                          104,711        2,717,251
Prentiss Properties Trust                                50,875        1,742,978
SL Green Realty                                          24,180        1,187,238
                                                                   -------------
                                                                      10,324,626
                                                                   -------------
Office/Industrial REITs - 8.64%
Duke Realty                                              47,440        1,459,254
Liberty Property Trust                                   24,333          934,387
Reckson Associates Realty                                61,330        1,699,455
                                                                   -------------
                                                                       4,093,096
                                                                   -------------
Real Estate Operating Companies - 3.43%
St. Joe                                                   5,400          232,308
Starwood Hotels & Resorts Worldwide                      30,900        1,390,500
                                                                   -------------
                                                                       1,622,808
                                                                   -------------

(Unaudited)

Retail Strip Centers REITs - 8.21%
Developers Diversified Realty                            27,200          975,936
Federal Realty Investment Trust                          29,800        1,257,560
Ramco-Gershenson Properties                              36,400          935,844
Regency Centers                                          16,900          718,250
                                                                   -------------
                                                                       3,887,590
                                                                   -------------
TOTAL COMMON STOCK (COST $37,836,228)                                 44,067,927
                                                                   =============


                                                       PRINCIPAL
                                                         AMOUNT
REPURCHASE AGREEMENTS- 8.31%

With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$2,019,219 collateralized by $297,900
U.S. Treasury Bills due 8/19/04, market
value $297,740, $372,200 U.S. Treasury
Bills due 12/23/04, market value $379,714 and
$1,354,900 U.S. Treasury Bills due 1/20/05,
market value $1,382,266)                             $2,019,000        2,019,000

With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$1,919,209 collateralized by $959,900
U.S. Treasury Bills due 8/12/04, market
value $959,198 and $995,900 U.S. Treasury
Notes 1.625% due 3/31/05, market value $999,688)      1,919,000        1,919,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS (cost $3,938,000)                          3,938,000
                                                                   =============
TOTAL MARKET VALUE OF SECURITIES - 101.33%
(cost $41,774,228)                                                    48,005,927

LIABILITIES NET OF RECEIVABLES AND OTHER
ASSETS - (1.33%)                                                        (628,776)
                                                                   =============
NET ASSETS APPLICABLE TO 2,025,404 SHARES
OUTSTANDING - 100.00%                                                $47,377,151
                                                                   =============

--------------------------------------------------------------------------------
+ Non-income producing security for the period ended July 31, 2004.

# Security exempt from registration under rule 144A of the Securities Act of 1933.
  See Note 4 in "Notes".

REIT - Real Estate Investment Trust
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by The Delaware Pooled Trust-The Real Estate Investment Trust Portfolio II (The "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees.

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Unaudited)

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                        $41,861,532
                                                                  --------------
Aggregate unrealized appreciation                                      6,505,223
Aggregate unrealized depreciation                                       (360,828)
                                                                  --------------
Net unrealized appreciation                                           $6,144,395
                                                                  --------------


3. CREDIT AND MARKET RISK
The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as the result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio had no direct holdings in real estate during the period. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

SCHEDULE OF INVESTMENTS (UNAUDITED)
DELAWARE POOLED TRUST - THE ALL-CAP GROWTH EQUITY PORTFOLIO
JULY 31, 2004

                                                       NUMBER OF
                                                         SHARES     MARKET VALUE
COMMON STOCK - 92.25%
Banking & Finance - 14.41%
+AmeriTrade Holding                                      13,400         $148,606
+CapitalSource                                            6,700          144,854
City National                                               800           51,600
+E* Trade Financial                                       5,200           57,564
Eaton Vance                                               4,000          151,760
IndyMac Bancorp                                           4,600          152,812
Lehman Brothers Holdings                                  1,300           91,130
Westcorp                                                  3,000          124,740
                                                                   -------------
                                                                         923,066
                                                                   -------------
Basic Industry & Capital Goods - 1.43%
+Mettler-Toledo International                             2,200           91,740
                                                                   -------------
                                                                          91,740
                                                                   -------------
Business Services - 9.99%
Cendant                                                   8,800          201,344
+Fisher Scientific International                          3,200          186,240
Manpower                                                  2,600          113,230
+United Rentals                                           7,000          138,880
                                                                   -------------
                                                                         639,694
                                                                   -------------
Chemicals - 2.14%
duPont (E.I.) deNemours                                   3,200          137,184
                                                                   -------------
                                                                         137,184
                                                                   -------------
Consumer Durables - 0.01%
+#EOS International Restricted                           52,000              520
                                                                   -------------
                                                                             520
                                                                   -------------
Consumer Non-Durables - 7.60%
+Amazon.com                                               1,300           50,596
+Bed Bath & Beyond                                        2,600           92,014
Gap                                                       3,700           83,990
Staples                                                   5,300          153,064
+Williams-Sonoma                                          3,300          107,217
                                                                   -------------
                                                                         486,881
                                                                   -------------
Consumer Services - 12.62%
+Ask Jeeves                                               2,600           75,608
Clear Channel Communications                              3,400          121,380
+Comcast Special Class A                                  6,000          160,800
Marriott International Class A                            2,700          131,760
+Mediacom Communications                                 16,000          105,120
Royal Caribbean Cruises                                   3,100          132,525
Starwood Hotels & Resorts Worldwide                       1,800           81,000
                                                                   -------------
                                                                         808,193
                                                                   -------------
Healthcare & Pharmaceuticals - 24.08%
+Amgen                                                    2,600          147,888
+Anthem                                                   1,100           90,717
+Biogen Idec                                              1,800          108,000
+Chiron                                                   3,600          164,988
+Conceptus                                                5,600           54,600
+First Horizon Pharmaceutical                             4,200           73,374
GlaxoSmithKline ADR                                       3,500          143,325
+Invitrogen                                               1,100           57,728
Johnson & Johnson                                         2,600          143,702
+MannKind                                                 2,400           33,960
Medicis Pharmaceutical Class A                            2,600           93,002
+Nektar Therapeutics                                      6,700          117,518
+Pain Therapeutics                                       12,000           76,560
+Protein Design Labs                                      8,300          134,460
UnitedHealth Group                                        1,600          100,640
+Watson Pharmaceuticals                                     100            2,521
                                                                   -------------
                                                                       1,542,983
                                                                   -------------
Insurance - 3.09%
HCC Insurance Holdings                                      500           15,150
PartnerRe                                                 3,500          183,085
                                                                   -------------
                                                                         198,235
                                                                   -------------
Technology - 15.42%
Analog Devices                                            2,900          115,130
ASML Holding N.V.                                         6,500           92,365

(Unaudited)

Certegy                                                   1,900           72,029
+Cisco Systems                                            5,300          110,558
+#Convera Restricted                                      6,000           13,680
+EMC                                                      6,200           68,014
Henry (Jack) & Associates                                 6,500          125,125
Intel                                                     2,700           65,826
+Mercury Interactive                                      2,700           98,712
+Micrel                                                   6,100           62,647
+Network Appliance                                        3,800           73,378
+Red Hat                                                  5,300           90,736
                                                                   -------------
                                                                         988,200
                                                                   -------------
Transportation - 1.46%
+Marten Transport                                         4,750           93,338
                                                                   -------------
                                                                          93,338
                                                                   -------------
TOTAL COMMON STOCK (COST $ 5,260,613)                                  5,910,034
                                                                   =============


                                                      PRINCIPAL
                                                         AMOUNT
REPURCHASE AGREEMENTS - 17.25%
With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$566,562, collateralized by $83,600
U.S. Treasury Bills due 8/19/04, market
value $ 84,028, $ 104,200 U.S. Treasury
Bills due 12/23/04, market value $106,548 and
$391,000 U.S. Treasury Bills due 1/20/05,
market value $387,863)                                 $566,500          566,500

With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$538,558, collateralized by $269,300
U.S. Treasury Bills due 8/12/04, market
value $268,150 and $ 280,000 U.S. Treasury
Notes 1.625% due 3/31/05, market value $280,512)        538,500          538,500
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS (COST $1,105,000)                          1,105,000
                                                                   =============
TOTAL MARKET VALUE OF SECURITIES - 109.50%
 (COST $ 6,365,613)                                                    7,015,034
LIABILITIES NET OF RECEIVABLES AND OTHER
ASSETS - (9.50%)                                                        (608,877)
                                                                   =============
NET ASSETS APPLICABLE TO 1,356,858 SHARES
OUTSTANDING - 100.00%                                                $ 6,406,157
                                                                   =============

--------------------------------------------------------------------------------
+ Non-income producing security for the period ended July 31, 2004.

# See Note #3 in "Notes."

 ADR - American Depositary Receipts
--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The All-Cap Growth Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees.

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Unaudited)

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pay dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                        $ 6,508,933
                                                                   -------------
Aggregate unrealized appreciation                                        809,368
Aggregate unrealized depreciation                                       (303,267)
                                                                   -------------
Net unrealized appreciation                                            $ 503,101
                                                                   -------------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $7,319,751 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                                                        Amount
---------------                                                    -------------
2008                                                                   $ 839,442
2009                                                                   3,875,429
2010                                                                   2,008,163
2011                                                                     596,717


3. RESTRICTED SECURITIES
Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted securities held by the Fund are as follows:

                                                                     DATE OF
                                                                     PURCHASE           SHARES            COST         FAIR VALUE
                                                                  -------------    -------------     -------------    -------------
PRIVATE PLACEMENT SECURITIES - EQUITY
EOS International                                                      01/13/03           52,000           $26,000             $520
Convera                                                                07/29/03            6,000            21,600           13,680
                                                                                                     -------------    -------------
                                                                                                           $47,600          $14,200
                                                                                                     -------------    -------------


4. CREDIT AND MARKET RISKS
The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities and small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (UNAUDITED)
DELAWARE POOLED TRUST - THE INTERMEDIATE FIXED INCOME PORTFOLIO
JULY 31, 2004

                                                      PRINCIPAL           MARKET
                                                         AMOUNT            VALUE
                                                        (U.S.$)          (U.S.$)
AGENCY ASSET-BACKED SECURITIES - 1.41%
Freddie Mac Structured Pass Through
  Securities Series T-50 A3 2.182% 9/27/07               $3,037           $3,033
+ SLMA Student Loan Trust
 Series 02-7 A2 1.56% 6/17/13                            61,547           61,548
 Series 03-8 A1 1.53% 6/16/08                             2,224            2,223
 Series 04-1 A1 1.70% 1/26/15                           203,997          204,072
 Series 04-5 A2 1.585% 4/25/14                           10,000            9,962
                                                                   -------------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST
  $280,846)                                                              280,838
                                                                   =============
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
  - 6.30%
Fannie Mae Grantor Trust
 Series 01-T8 A2 9.50% 7/25/41                           41,297           46,439
 Series 04-T4 AIA3 7.00% 8/25/44                         50,000           50,063
Fannie Mae
 Series 03-18 DA 4.50% 11/25/14                          57,290           57,836
 Series 03-86 OJ 5.00% 3/25/17                           90,000           92,335
Fannie Mae Whole Loan
 Series 02-W7 A2 4.80% 3/25/22                           74,417           74,452
 Series 03-W14 1A5 4.71% 9/25/43                        160,000          162,573
 Series 04-W9 2A1 6.50% 2/25/44                          73,387           76,643
Freddie Mac
 Series 1490 CA 6.50% 4/15/08                            98,321          101,681
 +Series 19 F 2.122% 6/1/28                              33,406           33,331
 Series 2480 EH 6.00% 11/15/31                           17,812           18,201
 Series 2764 TG 5.00% 3/15/34                            70,000           65,423
Freddie Mac Structured Pass Through
  Securities
 Series T-56 A2A 2.842% 7/25/36                          25,000           24,813
 Series T-58 1A2 3.108% 5/25/35                          55,000           54,917
 Series T-58 2A 6.50% 9/25/43                            99,802          104,730
GNMA
 Series 02-62 B 4.763% 1/16/25                          135,000          136,047
 Series 04-45 A 4.02% 12/16/21                           59,840           59,738
 Series 2002-61 BA 4.648% 3/16/26                        95,000           95,639
                                                                   -------------
TOTAL AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (COST $1,258,809)                                        1,254,861
                                                                   =============
AGENCY MORTGAGE-BACKED SECURITIES - 10.18%
Fannie Mae
 +3.977% 12/1/33                                        161,771          165,557
 4.00% 5/1/19                                            19,884           19,095
 4.50% 8/1/18 TBA                                        65,000           63,944
 5.00% 11/1/17                                           21,373           21,586
 5.00% 8/1/18 TBA                                       180,000          181,349
 5.00% 6/1/19                                            24,909           25,135
 5.00% 11/1/33                                           29,147           28,728
 5.00% 1/1/34                                            28,578           28,146
 5.00% 5/1/34                                            34,914           34,084
 5.50% 5/15/09                                           35,150           36,414
 6.00% 10/1/33                                           14,199           14,585
 6.00% 12/1/33                                            8,964            9,217
 6.50% 4/1/12                                            22,149           23,458
 6.50% 3/1/34                                            42,465           44,323
 6.52% 1/1/08                                           350,185          376,120
 7.50% 12/1/10                                           13,606           14,235
 7.50% 6/1/31                                            42,396           45,417
 8.00% 10/1/14                                           31,636           33,475
 8.50% 2/1/10                                            30,404           32,789
 8.50% 9/20/10                                           27,625           29,197
 8.50% 5/1/11                                            10,122           10,831
 8.50% 8/1/12                                             9,925           10,594
 9.00% 4/1/09                                            15,038           16,020
 9.00% 6/1/09                                            36,153           39,972
 9.50% 4/1/18                                             3,424            3,881
 11.00% 12/1/15                                           3,835            4,339
Freddie Mac
 3.50% 9/1/18                                            27,702           26,144
 4.00% 6/1/08                                            20,800           20,833
 4.00% 1/1/09                                            35,366           35,444
 5.00% 9/1/33                                           102,121          100,621
 6.00% 10/1/29                                           73,175           75,416

(Unaudited)

 7.00% 11/1/33                                           42,016           44,497
 8.00% 9/1/07                                            20,288           21,334
 8.25% 10/1/07                                           32,765           34,609
 8.50% 10/1/15                                           21,157           22,797
 9.25% 9/1/08                                             7,692            8,331
Freddie Mac Gold 3.50% 10/1/18                            4,792            4,522
+Freddie Mac Non-Gold 3.874% 4/1/33                     147,144          148,459
GNMA
 5.00% 8/1/34 TBA                                        10,000            9,794
 6.00% 1/15/09                                           10,627           11,182
 6.75% 10/15/07                                         119,227          123,622
 7.50% 2/15/32                                           18,580           20,002
 8.50% 8/15/10                                            5,236            5,574
                                                                   -------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (COST $2,041,722)                                                    2,025,672
                                                                   =============
AGENCY OBLIGATIONS - 4.74%
Fannie Mae
 3.25% 1/15/08                                          195,000          192,935
 4.125% 4/15/14                                          65,000           60,793
 4.25% 5/15/09                                            5,000            5,044
Federal Home Loan Bank System 2.875% 9/15/06            195,000          194,684
Freddie Mac
 1.875% 2/15/06                                         205,000          202,704
 2.00% 2/23/06                                          125,000          123,788
 2.875% 5/15/07                                         150,000          148,326
 3.75% 8/3/07                                            15,000           15,030
                                                                   -------------
TOTAL AGENCY OBLIGATIONS (COST $945,053)                                 943,304
                                                                   =============
ASSET-BACKED SECURITIES - 7.78%
American Express Credit Account Master Trust
  Series 04-3 A 4.35% 12/15/11                           60,000           60,526
AmeriCredit Automobile Receivables Trust
  Series 01-C A4 5.01% 7/14/08                           88,962           90,931
AmeriQuest Mortgage Securities Series
  03-5 A2 2.43% 7/25/33                                  22,923           22,910
Capital One Multi-Asset Execution Trust
 Series 03-A6 A6 2.95% 8/17/09                           70,000           69,684
 Series 03-C2 C2 4.32% 4/15/09                           15,000           15,192
 Series 03-C4 C4 6.00% 8/15/13                          125,000          129,511
Chase Funding Mortgage Loan Certificates
  Series 02-3 1A6 4.707% 9/25/13                        105,000          106,030
Citibank Credit Card Issuance Trust Series
  03-A7 A7 4.15% 7/7/17                                  45,000           41,372
EQCC Home Equity Loan Trust Series 99-2 AF4
  6.753% 8/25/27                                        102,000          105,141
Honda Automobile Receivables Owners Trust
 Series 04-2 A4 3.81% 10/15/09                           45,000           45,251
 Series 04-1 A4 3.06% 10/21/09                           10,000            9,842
John Deere Owner Trust Series 04-A A4 3.02%
  3/15/11                                               140,000          139,582
MBNA Credit Card Master Note Trust Series
  01-A1 A1 5.75% 10/15/08                                63,000           66,091
+MBNA Master Credit Card Trust USA Series
  96-B A 1.86% 8/15/08                                   40,000           40,154
Mid-State Trust
 Series 04-1 A 6.005% 8/15/39                             5,000            5,052
 Series 11 A1 4.864% 7/15/38                             34,306           32,243
NationsCredit Grantor Trust Series 97-1A
  6.75% 8/15/13                                          79,504           81,557
Navistar Financial Owner Trust Series
  02-B A4 3.52% 10/15/09                                 55,000           55,476
Residential Asset Securities
 Series 99-KS1 AI8 6.32% 4/25/30                        128,116          131,473
 Series 99-KS4 AI4 7.22% 6/25/28                         59,546           61,740
#Sharp NIM Series 03-HE1N Note 144A 6.90%
  11/25/33                                               27,818           27,957
#Sky Financial Medical Loan Securitization
  Series 01-B A1 144A 5.55% 7/15/12                       2,345            2,378
+#Summit Mortgage Trust Series 02-1 B2 144A
  6.248% 6/28/16                                         25,000           25,188
WFS Financial Owner Trust Series 02-1 A4A
  4.87% 9/20/09                                         180,000          184,147
                                                                   -------------
TOTAL ASSET-BACKED SECURITIES (COST
  $1,558,278)                                                          1,549,428
                                                                   =============
COLLATERALIZED MORTGAGE OBLIGATION - 9.71%
Bank of America Alternative Loan Trust
 Series 03-10 2A1 6.00% 12/25/33                         93,680           95,612
 Series 04-2 1A1 6.00% 3/25/34                           76,136           78,112
+Bank of America Mortgage Securities
 Series 03-D 1A2 3.428% 5/25/33                           7,537            7,485
 Series 03-I 2A4 3.828% 10/25/33                         95,000           93,650
 Series 04-A 1A1 3.472% 2/25/34                          46,145           45,972
 Series 04-E 1A1 3.555% 6/25/34                          72,448           71,734
 Series 04-G 2A6 4.657% 8/25/34                          65,000           65,000
+Countrywide Home Loans
 Series 01-HYB2 3A1 5.508% 9/19/31                       40,691           40,815
 Series 03-21 A1 4.168% 5/25/33                          22,122           22,151
Credit Suisse First Boston Mortgage
  Securities
 Series 01-CK3 A2 6.04% 6/1/31                           75,000           78,230
 Series 02-34 1A1 7.50% 12/25/32                         36,186           37,958
 Series 03-23 6A1 6.50% 9/25/33                          61,610           63,664

(Unaudited)

 Series 03-29 5A1 7.00% 12/25/33                         79,224           84,459
 Series 04-1 3A1 7.00% 2/25/34                           44,454           47,446
+Deutsche Mortgage Securities Series
  04-4 1A2 4.01% 4/25/34                                 40,000           39,906
First Horizon Asset Securities Series
  03-5 1A17 8.00% 7/25/33                                17,058           17,998
#GSMPS Mortgage Loan Trust Series 98-3 A
  144A 7.75% 9/19/27                                     63,238           68,013
GSR Mortgage Loan Trust Series 04-2F 9A1
  6.00% 9/25/19                                          87,467           89,990
+Master Adjustable Rate Mortgages Trust
  Series 03-6 1A2 3.075% 12/25/33                        70,000           70,339
Master Alternative Loan Trust Series
  03-9 1A1 5.50% 12/25/18                                63,066           64,456
Nomura Asset Acceptance
 Series 04-AP1 A2 3.238% 3/25/34                        130,000          129,574
 +Series 04-AP2 A2 4.099% 7/25/34                        40,000           39,969
Nomura Asset Securities Series 98-D6 A1B
  6.59% 3/15/30                                          30,000           32,667
Residential Asset Mortgage Products
 +Series 04-RZ2 AI3 4.30% 1/25/31                        30,000           29,756
 Series 04-SL1 A3 7.00% 3/25/34                          62,914           65,387
Structured Asset Securities
 +Series 02-22H 1A 7.00% 11/25/32                        22,690           23,367
 Series 04-12H 1A 6.00% 5/25/34                          58,063           59,042
Vendee Mortgage Trust
 Series 93-1 K 7.25% 4/15/12                             15,000           15,509
 +Series 00-1 1A 6.816% 1/15/30                          15,592           16,276
+Washington Mutual
 Series 03-AR4 A7 3.95% 5/25/33                          53,976           53,852
 Series 04-AR7 A6 3.963% 7/25/34                         55,000           53,041
Wells Fargo Mortgage Backed Securities Trust
 Series 03-14 1A1 4.75% 12/25/18                         36,874           37,179
 +Series 03-K 2A5 4.521% 11/25/33                        55,000           52,774
 +Series 03-M A1 4.753% 12/25/33                         96,109           94,187
 +Series 04-I 1A1 3.399% 7/25/34                         47,959           47,959
                                                                   -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION
  (COST $1,931,106)                                                    1,933,529
                                                                   =============
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.55%
Bank of America Commercial Mortgage Series
  04-2 A2 3.52% 5/10/09                                  60,000           58,123
+Bear Stearns Commercial Mortgage Securities
  Series 04-PWR4 A2 5.286% 6/11/41                       75,000           76,383
First Union-Lehman Brothers-Bank of America
  Series 98-C2 A2 6.56% 11/18/08                         50,000           54,156
GMAC Commercial Mortgage Securities Series
  98-C2 A2 6.42% 5/15/35                                 55,000           59,475
+Greenwich Capital Commercial Funding Series
  04-GG1 A7 5.317% 6/10/36                               60,000           60,610
                                                                   -------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
  (COST $309,186)                                                        308,747
                                                                   =============
CORPORATE BONDS - 39.75%
Automobiles & Automotive Parts - 0.56%
General Motors 7.125% 7/15/13                            60,000           61,672
+Hertz 2.90% 8/5/08                                      50,000           49,998
                                                                   -------------
                                                                         111,670
                                                                   -------------
Banking, Finance & Insurance - 13.50%
Bear Stearns 4.65% 7/2/18                                85,000           75,921
Compass Bank 6.45% 5/1/09                                 5,000            5,496
Countrywide Home Loans
+1.795% 6/2/06                                            5,000            5,028
3.50% 12/19/05                                           10,000           10,095
Credit Suisse First Boston USA 4.625%
  1/15/08                                                20,000           20,472
#Erac USA Finance 144A 7.35% 6/15/08                    115,000          127,794
Ford Motor Credit
 5.625% 10/1/08                                          70,000           71,307
 7.00% 10/1/13                                           65,000           66,272
 7.25% 10/25/11                                         135,000          142,176
Franklin Resources 3.70% 4/15/08                         65,000           64,476
Frost National Bank 6.875% 8/1/11                        15,000           16,497
General Electric Capital 5.45% 1/15/13                  120,000          123,471
GMAC
 6.75% 1/15/06                                           45,000           47,141
 7.25% 3/2/11                                           215,000          226,429
Goldman Sachs 5.25% 10/15/13                            120,000          118,239
Household Finance 4.125% 12/15/08                        90,000           89,509
International Lease Finance 5.875% 5/1/13               180,000          186,729
J.P. Morgan Chase 5.75% 1/2/13                           70,000           72,102
#Liberty Mutual Group 144A 5.75% 3/15/14                 55,000           53,670
#Metropolitan Life Global Funding 144A 4.25%
  7/30/09                                               100,000           99,665
Morgan Stanley
 4.75% 4/1/14                                           110,000          102,944
 5.30% 3/1/13                                            25,000           24,945
National Rural Utilities Cooperative Finance
  3.875% 2/15/08                                        155,000          155,349
Popular North America

(Unaudited)

 3.875% 10/1/08                                          70,000           68,926
 4.25% 4/1/08                                            55,000           55,392
+#Premium Asset Trust 144A 1.66% 2/6/06                  40,000           40,020
Progressive 6.375% 1/15/12                              120,000          130,556
+RBS Capital Trust I 4.709% 12/29/49                    130,000          121,169
Regions Financial 6.375% 5/15/12                        110,000          119,066
#TIAA Global Markets 144A 2.75% 1/13/06                  10,000            9,998
Union Bank Switzerland 7.25% 7/15/06                     70,000           75,769
US Bank National Association 6.375% 8/1/11              125,000          136,369
Wells Fargo Financial 6.125% 4/18/12                     20,000           21,752
                                                                   -------------
                                                                       2,684,744
                                                                   -------------
Cable, Media & Publishing - 3.10%
InterActiveCorp 6.75% 11/15/05                          175,000          181,559
Liberty Media
 3.50% 9/25/06                                           50,000           49,838
 7.75% 7/15/09                                           95,000          105,812
Time Warner 8.18% 8/15/07                               115,000          128,725
Time Warner Entertainment 8.375% 3/15/23                130,000          151,422
                                                                   -------------
                                                                         617,356
                                                                   -------------
Computers & Technology - 0.55%
Dell 6.55% 4/15/08                                      100,000          109,285
                                                                   -------------
                                                                         109,285
                                                                   -------------
Consumer Products - 0.36%
#Fortune Brands 144A 7.125% 11/1/04                      70,000           70,858
                                                                   -------------
                                                                          70,858
                                                                   -------------
Energy - 3.03%
Enterprise Products Operating 7.50% 2/1/11              110,000          119,769
Halliburton 5.50% 10/15/10                              145,000          147,984
USX
 9.125% 1/15/13                                          35,000           44,218
 9.375% 2/15/12                                          15,000           19,062
Valero Energy 6.125% 4/15/07                            125,000          132,847
Valero Logistics Operations 6.05% 3/15/13               135,000          139,516
                                                                   -------------
                                                                         603,396
                                                                   -------------
Food, Beverage & Tobacco - 3.84%
Anheuser-Busch 5.00% 3/1/19                              10,000            9,498
Archer-Daniels-Midland 8.125% 6/1/12                     50,000           60,538
Kraft Foods
 4.00% 10/1/08                                           95,000           94,331
 5.625% 11/1/11                                          85,000           87,836
Nabisco 6.85% 6/15/05                                    90,000           92,924
Safeway 3.80% 8/15/05                                   120,000          121,262
Universal 6.50% 2/15/06                                  70,000           73,496
UST
 6.625% 7/15/12                                          90,000           98,584
 8.80% 3/15/05                                           75,000           77,707
Wendy's International 6.25% 11/15/11                     45,000           48,695
                                                                   -------------
                                                                         764,871
                                                                   -------------
Healthcare & Pharmaceuticals - 1.44%
Medco Health Solutions 7.25% 8/15/13                    135,000          145,800
Wyeth 5.50% 2/1/14                                      145,000          140,268
                                                                   -------------
                                                                         286,068
                                                                   -------------
Industrial Machinery - 0.52%
Johnson Controls 5.00% 11/15/06                          90,000           93,642
York International 6.625% 8/15/06                        10,000           10,603
                                                                   -------------
                                                                         104,245
                                                                   -------------
Metals & Mining - 0.68%
Barrick Gold Finance 7.50% 5/1/07                        55,000           60,585
#Glencore Funding 144A 6.00% 4/15/14                     80,000           75,311
                                                                   -------------
                                                                         135,896
                                                                   -------------
Real Estate - 0.27%
Developers Diversified Realty 4.625% 8/1/10              55,000           53,702
                                                                   -------------
                                                                          53,702
                                                                   -------------
Retail - 1.70%
CVS 3.875% 11/1/07                                      105,000          105,610
Lowe's 7.50% 12/15/05                                    25,000           26,653
#May Department Stores 144A 3.95% 7/15/07                80,000           80,054
Target
 5.875% 3/1/12                                           95,000          101,259
 5.95% 5/15/06                                            5,000            5,260
Wal-Mart Stores 4.55% 5/1/13                             20,000           19,509
                                                                   -------------
                                                                         338,345
                                                                   -------------
Telecommunications - 4.55%
Sprint Capital
 4.78% 8/17/06                                           40,000           40,950

(Unaudited)

 6.375% 5/1/09                                           60,000           64,180
 8.375% 3/15/12                                         235,000          275,733
Verizon New York 6.875% 4/1/12                          140,000          152,150
Verizon Virginia 4.625% 3/15/13                         245,000          232,352
Verizon Wireless Capital 5.375% 12/15/06                135,000          141,076
                                                                   -------------
                                                                         906,441
                                                                   -------------
Transportation & Shipping - 0.33%
American Airlines 6.817% 5/23/11                          5,000            4,458
Continental Airlines 6.503% 6/15/11                      60,000           55,805
Delta Air Lines 7.299% 9/18/06                           10,000            5,816
                                                                   -------------
                                                                          66,079
                                                                   -------------
Utilities - 5.32%
Avista 7.75% 1/1/07                                      90,000           97,464
Consolidated Edison 3.625% 8/1/08                        70,000           69,000
Consumers Energy 6.00% 3/15/05                           80,000           81,674
Detroit Edison 5.05% 10/1/05                             95,000           97,540
Exelon Generation 6.95% 6/15/11                          65,000           71,881
FPL Group Capital 3.25% 4/11/06                         140,000          140,827
Pacific Gas & Electric 3.60% 3/1/09                      75,000           73,064
Peco Energy 3.50% 5/1/08                                 45,000           44,429
#Power Contract Financing 144A 5.20% 2/1/06              69,845           70,257
Progress Energy 6.75% 3/1/06                            120,000          126,267
Sempra Energy 4.75% 5/15/09                              55,000           55,852
Southern Capital Funding 5.30% 2/1/07                    70,000           73,930
TXU Energy 7.00% 3/15/13                                 50,000           55,011
                                                                   -------------
                                                                       1,057,196
                                                                   -------------
TOTAL CORPORATE BONDS (COST $7,994,132)                                7,910,152
                                                                   =============
FOREIGN BONDS - 5.86%
Aruba - 0.16%
UFJ Finance 6.75% 7/15/13                                30,000           32,281
                                                                   -------------
                                                                          32,281
                                                                   -------------
Australia - 0.63%
Apache Finance 7.00% 3/15/09                            105,000          119,258
#SingTel Optus Finance 144A 8.125% 6/15/09                5,000            5,768
                                                                   -------------
                                                                         125,026
                                                                   -------------
Bermuda - 0.53%
+#Oil Insurance 144A 5.15% 8/15/33                      105,000          105,316
                                                                   -------------
                                                                         105,316
                                                                   -------------
Canada - 0.86%
Thomson
 5.25% 8/15/13                                           50,000           50,174
 5.75% 2/1/08                                           115,000          121,820
                                                                   -------------
                                                                         171,994
                                                                   -------------
Cayman Islands - 2.26%
#Mizuho Financial Group 144A 5.79% 4/15/14              250,000          249,866
+#STRIPs III Series 03-1A144A 3.308% 3/24/18             79,747           78,304
Transocean 6.75% 4/15/05                                120,000          122,935
                                                                   -------------
                                                                         451,105
                                                                   -------------
Mexico - 0.35%
Telefonos de Mexico 4.50% 11/19/08                       70,000           68,794
                                                                   -------------
                                                                          68,794
                                                                   -------------
Netherlands - 0.39%
Aegon 4.75% 6/1/13                                       25,000           24,065
Telefonica Europe 7.35% 9/15/05                          50,000           52,596
                                                                   -------------
                                                                          76,661
                                                                   -------------
United Kingdom - 0.68%
Vodafone Group 5.375% 1/30/15                           135,000          135,042
                                                                   -------------
                                                                         135,042
                                                                   -------------
TOTAL FOREIGN BONDS (COST $1,182,438)                                  1,166,219
                                                                   =============
MUNICIPAL BONDS - 1.12%
California State Economic Recovery
 5.00% 7/1/06                                            60,000           63,494
 5.25% 7/1/13                                            65,000           71,839
Colorado Department Transportation Revenue
  5.00% 12/15/12                                         80,000           87,542
                                                                   -------------
TOTAL MUNICIPAL BONDS (COST $222,485)                                    222,875
                                                                   =============


                                                        NUMBER OF
                                                         SHARES
PREFERRED STOCK - 0.23%
#Centaur Funding 144A 9.08%                                  15           18,938
Nexen 7.35%                                               1,050           26,932
                                                                   -------------
TOTAL PREFERRED STOCK (COST $42,276)                                      45,870
                                                                   =============

(Unaudited)

                                                       PRINCIPAL
                                                     AMOUNT (U.S.$)
U.S. TREASURY OBLIGATIONS - 8.50%
U.S. Treasury Inflation Index Notes
 1.875% 7/15/13                                         $10,294           10,249
 *2.00% 1/15/14                                         291,618          292,461
 2.00% 7/15/14                                           90,271           90,253
 2.375% 1/15/25                                          90,271           90,052
 3.375% 1/15/07                                          95,466          102,357
U.S. Treasury Notes
 2.50% 5/31/06                                           10,000            9,984
 2.75% 6/30/06                                          140,000          140,323
 3.125% 5/15/07                                         155,000          155,533
 3.125% 4/15/09                                          10,000            9,779
 4.75% 5/15/14                                          775,000          791,862
                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,688,485)                      1,692,853
                                                                   =============
REPURCHASE AGREEMENTS - 1.88%
With BNP Paribas 1.30% 8/2/04
  (dated 7/30/04, to be repurchased at
  $191,721, collateralized by $28,300
  U.S. Treasury Bills due 8/19/04, market
  value $28,277, $36,300 U.S. Treasury Bills
  due 12/23/04, market value $36,062 and
  $132,400 U.S. Treasury Bills due 1/20/05, market
  value 131,277)                                        191,700          191,700

With UBS Warburg 1.30% 8/2/04
  (dated 7/30/04, to be repurchased at
  $182,320, collateralized by $91,100 U.S.
  Treasury Bills due 8/12/04, market value
  $91,097 and $95,000 U.S. Treasury Notes
  1.625% due 3/31/05, market value $94,942)             182,300          182,300
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS (COST $374,000)                              374,000
                                                                   =============
TOTAL MARKET VALUE OF SECURITIES - 99.01%
  (COST $19,828,816)                                                  19,708,348
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES - 0.99%                                                    197,080
                                                                   =============
NET ASSETS APPLICABLE TO 1,957,335 SHARES
  OUTSTANDING - 100.00%                                              $19,905,428
                                                                   =============

--------------------------------------------------------------------------------
+Variable Rate Notes - The interest rate shown is the rate as of July 31, 2004.

#Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note #6 in "Notes."

*Fully or partially pledged as collateral for financial futures contracts.

SLMA - Student Loan Marketing Association
GNMA - Government National Mortgage Association
TBA - To be announced
NIM - Net Interest Margin
--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Intermediate Fixed Income Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

(UNAUDITED)



USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares dividends daily from net investment income and pays such dividends monthly. The Portfolio declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                        $19,829,079
                                                               -----------------
Aggregate unrealized appreciation                                        $49,870
Aggregate unrealized depreciation                                      ($170,601)
                                                               -----------------
Net unrealized depreciation                                            ($120,731)
                                                               -----------------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $184,197 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:


Year of expiration                                                        Amount
-------------------                                                    ---------
2008                                                                    $157,920
2010                                                                      26,277



3. FUTURES CONTRACTS
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Portfolio's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

Financial futures contracts open at July 31, 2004 were as follows:

                                                                                                                    Unrealized
Contracts                                                     Notional                                             Appreciation
to Buy (Sell)                                                Cost (Proceeds)          Expiration date             (Depreciation)
-----------------                                           ----------------          ---------------           ------------------
4 U.S. Treasury 10 year notes                                       $441,623                 9/04                           $1,252
(20) U.S. Treasury 5 year notes                                  ($2,187,955)                9/04                           (2,045)
                                                                                                                 -----------------
                                                                                                                             ($793)
                                                                                                                 =================

4. OPTIONS WRITTEN
During the period ended July 31, 2004, the Portfolio entered into options contracts in accordance with its investment objectives. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended July 31, 2004 were as follows:

                                                     NUMBER
                                               OF CONTRACTS             PREMIUMS
Options outstanding at October 31, 2003                  --                  $--
Options written                                       9,400               38,934
Options terminated in closing purchase
  transaction                                        (9,400)             (38,934)
                                          -----------------    -----------------
Options outstanding at July 31, 2004                     --                  $--
                                          =================    =================


5. SWAP AGREEMENTS
During the period ended July 31, 2004, the Portfolio entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

(Unaudited)


At July 31, 2004, the Portfolio had the following total return swap agreements outstanding:

NOTIONAL              EXPIRATION                                                                UNREALIZED
AMOUNT                DATE              DESCRIPTION                                             GAIN
$570,000              12/31/04         Agreement with Goldman Sachs                             $4,357
                                       to receive the notional amount multiplied
                                       by the return on the Lehman Brothers
                                       Commercial MBS Index AAA and to pay the
                                       notional amount multiplied by the 1 month
                                       BBA LIBOR adjusted by a spread of minus
                                       0.45%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

6. CREDIT AND MARKET RISK
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

The Portfolio invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE CORE FOCUS FIXED INCOME PORTFOLIO
JULY 31, 2004

                                                          PRINCIPAL       MARKET
                                                             AMOUNT        VALUE
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.25%
*Bank of America Mortgage Securities Series 04-G 2A6
  4.657% 8/25/34                                             $5,000       $5,000
                                                                       ---------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $5,000)                                                            5,000
                                                                       =========
AGENCY MORTGAGE-BACKED SECURITIES - 39.95%
Fannie Mae
 4.50% 8/1/18 TBA                                            25,000       24,594
 5.00% 8/1/18 TBA                                           130,000      130,975
 5.00% 8/1/34 TBA                                            70,000       68,250
 5.50% 8/25/15 TBA                                          155,000      159,214
 5.50% 8/1/34 TBA                                           145,000      145,408
 6.00% 8/1/34 TBA                                           110,000      112,853
 6.50% 8/1/34 TBA                                            80,000       83,500
 7.00% 3/1/33                                                30,000       31,763
 7.50% 4/1/32                                                20,000       21,400
GNMA 5.00% 8/1/34 TBA                                        30,000       29,381
                                                                       ---------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (cost $806,053)                  807,338
                                                                       =========
AGENCY OBLIGATIONS - 36.85%
Fannie Mae
 **1.22% 8/10/04                                            725,000      724,779
 2.375% 2/15/07                                              10,000        9,810
 4.25% 5/15/09                                                5,000        5,044
Freddie Mac 3.75% 8/3/07                                      5,000        5,010
                                                                       ---------
TOTAL AGENCY OBLIGATIONS (cost $744,671)                                 744,643
                                                                       =========
ASSET BACKED SECURITIES - 3.20%
American Express Credit Account Master Trust Series
  04-3 A 4.35% 12/15/11                                       5,000        5,044
Capital One Multi-Asset Execution Trust Series
  03-A4 A4 3.65% 7/15/11                                     20,000       19,674
Fannie Mae Grantor Trust Series 04-T4 AIA3 7.00%
  8/25/44                                                     5,000        5,006
*Mid-State Trust Series 04-1 A 6.005% 8/15/39                10,000       10,103
Residential Asset Mortgage Products Series 04-RZ2 AI3
  4.30% 1/25/31                                              25,000       24,797
                                                                       ---------
TOTAL ASSET BACKED SECURITIES (cost $65,035)                              64,624
                                                                       =========
COLLATERALIZED MORTGAGE OBLIGATION - 3.19%
*Bank of America Mortgage Securities Series 04-A 1A1
  3.474% 2/25/34                                             10,649       10,609
*First Union-Lehman Brothers-Bank of America Series
  98-C2 A2 6.56% 11/18/08                                    20,000       21,662
*Nomura Asset Securities Series 98-D6 A1B 6.59%
  3/15/30                                                    20,000       21,778
Washington Mutual Series 04-CB3 6A 6.00% 9/25/19             10,000       10,381
                                                                       ---------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION (cost $64,558)                   64,430
                                                                       =========
CORPORATE BONDS - 28.40%
Automobiles & Automotive Parts - 1.51%
Ford Motor 7.45% 7/16/31                                     10,000        9,538
General Motors
 7.125% 7/15/13                                               5,000        5,139
 8.375% 7/15/33                                              15,000       15,726
                                                                       ---------
                                                                          30,403
                                                                       ---------

(Unaudited)

Banking, Finance & Insurance - 7.16%
Allstate 5.35% 6/1/33                                         5,000        4,480
Bear Stearns 4.65% 7/2/18                                     5,000        4,466
Citigroup 5.875% 2/22/33                                     10,000        9,586
Credit Suisse First Boston USA 6.125% 11/15/11                5,000        5,320
Erac USA Finance 144A 7.35% 6/15/08                          10,000       11,114
Ford Motor Credit
 5.625% 10/1/08                                               5,000        5,093
 7.00% 10/1/13                                                5,000        5,098
General Electric Capital 5.45% 1/15/13                       10,000       10,290
GMAC
 6.75% 1/15/06                                                5,000        5,238
 7.25% 3/2/11                                                 5,000        5,266
Goldman Sachs Group
 5.25% 10/15/13                                              10,000        9,853
 6.345% 2/15/34                                              10,000        9,612
Household Finance 4.125% 12/15/08                            10,000        9,945
#Liberty Mutual 144A 7.00% 3/15/34                            5,000        4,947
Morgan Stanley 4.75% 4/1/14                                  10,000        9,359
#Nationwide Mutual Insurance 144A 7.875% 4/1/33               5,000        5,761
Popular North America 4.25% 4/1/08                           10,000       10,071
#Rabobank Capital Funding II 144A 5.26% 12/29/49             10,000        9,796
*RBS Capital Trust I 4.709% 12/29/49                         10,000        9,321
                                                                       ---------
                                                                         144,616
                                                                       ---------
Cable, Media & Publishing - 2.11%
IAC/InterActiveCorp 6.75% 11/15/05                           10,000       10,375
Liberty Media 3.50% 9/25/06                                  10,000        9,968
Time Warner
 *8.18% 8/15/07                                              10,000       11,193
 7.70% 5/1/32                                                10,000       11,142
                                                                       ---------
                                                                          42,678
                                                                       ---------
Consumer Services - 0.25%
**Hertz 2.90% 8/5/08                                          5,000        5,000
                                                                       ---------
                                                                           5,000
                                                                       ---------
Energy - 2.58%
Encana 6.50% 8/15/34                                          5,000        5,086
Halliburton 5.50% 10/15/10                                   10,000       10,206
Kinder Morgan Energy Partners 7.75% 3/15/32                  10,000       11,264
Valero Logistics Operations 6.05% 3/15/13                    20,000       20,669
Weatherford International 4.95% 10/15/13                      5,000        4,854
                                                                       ---------
                                                                          52,079
                                                                       ---------
Food, Beverage & Tobacco - 1.28%
Kraft Foods 4.00% 10/1/08                                    15,000       14,894
UST 6.625% 7/15/12                                           10,000       10,954
                                                                       ---------
                                                                          25,848
                                                                       ---------
Healthcare & Pharmaceuticals - 3.33%
Boston Scientific 5.45% 6/15/14                              10,000       10,087
Medco Health Solutions 7.25% 8/15/13                         30,000       32,400
Schering-Plough 6.50% 12/1/33                                10,000       10,273
Wyeth 5.50% 2/1/14                                           15,000       14,510
                                                                       ---------
                                                                          67,270
                                                                       ---------
Metals & Mining - 0.23%
#Glencore Funding 144A 6.00% 4/15/14                          5,000        4,707
                                                                       ---------
                                                                           4,707
                                                                       ---------
Reits - 0.48%
Developers Diversified Realty 4.625% 8/1/10                  10,000        9,764
                                                                       ---------
                                                                           9,764
                                                                       ---------
Retail - 1.80%
Lowe's 7.50% 12/15/05                                        10,000       10,660
#May Department Stores 144A 3.95% 7/15/07                    10,000       10,007
Safeway 6.15% 3/1/06                                         10,000       10,471
Wendy's International 6.35% 12/15/05                          5,000        5,232
                                                                       ---------
                                                                          36,370
                                                                       ---------

(Unaudited)

Telecommunications - 2.48%
Sprint Capital
 8.375% 3/15/12                                              10,000       11,733
 8.75% 3/15/32                                               10,000       12,154
^Sprint Capital Corporate 4.78% 8/17/06                       5,000        5,119
Verizon New York 7.375% 4/1/32                               10,000       10,737
Verizon Wireless Capital 5.375% 12/15/06                     10,000       10,450
                                                                       ---------
                                                                          50,193
                                                                       ---------
Transportation - 0.91%
*American Airlines 6.817% 5/23/11                             5,000        4,458
*Continental Airlines 6.503% 6/15/11                         15,000       13,951
                                                                       ---------
                                                                          18,409
                                                                       ---------
Utilities - 4.28%
Detroit Edison 5.05% 10/1/05                                  5,000        5,134
Exelon Generation 6.95% 6/15/11                               5,000        5,529
FPL Group Capital 3.25% 4/11/06                              10,000       10,059
Pacific Gas & Electric 6.05% 3/1/34                          20,000       19,331
*#Power Contract Financing 144A 6.256% 2/1/10                10,000       10,227
Sempra Energy 4.75% 5/15/09                                  10,000       10,155
Southern California Edison 6.00% 1/15/34                     10,000        9,837
Southern Capital Funding 5.30% 2/1/07                         5,000        5,281
TXU Energy 7.00% 3/15/13                                     10,000       11,002
                                                                       ---------
                                                                          86,555
                                                                       ---------
TOTAL CORPORATE BONDS (cost $570,142)                                    573,892
                                                                       =========
FOREIGN BONDS - 3.16%
Canada - 0.52%
Thomson 5.75% 2/1/08                                         10,000       10,593
                                                                       ---------
                                                                          10,593
                                                                       ---------
Chile - 0.54%
Empresa Nacional de Petroleo 6.75% 11/15/12                  10,000       10,839
                                                                       ---------
                                                                          10,839
                                                                       ---------
Germany - 0.62%
Deutsche Telekom International Finance 8.75% 6/15/30         10,000       12,458
                                                                       ---------
                                                                          12,458
                                                                       ---------
Mexico - 0.99%
America Movil de C.V 5.50% 3/1/14                             5,000        4,692
Telefonos de Mexico de C.V. 4.50% 11/19/08                   10,000        9,827
United Mexican States 8.30% 8/15/31                           5,000        5,413
                                                                       ---------
                                                                          19,932
                                                                       ---------
United Kingdom - 0.49%
Vodafone Group 5.375% 1/30/15                                10,000       10,003
                                                                       ---------
                                                                          10,003
                                                                       ---------
TOTAL FOREIGN BONDS (cost $63,012)                                        63,825
                                                                       ---------
MUNICIPAL BONDS - 0.98%
Airport Revenue Bonds - 0.48%
Metropolitan Washington D.C. Airport Authority System
Series B 5.00% 10/1/34 (FSA) (AMT)                           10,000        9,708
                                                                       ---------
                                                                           9,708
                                                                       ---------
Territorial Revenue Bonds - 0.50%
Puerto Rico Public Buildings Authority Revenue
  Series I 5.25% 7/1/33                                      10,000       10,108
                                                                       ---------
                                                                          10,108
                                                                       ---------
TOTAL MUNICIPAL BONDS (cost $19,757)                                      19,816
                                                                       =========
U.S. TREASURY OBLIGATIONS - 18.40%
U.S. Treasury Inflation Index Notes
 2.00% 1/15/14                                                5,116        5,131
 2.00% 7/15/14                                               10,030       10,028
 2.375% 1/15/25                                              10,030       10,006
 3.625% 1/15/08                                              11,703       12,813


(UNAUDITED)

U.S. Treasury Notes
 2.25% 4/30/06                                            300,000        298,558
 2.75% 6/30/06                                             15,000         15,035
 4.00% 6/15/09                                             15,000         15,217
 4.75% 5/15/14                                              5,000          5,109
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $371,220)                          371,897
                                                                     ===========
PREFERRED STOCK - 0.62%
#Centaur Funding 144A 9.08%                                    10         12,625
                                                                     -----------
TOTAL PREFERRED STOCK (COST $ 12,711)                                     12,625
                                                                     ===========
TOTAL MARKET VALUE OF SECURITIES - 135.00%
  (COST $2,722,158)                                                   $2,728,090

LIABILITIES NET OF RECEIVABLES AND OTHER
  ASSETS*** - (35.00%)                                                 (707,266)
                                                                     ===========
NET ASSETS APPLICABLE TO 235,295 SHARES
  OUTSTANDING - 100%                                                  $2,020,824
                                                                     ===========

--------------------------------------------------------------------------------
* Variable Rate Notes-The Interest rate shown is the rate as of July 31, 2004. ** The interest rate shown is the yield at the time of purchase.
*** Of the amount $940,738 represents payables for securities purchased as of
    July 31, 2004.
# Securities exempt from registration under Rule 144A of the Securities Act of 1933.
    See Note 3 in "Notes."
^   Step coupon bond.
REIT-Real Estate Investment Trust
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Core Focus Fixed Income Portfolio (the "Portfolio").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. U.S. Government and agency securities are valued at the mean between bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. If on a particular day a security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes were as follows:

(Unaudited)

Aggregate cost of investments                                         $2,722,158
                                                                     -----------
Aggregate unrealized appreciation                                          7,706
Aggregate unrealized depreciation                                         (1,774)
                                                                     -----------
Net unrealized appreciation                                               $5,932
                                                                     -----------


3. CREDIT AND MARKET RISK
The Portfolio invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)


DELAWARE POOLED TRUST - THE HIGH-YIELD BOND PORTFOLIO

JULY 31, 2004                                         PRINCIPAL           MARKET
                                                         AMOUNT            VALUE
                                                        (U.S.$)          (U.S.$)
CORPORATE BONDS - 87.49%
Aerospace & Defense - 0.43%
Armor Holdings 8.25% 8/15/13                            $10,000          $10,800
                                                                   -------------
                                                                          10,800
                                                                   -------------
Automobiles & Automotive Parts - 3.19%
Adesa 7.625% 6/15/12                                     15,000           15,356
*Advanced Accessory Holdings 13.25% 12/15/11             60,000           29,401
#Aearo 144A 8.25% 4/15/12                                 5,000            5,125
Collins & Aikman Products
 10.75% 12/31/11                                         10,000           10,250
 11.50% 4/15/06                                          20,000           19,850
+Venture Holdings Trust 12.00% 6/1/09                    65,000              406
                                                                   -------------
                                                                          80,388
                                                                   -------------
Banking, Finance & Insurance - 3.79%
#E*TRADE Financial 144A 8.00% 6/15/11                    25,000           25,250
#Farmers Exchange Capital 144A 7.20% 7/15/48             10,000            9,720
#LaBranche 144A 11.00% 5/15/12                           25,000           25,375
#Refco Finance 144A 9.00% 8/1/12                         15,000           15,075
Tanger Properties 7.875% 10/24/04                        20,000           20,200
                                                                   -------------
                                                                          95,620
                                                                   -------------
Building & Materials - 3.34%
Foster Wheeler 6.75% 11/15/05                            30,000           29,775
Interline Brands 11.50% 5/15/11                          35,000           38,850
#Lone Star Industries 144A 8.85% 6/15/05                 10,000           10,365
Standard-Pacific 7.75% 3/15/13                            5,000            5,163
                                                                   -------------
                                                                          84,153
                                                                   -------------
Business Services - 0.43%
Brickman Group 11.75% 12/15/09                            5,000            5,775
#Language Line 144A 11.125% 6/15/12                       5,000            5,088
                                                                   -------------
                                                                          10,863
                                                                   -------------
Cable, Media & Publishing - 8.95%
American Media Operation 10.25% 5/1/09                   10,000           10,500
#Atlantic Broadband Finance 144A 9.375%
  1/15/14                                                35,000           32,199
*Avalon Cable 11.875% 12/1/08                             9,453           10,044
Charter Communications Holdings 10.75% 10/1/09           60,000           48,599
CSC Holdings
 7.875% 12/15/07                                          5,000            5,275
 10.50% 5/15/16                                          20,000           22,500
Dex Media West/Dex media Finance 9.875%
  8/15/13                                                10,000           11,325
Lodgenet Entertainment 9.50% 6/15/13                     20,000           21,950
PEI Holdings 11.00% 3/15/10                              25,000           29,125
Rogers Cablesystems 10.00% 3/15/05                        5,000            5,213
#Sheridan Acquisition 144A 10.25% 8/15/11                10,000           10,663
XM Satellite Radio 12.00% 6/15/10                        16,000           18,400
                                                                   -------------
                                                                         225,793
                                                                   -------------
Chemicals - 4.63%
#Huntsman 144A 11.50% 7/15/12                            15,000           15,263
Huntsman International 10.125% 7/1/09                    50,000           51,124
Lyondell Chemical 9.875% 5/1/07                           5,000            5,269
#Nalco 144A 8.875% 11/15/13                              25,000           26,375
+Solutia 6.72% 10/15/37                                  30,000           18,750
                                                                   -------------
                                                                         116,781
                                                                   -------------

(UNAUDITED)


Computers & Technology - 0.60%
Activant Solutions 10.50% 6/15/11                         5,000            5,256
#Stratus Technologies 144A 10.375% 12/1/08               10,000            9,750
                                                                   -------------
                                                                          15,006
                                                                   -------------
Consumer Products - 0.61%
#Samsonite 144A 8.875% 6/1/11                            15,000           15,338
                                                                   -------------
                                                                          15,338
                                                                   -------------
Consumer Services - 0.22%
Corrections Corporation of America 9.875%
  5/1/09                                                  5,000            5,581
                                                                   -------------
                                                                           5,581
                                                                   -------------
Energy - 4.11%
#Chesapeake 144A 7.00% 8/15/14                           10,000           10,150
#Dynegy Holdings 144A 10.125% 7/15/13                    20,000           22,150
El Paso Natural Gas 7.625% 8/1/10                         5,000            5,225
El Paso Production Holding 7.75% 6/1/13                  25,000           23,937
#Forest Oil 144A 8.00% 12/15/11                           5,000            5,463
#Hilcorp Energy/Hilcorp Finance 144A 10.50%
  9/1/10                                                 10,000           11,050
Hornbeck Offshore Services 10.625% 8/1/08                 5,000            5,500
#KCS Energy 144A 7.125% 4/1/12                            5,000            5,025
Swift Energy 7.625% 7/15/11                               5,000            5,138
Tennessee Gas Pipeline 8.375% 6/15/32                    10,000           10,025
                                                                   -------------
                                                                         103,663
                                                                   -------------
Environmental Services - 2.08%
#Clean Harbors 144A 11.25% 7/15/12                       15,000           15,525
Geo Sub 11.00% 5/15/12                                   15,000           15,150
IESI 10.25% 6/15/12                                      20,000           21,700
                                                                   -------------
                                                                          52,375
                                                                   -------------
Food, Beverage & Tobacco - 3.74%
B&G Foods 9.625% 8/1/07                                  10,000           10,210
Chiquita Brands International 10.56% 3/15/09             10,000           10,888
#Commonwealth Brands 144A 10.625% 9/1/08                 25,000           26,375
#Gold Kist 144A 10.25% 3/15/14                            5,000            5,425
#Le-Natures 144A 10.00% 6/15/13                          10,000           10,400
Pilgrim's Pride 9.25% 11/15/13                           10,000           10,800
#Standard Commercial 144A 8.00% 4/15/12                  20,000           20,200
                                                                   -------------
                                                                          94,298
                                                                   -------------
Healthcare & Pharmaceuticals - 2.59%
Ameripath 10.50% 4/1/13                                  15,000           15,300
#Beverly Enterprises 144A 7.875% 6/15/14                 15,000           15,150
Province Healthcare 7.50% 6/1/13                         25,000           24,625
Universal Hospital Service 10.125% 11/1/11               10,000           10,125
                                                                   -------------
                                                                          65,200
                                                                   -------------
Leisure, Lodging & Entertainment - 6.33%
Ameristar Casinos 10.75% 2/15/09                         20,000           22,600
#Herbst Gaming 144A 8.125% 6/1/12                        10,000            9,900
LCE Acquisition 9.00% 8/1/14                              5,000            4,950
Mandalay Resort Group 10.25% 8/1/07                      15,000           16,838
MGM Mirage 9.75% 6/1/07                                  10,000           11,038
Penn National Gaming 8.875% 3/15/10                      15,000           16,481
#Seneca Gaming 144A 7.25% 5/1/12                          5,000            5,013
*#Town Sports International 144A 10.08% 2/1/14           70,000           31,849
#Warner Music Group 144A 7.375% 4/15/14                  15,000           14,400
Wheeling Island Gaming 10.125% 12/15/09                  25,000           26,625
                                                                   -------------
                                                                         159,694
                                                                   -------------
Metals & Mining - 1.99%
AK Steel 7.75% 6/15/12                                   15,000           13,950
#Ispat Inland 144A 9.75% 4/1/14                          35,000           36,313
                                                                   -------------
                                                                          50,263
                                                                   -------------
Packaging & Containers - 3.06%
AEP Industries 9.875% 11/15/07                           10,000           10,300
*#Consolidated Container 144A 10.75% 6/15/09             25,000           20,125
Pliant 11.125% 9/1/09                                    10,000           10,850
#Portola Packaging 144A 8.25% 2/1/12                     20,000           17,300
Radnor Holdings 11.00% 3/15/10                           10,000            8,650
*#Radnor Holdings 144A 8.35% 4/15/09                     10,000           10,050
                                                                   -------------
                                                                          77,275
                                                                   -------------

(UNAUDITED)


Paper & Forest Products - 4.70%
Bowater 9.00% 8/1/09                                     15,000           16,500
Buckeye Technologies 8.00% 10/15/10                      15,000           14,175
Fort James 7.75% 11/15/23                                20,000           21,050
#Newark Group 144A 9.75% 3/15/14                         30,000           28,951
#Port Townsend Paper 144A 11.00% 4/15/11                 25,000           25,750
Potlatch 12.50% 12/1/09                                  10,000           12,048
                                                                   -------------
                                                                         118,474
                                                                   -------------
Real Estate - 1.06%
BF Saul REIT 7.50% 3/1/14                                10,000            9,999
Felcor Lodging 10.00% 9/15/08                             6,000            6,368
#Host Marriott REIT 144A 7.00% 8/15/12                    5,000            4,963
Tanger Properties REIT 9.125% 2/15/08                     5,000            5,500
                                                                   -------------
                                                                          26,830
                                                                   -------------
Restaurants - 3.04%
+Avado Brands 9.75% 6/1/06                               20,000            7,700
Denny's 12.75% 9/30/07                                   30,000           32,400
O'Charleys 9.00% 11/1/13                                 20,000           20,950
#VICORP Restaurants 144A 10.50% 4/15/11                  15,000           15,600
                                                                   -------------
                                                                          76,650
                                                                   -------------
Retail - 5.86%
*J Crew Intermediate 14.80% 5/15/08                      72,304           63,989
J Crew Operating 10.375% 10/15/07                        40,000           41,000
#Jean Coutu Group 144A 8.50% 8/1/14                      15,000           14,944
Office Depot 10.00% 7/15/08                              10,000           11,650
Petco Animal Supplies 10.75% 11/1/11                     10,000           11,250
Remington Arms 10.50% 2/1/11                              5,000            4,925
                                                                   -------------
                                                                         147,758
                                                                   -------------
Telecommunications - 9.12%
Alaska Communications Systems 9.875% 8/15/11              5,000            5,100
+Allegiance Telecom 11.75% 2/15/08                       20,000            7,400
Centennial Cellular Operating 10.125% 6/15/13            10,000           10,350
Cincinnati Bell 8.375% 1/15/14                           25,000           22,124
Citizens Communications 8.50% 5/15/06                    10,000           10,689
#iPCS Escrow 144A 11.50% 5/1/12                          15,000           15,525
MCI
 5.908% 5/1/07                                            8,000            7,770
 6.688% 5/1/09                                           10,000            9,238
MetroPCS 10.75% 10/1/11                                  10,000           10,450
PanAmSat 8.50% 2/1/12                                    10,000           11,588
#Qwest Services 144A 14.00% 12/15/10                     50,000           58,812
*UbiquiTel Operating 17.15% 4/15/10                      40,000           40,399
#US Unwired 144A 10.00% 6/15/12                          20,000           20,450
                                                                   -------------
                                                                         229,895
                                                                   -------------
Textiles, Apparel & Furniture - 1.78%
Interface 10.375% 2/1/10                                 35,000           39,462
Warnaco 8.875% 6/15/13                                    5,000            5,463
                                                                   -------------
                                                                          44,925
                                                                   -------------
Transportation & Shipping - 2.48%
#Horizon Lines 144A 9.00% 11/1/12                        20,000           20,850
Kansas City Southern Railway 9.50% 10/1/08               15,000           16,500
OMI 7.625% 12/1/13                                       15,000           14,775
Seabulk International 9.50% 8/15/13                      10,000           10,400
                                                                   -------------
                                                                          62,525
                                                                   -------------
Utilities - 9.36%
#Allegheny Energy Supply Statutory Trust 2001
  Series B 144A 13.00% 11/15/07                          10,000           10,250
Avista 9.75% 6/1/08                                      10,000           11,800
Calpine 10.50% 5/15/06                                   25,000           21,875
Cogentrix Energy 8.75% 10/15/08                          10,000           11,651
Edison Mission Energy 9.875% 4/15/11                     20,000           22,500
Elwood Energy 8.159% 7/5/26                              13,631           13,325
Midland Portfolioing II 11.75% 7/23/05                    1,721            1,853
Midwest Generation 8.30% 7/2/09                          15,000           15,600
#Midwest Generation 144A 8.75% 5/1/34                    15,000           15,975
+Mirant Americas Generation 7.625% 5/1/06                35,000           28,000
#NRG Energy 144A 8.00% 12/15/13                          20,000           20,550
Orion Power Holdings 12.00% 5/1/10                       25,000           30,124

(UNAUDITED)


PSEG Energy Holdings 7.75% 4/16/07                       10,000           10,600
Reliant Resources 9.50% 7/15/13                          10,000           10,800
#USGen New England 144A 7.459% 1/2/15                    20,000           10,900
                                                                   -------------
                                                                         235,803
                                                                   -------------
TOTAL CORPORATE BONDS (COST $2,231,250)                                2,205,951
                                                                   =============
FOREIGN BONDS- 9.27%
British Virgin Islands - 0.85%
Chippac International 12.75% 8/1/09                      20,000           21,425
                                                                   -------------
                                                                          21,425
                                                                   -------------
Canada - 0.55%
#Hollinger 144A 12.875% 3/1/11                            3,000            3,495
Tembec Industries
 8.50% 2/1/11                                             5,000            5,200
 8.625% 6/30/09                                           5,000            5,188
                                                                   -------------
                                                                          13,883
                                                                   -------------
Cayman Islands - 0.63%
Bluewater Finance 10.25% 2/15/12                         15,000           15,825
                                                                   -------------
                                                                          15,825
                                                                   -------------
France - 0.34%
#Rhodia 144A 8.875% 6/1/11                               10,000            8,650
                                                                   -------------
                                                                           8,650
                                                                   -------------
Ireland - 1.69%
Smurfit Capital Portfolioing 7.50% 11/20/25              45,000           42,525
                                                                   -------------
                                                                          42,525
                                                                   -------------
Liberia - 0.98%
Royal Caribbean Cruises 7.25% 3/15/18                    25,000           24,750
                                                                   -------------
                                                                          24,750
                                                                   -------------
Luxembourg - 0.62%
#BCP Caylux Holdings 144A 9.625% 6/15/14                 15,000           15,713
                                                                   -------------
                                                                          15,713
                                                                   -------------
Norway - 3.18%
Ocean Rig Norway 10.25% 6/1/08                           31,000           30,845
Petroleum Geo-Services
 8.00% 11/5/06                                           10,929           11,230
 10.00% 11/5/10                                          35,742           38,064
                                                                   -------------
                                                                          80,139
                                                                   -------------
Sweden - 0.43%
Stena 9.625% 12/1/12                                     10,000           10,950
                                                                   -------------
                                                                          10,950
                                                                   -------------
TOTAL FOREIGN BONDS (COST $228,041)                                      233,860
                                                                   =============
MUNICIPAL BONDS- 0.89%
New Jersey Economic Development Authority
  Continental Airlines Project 6.25%
9/15/29 (AMT)                                            30,000           22,494
                                                                   -------------
TOTAL MUNICIPAL BONDS (COST $25,452)                                      22,494
                                                                   =============


                                                      NUMBER OF
                                                         SHARES
COMMON STOCK- 1.72%
Cable, Media & Publishing - 0.78%
+XM Satellite Radio Class A                                 750           19,793
                                                                   -------------
                                                                          19,793
                                                                   -------------
Energy - 0.25%
+Petroleum Geo-Services ADR                                 165            6,245
                                                                   -------------
                                                                           6,245
                                                                   -------------
Retail - 0.43%
+Kmart Holdings                                             140           10,840
                                                                   -------------
                                                                          10,840
                                                                   -------------
Telecommunications - 0.26%
+MCI                                                        423            6,463
                                                                   -------------
                                                                           6,463
                                                                   -------------
TOTAL COMMON STOCK (COST $21,884)                                         43,341
                                                                   =============

(UNAUDITED)


PREFERRED STOCKS - 0.76%
Paper & Forest Products - 0.73%
Alamosa Delaware 7.50%                                       30           18,188
                                                                   -------------
                                                                          18,188
                                                                   -------------
Utilities - 0.03%
TNP Enterprises PIK 14.50%                                    1              868
                                                                   -------------
                                                                             868
                                                                   -------------
TOTAL PREFERRED STOCKS (COST $10,572)                                     19,056
                                                                   =============

WARRANTS - 0.11%
+#American Tower 144A                                        15            2,767
+#Horizon PCS 144A                                           50                1
+#Solutia 144A                                               55                1
                                                                           2,769
                                                                   -------------
TOTAL WARRANTS (cost $8,628)                                               2,769
                                                                   =============
TOTAL MARKET VALUE OF SECURITIES - 100.24%
  (cost $2,525,827)                                                    2,527,471
LIABILITIES NET OF RECEIVABLES AND OTHER
  ASSETS - (0.24%)                                                        (5,945)
                                                                   -------------
NET ASSETS APPLICABLE TO 398,380 SHARES
  OUTSTANDING - 100.00%                                               $2,521,526
                                                                   =============


+Security is currently in default.
*Variable Rate Notes - the interest rate shown is the rate as of July 31, 2004. #Security exempt from registration under rule 144A of the Securities Act of
 1933. See Note 3 in "Notes."
+Non-income producing security for the period ended July 31, 2004.

ADR - American Depositary Receipts
AMT- Subject to Alternative Minimum Tax
PIK - Pay-in-kind
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The High Yield Bond Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees.

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

(UNAUDITED)


2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                         $2,498,773
                                                                   -------------
Aggregate unrealized appreciation                                        136,394
Aggregate unrealized depreciation                                       (107,696)
                                                                   -------------
Net unrealized appreciation                                              $28,698
                                                                   -------------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $4,554,180 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                                                      Amount
------------------                                                    ----------
2007                                                                  $1,722,868
2008                                                                   1,887,452
2009                                                                     612,814
2010                                                                     331,046


3. CREDIT AND MARKET RISK
The Portfolio may invest in high-yield fixed-income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings and/or Baa or lower by Moody's Investor Service, Inc. Investments in these higher yielding securities are generally accompanies by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE CORE PLUS FIXED INCOME PORTFOLIO

JULY 31, 2004                                             PRINCIPAL       MARKET
                                                             AMOUNT        VALUE
                                                           (U.S. $)     (U.S. $)
AGENCY ASSET-BACKED SECURITIES - 1.44%
Freddie Mac Structured Pass Through Securities Series
  T-50 A3 2.182% 9/27/07                                     $1,687       $1,685
*SLMA Student Loan Trust
 Series 02-7 A2 1.56% 6/17/13                                30,774       30,774
 Series 04-1 A1 1.70% 1/26/15                                29,142       29,153
 Series 04-6 A2 1.697% 1/25/13                                5,000        4,998
 Series 96-3 Certificates 2.399% 10/25/11                   140,000      141,510
                                                                       ---------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $206,884)                     208,120
                                                                       =========
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.39%
Fannie Mae Series 03-18 DA 4.50% 11/25/14                    32,737       33,049
Fannie Mae Grantor Trust
 Series 99-T2 Class A1 7.50% 1/19/39                         13,101       14,137
 Series 01-T8 A2 9.50% 7/25/41                               28,157       31,663
 Series 04-T1 1A2 6.50% 1/25/44                              17,363       18,213
 Series 04-T4 AIA3 7.00% 8/25/44                             35,000       35,044
Fannie Mae Whole Loan Series 04-W9 2A1 6.50% 2/25/44         44,032       45,986
Freddie Mac Series 2764 TG 5.00% 3/15/34                     55,000       51,404
Freddie Mac Structured Pass Through Securities
 Series T-56 A2A 2.842% 7/25/36                              60,000       59,552
 Series T-58 1A2 3.108% 5/25/35                             130,000      129,803
 Series T-58 2A 6.50% 9/25/43                                63,873       67,027
GNMA Series 02-62 B 4.763% 1/16/25                            5,000        5,039
                                                                       ---------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $491,191)                                                        490,917
                                                                       =========
AGENCY MORTGAGE-BACKED SECURITIES - 29.41%
Fannie Mae
 4.50% 8/1/18 TBA                                           160,000      157,400
 5.00% 8/1/18 TBA                                           465,000      468,488
 5.00% 9/1/19 TBA                                            20,000       20,081
 5.00% 11/1/33                                               53,435       52,667
 5.00% 1/1/34                                                28,949       28,469
 5.00% 1/1/34                                                61,516       60,631
 5.00% 8/1/34 TBA                                           245,000      238,875
 5.50% 8/25/15 TBA                                          545,000      559,817
 5.50% 3/1/29                                                73,833       74,479
 5.50% 4/1/29                                                84,261       84,998
 5.50% 8/1/34 TBA                                           825,000      827,320
 6.00% 6/1/17                                                 9,415        9,842
 6.00% 12/1/33                                               26,893       27,650
 6.00% 8/1/34 TBA                                           500,000      512,969
 6.50% 10/1/29                                              117,367      123,048
 6.50% 4/1/32                                               167,155      174,729
 6.50% 3/1/34                                                66,056       68,946
 6.50% 8/1/34 TBA                                            30,000       31,313
 7.50% 3/1/30                                                 6,849        7,339
 7.50% 3/1/32                                                13,609       14,574

(Unaudited)

Freddie Mac
 5.00% 9/1/33                                              53,492         52,706
 5.00% 4/1/34                                              59,368         57,902
 5.50% 11/1/33                                            155,529        156,453
 6.00% 10/1/29                                            114,336        117,837
 6.50% 10/1/33                                             23,096         24,157
 7.00% 11/1/33                                             19,392         20,537
GNMA
 5.50% 8/1/34 TBA                                         220,000        215,463
 6.50% 1/15/28                                             31,213         32,744
 6.50% 9/15/32                                             24,614         25,791
 7.50% 1/15/30                                              6,203          6,682
                                                                     -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $4,245,158)              4,253,907
                                                                     ===========
AGENCY OBLIGATIONS - 23.28%
Fannie Mae
 2.375% 2/15/07                                            85,000         83,388
 4.25% 5/15/09                                             30,000         30,262
 4.625% 10/15/13                                           75,000         73,383
Fannie Mae Discount Notes
 **1.21% 8/5/04                                         2,470,000      2,469,668
 **1.21% 8/6/04                                           200,000        199,966
 **1.22% 8/10/04                                          100,000         99,970
 **1.23% 8/11/04                                          375,000        374,871
Federal Home Loan Bank
 3.75% 8/3/07                                              30,000         30,060
 4.875% 11/15/13                                            5,000          4,983
                                                                     -----------
TOTAL AGENCY OBLIGATIONS (COST $3,369,103)                             3,366,551
                                                                     ===========
ASSET-BACKED SECURITIES - 2.99%
American Express Credit Account Master Trust
  Series 04-3 A 4.35% 12/15/11                             35,000         35,307
AmeriCredit Automobile Receivables Trust Series
  01-C A4 5.01% 7/14/08                                    64,250         65,671
AmeriQuest Mortgage Securities Series 03-5 A2
  2.43% 7/25/33                                            14,327         14,319
Capital One Multi-Asset Execution Trust
 Series 03-A6 A6 2.95% 8/17/09                             25,000         24,887
 Series 03-C2 C2 4.32% 4/15/09                             10,000         10,128
 Series 03-C4 C4 6.00% 8/15/13                             85,000         88,067
Chase Funding Net Interest Margin
#Series 03-2A 144A 8.75% 6/27/36                              595            595
#Series 03-6A 144A 5.00% 12/27/33                          25,267         25,267
 Series 02-A1 A1 4.95% 2/9/09                              20,000         20,782
#Countrywide Assets-Backed Certificates Series
  04-1 144A 6.00% 5/25/34                                  38,829         38,964
#Home Equity Asset Trust Series 03-7N 144A 5.25%
  4/27/34                                                  29,448         29,448
*MBNA Master Credit Card Trust Series 96-B A
  1.499% 8/15/08                                           25,000         25,096
Mid-State Trust
 Series 04-1 A 6.005% 8/15/39                              20,000         20,206
 Series 11 A1 4.864% 7/15/38                                8,576          8,061
*#Summit Mortgage Trust Series 02-1 B2 144A
  6.198% 6/28/16                                           25,000         25,188
                                                                     -----------
TOTAL ASSET-BACKED SECURITIES (COST $434,005)                            431,986
                                                                     ===========

(Unaudited)

COLLATERALIZED MORTGAGE OBLIGATION - 8.13%
Bank of America Alternative Loan Trust
 Series 03-10 2A1 6.00% 12/25/33                           40,149         40,977
 Series 04-2 1A1 6.00% 3/25/34                             71,377         73,230
*Bank of America Mortgage Securities
 Series 03-D 1A2 3.428% 5/25/33                             3,015          2,994
 Series 03-I 2A4 3.828% 10/25/33                           35,000         34,502
 Series 04-A 1A1 3.472% 2/25/34                            35,496         35,363
 Series 04-E 1A1 3.555% 6/25/34                            48,299         47,822
 Series 04-G 2A6 4.657% 8/25/34                            45,000         45,000
Chase Commercial Mortgage Securities Series
  96-2 C 6.90% 11/19/06                                    20,000         21,459
Credit Suisse First Boston Mortgage Securities
 Series 03-23 6A1 6.50% 9/25/33                            32,617         33,704
 Series 03-29 5A1 7.00% 12/25/33                           59,418         63,345
 Series 04-1 3A1 7.00% 2/25/34                             20,206         21,567
Deutche Alternative Securities Series 03-3 2A3
  4.50% 10/25/33                                           25,000         25,223
Deutsche Mortgage Securities Series 04-4 1A2
  4.01% 4/25/34                                            30,000         29,930
First Horizon Asset Securities Series 03-5 1A17
  8.00% 7/25/33                                            10,235         10,799
#GSMPS Mortgage Loan Trust Series 98-3 A 144A
  7.75% 9/19/27                                            63,238         68,013
*Master Adjustable Rate Mortgages Trust Series
  03-6 1A2 3.075% 12/25/33                                 25,000         25,121
Master Alternative Loan Trust
 Series 03-6 3A1 8.00% 9/25/33                             26,871         28,215
 Series 03-9 1A1 5.50% 12/25/18                            36,038         36,832
 Series 04-1 2A1 7.00% 1/25/34                             42,174         43,651
#NationsLink Funding Series 98-2 F 144A 7.105%
  8/20/30                                                  45,000         46,461
Nomura Asset Acceptance
 Series 04-AP1 A2 3.238% 3/25/34                           35,000         34,886
 Series 04-AP2 A2 4.099% 7/25/34                           35,000         34,973
Prime Mortgage Trust Series 04-CL1 1A1 6.00%
  2/25/34                                                   9,859          9,966
Residential Asset Mortgage Products
 Series 04-RZ2 AI3 4.30% 1/25/31                           30,000         29,756
 Series 04-SL1 A3 7.00% 11/25/31                           47,186         49,040
Structured Asset Securities
*Series 02-22H 1A 7.00% 11/25/32                           12,101         12,462
 Series 04-12H 1A 6.00% 5/25/34                            53,224         54,122
*Washington Mutual
 Series 03-AR4 A7 3.95% 5/25/33                            15,993         15,956
 Series 04-CB3 6A 6.00% 9/25/19                            65,000         67,478
*Wells Fargo Mortgage Backed Securities Trust
 Series 03-14 1A1 4.75% 12/25/18                           41,483         41,827
 Series 03-K 2A5 4.521% 11/25/33                           20,000         19,190
 Series 03-M A1 4.747% 12/25/33                            34,949         34,250
 Series 04-I 1A1 3.399% 7/25/34                            38,367         38,367
                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION (COST $1,178,161)             1,176,481
                                                                     ===========
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.82%
Bank of America Commercial Mortgage Series
  04-2 A2 3.52% 11/10/38                                   25,000         24,218
Bear Stearns Commercial Mortgage Securities
  Series 04-PWR4 A2 5.286% 6/11/41                         55,000         56,015
GMAC Commercial Mortgage Securities Series
  98-C2 A2 6.42% 5/15/35                                   35,000         37,847
                                                                     -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $118,420)              118,080
                                                                     ===========
CORPORATE BONDS - 30.20%
Automobiles & Automotive Parts - 1.58%
Ford Motor 7.45% 7/16/31                                   60,000         57,226
General Motors
 7.125% 7/15/13                                            45,000         46,254
 8.375% 7/15/33                                            95,000         99,595
Hertz 0.00% 8/5/08                                         25,000         24,999
                                                                     -----------
                                                                         228,074
                                                                     -----------

(Unaudited)

Banking, Finance & Insurance - 6.95%
Apache Finance 7.00% 3/15/09                               10,000         11,358
Bear Stearns 4.65% 7/2/18                                  40,000         35,728
#Bombardier Capital 144A 3.363% 5/30/13                   100,000         99,556
Citigroup 5.875% 2/22/33                                   60,000         57,519
Credit Suisse First Boston USA 6.125% 11/15/11             25,000         26,601
#Erac USA Finance 144A 7.35% 6/15/08                       65,000         72,232
#Farmers Insurance Exchange 144A 8.625% 5/1/24             40,000         45,903
#FGIC 144A 6.00% 1/15/34                                   35,000         34,550
Ford Motor Credit
 5.625% 10/1/08                                            40,000         40,747
 7.00% 10/1/13                                             30,000         30,587
#Glencore Funding 144A 6.00% 4/15/14                       35,000         32,948
GMAC
 6.75% 1/15/06                                             15,000         15,714
 7.25% 3/2/11                                              65,000         68,455
Goldman Sachs
 5.25% 10/15/13                                            30,000         29,560
 6.345% 2/15/34                                            80,000         76,897
Harleysville Group 5.75% 7/15/13                           10,000          9,397
International Lease Finance 5.875% 5/1/13                  10,000         10,374
J.P. Morgan Chase 5.75% 1/2/13                             40,000         41,201
#Liberty Mutual 144A 7.00% 3/15/34                         30,000         29,683
Morgan Stanley
 4.75% 4/1/14                                              50,000         46,793
 5.30% 3/1/13                                              10,000          9,978
#Nationwide Mutual Insurance 144A 7.875% 4/1/33            40,000         46,090
Popular North America 4.25% 4/1/08                         45,000         45,321
*#Rabobank Capital 144A 5.26% 12/29/49                     40,000         39,186
Regions Financial 6.375% 5/15/12                           45,000         48,709
                                                                     -----------
                                                                       1,005,087
                                                                     -----------
Buildings & Materials - 0.43%
#Lone Star Industries 144A 8.85% 6/15/05                   45,000         46,643
York International 6.625% 8/15/06                          15,000         15,905
                                                                     -----------
                                                                          62,548
                                                                     -----------
Cable, Media & Publishing - 3.18%
CSC Holdings 10.50% 5/15/16                                30,000         33,750
IAC/InterActiveCorp 6.75% 11/15/05                         20,000         20,750
Liberty Media 3.50% 9/25/06                                40,000         39,870
PanAmSat 8.50% 2/1/12                                      10,000         11,588
Time Warner
 7.70% 5/1/32                                              15,000         16,713
 8.18% 8/15/07                                            260,000        291,031
Time Warner Entertainment 8.375% 3/15/23                   40,000         46,591
                                                                     -----------
                                                                         460,293
                                                                     -----------
Chemicals - 0.76%
Lyondell Chemical 9.875% 5/1/07                           105,000        110,644
                                                                     -----------
                                                                         110,644
                                                                     -----------
Consumer Services - 0.32%
Corrections Corporation of America 7.50% 5/1/11            45,000         46,631
                                                                     -----------
                                                                          46,631
                                                                     -----------
Electronics & Electrical Equipment - 0.14%
#Freescale Semiconductor 144A 6.875% 7/15/11               20,000         20,250
                                                                     -----------
                                                                          20,250
                                                                     -----------

(Unaudited)

Energy - 3.76%
#Chesapeake Energy 144A 7.00% 8/15/14                      35,000         35,525
Consumers Energy 6.00% 3/15/05                              5,000          5,105
Encana 6.50% 8/15/34                                       30,000         30,518
Enterprise Products 7.50% 2/1/11                           25,000         27,220
Halliburton 5.50% 10/15/10                                 70,000         71,440
Hornbeck Offshore Services 10.625% 8/1/08                  35,000         38,500
Kinder Morgan Energy 8.00% 3/15/05                         40,000         41,308
Marathon Oil 9.125% 1/15/13                                25,000         31,585
Pacific Gas & Electric 6.05% 3/1/34                       120,000        115,990
Sempra Energy 4.75% 5/15/09                                40,000         40,619
Swift Energy 10.25% 8/1/09                                 15,000         15,788
Tesoro Petroleum 8.00% 4/15/08                             40,000         43,400
Valero Energy 6.125% 4/15/07                               15,000         15,942
Valero Logistics 6.05% 3/15/13                             30,000         31,004
                                                                     -----------
                                                                         543,944
                                                                     -----------
Food, Beverage & Tobacco - 1.59%
Kraft Foods
 4.00% 10/1/08                                             40,000         39,718
 5.625% 11/1/11                                            60,000         62,003
Nabisco 6.85% 6/15/05                                      15,000         15,487
Universal 6.50% 2/15/06                                    40,000         41,998
UST
 6.625% 7/15/12                                            50,000         54,769
 8.80% 3/15/05                                             15,000         15,541
                                                                     -----------
                                                                         229,516
                                                                     -----------
Healthcare & Pharmaceuticals - 1.53%
GlaxoSmithKline Capital 5.375% 4/15/34                     15,000         13,891
Medco Health Solutions 7.25% 8/15/13                      105,000        113,400
Schering-Plough 6.50% 12/1/33                              30,000         30,819
Wyeth 5.50% 2/1/14                                         65,000         62,879
                                                                     -----------
                                                                         220,989
                                                                     -----------
Industrial Machinery - 0.37%
Jabil Circuit 5.875% 7/15/10                               10,000         10,363
Johnson Controls 5.00% 11/15/06                             5,000          5,202
Michaels Stores 9.25% 7/1/09                               35,000         38,369
                                                                     -----------
                                                                          53,934
                                                                     -----------
Leisure, Lodging & Entertainment - 0.82%
Boyd Gaming 9.25% 8/1/09                                   40,000         44,000
Felcor Lodging 10.00% 9/15/08                               8,000          8,490
Lodgenet Entertainment 9.50% 6/15/13                       20,000         21,950
MGM Mirage 9.75% 6/1/07                                    40,000         44,150
                                                                     -----------
                                                                         118,590
                                                                     -----------
Packaging & Containers - 0.30%
#Portola Packaging 144A 8.25% 2/1/12                       50,000         43,250
                                                                     -----------
                                                                          43,250
                                                                     -----------
Paper & Forest Products - 0.85%
Bowater 6.50% 6/15/13                                      65,000         61,580
Smurfit Capital 6.75% 11/20/05-00                          60,000         62,100
                                                                     -----------
                                                                         123,680
                                                                     -----------
Real Estate - 0.24%
Developers Diversified Realty 4.625% 8/1/10                35,000         34,174
                                                                     -----------
                                                                          34,174
                                                                     -----------

(Unaudited)

Telecommunications - 2.71%
AT&T 8.05% 11/15/11                                        40,000         41,404
Citizens Communications
 8.50% 5/15/06                                             35,000         37,411
 9.25% 5/15/11                                             30,000         32,103
GTE Hawaiian Telephone
 7.00% 2/1/06                                              30,000         30,801
 7.375% 9/1/06                                             10,000         10,339
MCI 5.908% 5/1/07                                          15,000         14,569
Sprint Capital
 4.78% 8/17/06                                             30,000         30,713
 6.375% 5/1/09                                             10,000         10,697
 8.375% 3/15/12                                            25,000         29,333
 8.75% 3/15/32                                             35,000         42,536
Verizon New York
 6.875% 4/1/12                                             15,000         16,302
 7.375% 4/1/32                                             50,000         53,688
Verizon Wireless Capital 5.375% 12/15/06                   40,000         41,800
                                                                     -----------
                                                                         391,696
                                                                     -----------
Transportation & Shipping - 0.69%
American Airlines 6.817% 5/23/11                           25,000         22,288
Continental Airlines
 6.503% 6/15/11                                            10,000          9,301
 7.033% 6/15/11                                            56,794         44,942
Delta Air Lines 7.299% 9/18/06                             40,000         23,264
                                                                     -----------
                                                                          99,795
                                                                     -----------
Utilities - 3.98%
Ava Capital Trust III
 6.50% 4/1/34                                              55,000         53,488
Avista
 7.75% 1/1/07                                              30,000         32,488
 9.75% 6/1/08                                              55,000         64,900
CenterPoint Energy 7.75% 2/15/11                           15,000         17,121
Exelon Generation 6.95% 6/15/11                            30,000         33,176
FPL Group Capital 3.25% 4/11/06                            65,000         65,384
#Monongahela Power 144A 6.70% 6/15/14                      40,000         40,987
Power Contract Financing 144A
 #5.20% 2/1/06                                             39,288         39,520
 #6.256% 2/1/10                                            15,000         15,340
PSEG Energy Holdings 7.75% 4/16/07                         30,000         31,800
PSEG Power 8.625% 4/15/31                                  20,000         24,871
Southern California Edison
 6.00% 1/15/34                                             20,000         19,673
 7.625% 1/15/10                                            30,000         34,209
Southern Capital Funding 5.30% 2/1/07                      10,000         10,561
TECO Energy 7.20% 5/1/11                                   10,000         10,325
TNP Enterprises 10.25% 4/1/10                              15,000         16,275
TXU Energy Company 7.00% 3/15/13                           20,000         22,005
#Williams Gas Pipelines Central 144A 7.375% 11/15/06       40,000         43,100
                                                                     -----------
                                                                         575,223
                                                                     -----------
TOTAL CORPORATE BONDS (COST $4,399,086)                                4,368,318
                                                                     ===========

(Unaudited)

FOREIGN BONDS - 9.13%
Argentina - 0.42%
Argentina Bonos 1.234% 8/3/12                                  90,000     61,331
                                                                         -------
                                                                          61,331
                                                                         -------
Aruba - 0.11%
UFJ Finance Aruba 6.75% 7/15/13                                15,000     16,140
                                                                         -------
                                                                          16,140
                                                                         -------
Australia - 0.24%
#SingTel Optus Finance 144A 8.125% 6/15/09                     30,000     34,609
                                                                         -------
                                                                          34,609
                                                                         -------
Bermuda - 0.62%
*#Oil Insurance 144A 5.15% 8/15/33                             55,000     55,166
Weatherford International 4.95% 10/15/13                       35,000     33,978
                                                                         -------
                                                                          89,144
                                                                         -------
Brazil - 0.82%
Federal Republic of Brazil
 6.00% 4/15/24                                                 55,000     44,043
 10.50% 7/14/14                                                15,000     15,000
 11.00% 8/17/40                                                60,000     58,875
                                                                         -------
                                                                         117,918
                                                                         -------
Canada - 0.72%
Abitibi-Consolidated 6.95% 12/15/06                            70,000     72,713
Thomson 5.75% 2/1/08                                           30,000     31,779
                                                                         -------
                                                                         104,492
                                                                         -------
Cayman Islands - 1.45%
#Mizuho Finance 144A 5.79% 4/15/14                            140,000    139,925
Transocean Sedco Forex 6.75% 4/15/05                           25,000     25,611
                                                                         -------
                                                                         165,536
                                                                         -------
Columbia - 0.71%
Republic of Colombia 10.375% 1/28/33                          100,000    102,750
                                                                         -------
                                                                         102,750
                                                                         -------
Dominican Republic - 0.25%
Dominican Republic 9.04% 1/23/13                               55,000     36,300
                                                                         -------
                                                                          36,300
                                                                         -------
Ecuador - 0.10%
^Republic of Ecuador 7.00% 8/15/30                             20,000     14,625
                                                                         -------
                                                                          14,625
                                                                         -------
Mexico - 0.54%
Telefonos de Mexico 4.50% 11/19/08                             35,000     34,397
United Mexican States 8.30% 8/15/31                            40,000     43,300
                                                                         -------
                                                                          77,697
                                                                         -------
Netherlands - 0.57%
Aegon NV 4.75% 6/1/13                                          15,000     14,439
Deutsche Telekom Finance 8.75% 6/15/30                         55,000     68,520
                                                                         -------
                                                                          82,959
                                                                         -------
Norway - 0.43%
Norsk Hydro 6.70% 1/15/18                                      15,000     16,587
Petroleum Geo-Services 8.00% 11/5/06                           45,000     46,238
                                                                         -------
                                                                          62,825
                                                                         -------
Peru - 0.95%
Republic of Peru
 4.50% 3/7/17                                                  45,000     37,342
 8.375% 5/3/16                                                105,000    100,275
                                                                         -------
                                                                         137,617
                                                                         -------
Russia - 0.80%
Russia Federation 5.00% 3/31/30                               125,000    115,075
                                                                         -------
                                                                         115,075
                                                                         -------

(Unaudited)

Singapore - 0.39%
#Singapore Telecommunications 144A 7.375% 12/1/31            50,000       56,425
                                                                       ---------
                                                                          56,425
                                                                       ---------
United Kingdom - 0.31%
Vodafone Group 5.375% 1/30/15                                45,000       45,014
                                                                       ---------
                                                                          45,014
                                                                       ---------
TOTAL FOREIGN BONDS (COST $1,326,715)                                  1,320,457
                                                                       =========
MUNICIPAL BONDS - 2.89%
California State 5.00% 2/1/33                                 5,000        4,856
California State Economic Recovery 5.25% 7/1/13              30,000       33,156
Colorado Department Transportation Revenue 5.00%
12/15/13
(FGIC) (SPA, Bank of New York)                               55,000       60,062
Forsyth, Montana Pollution Control Revenue (Portland
General Project) Series A 5.20% 5/1/33                     10,000       10,473
Golden State, California Tobacco Securitization
Corporation Settlement Revenue Series B
  5.50% 6/1/43                                              25,000       25,085
  5.625% 6/1/38                                             15,000       15,186
Illinois State Taxable Pension 5.10% 6/1/33                  25,000       22,619
Metropolitan Washington District Columbia Airport
  Authority System Series B
5.00% 10/1/34 (AMT) (FSA)                                   20,000       19,417
Oregon State Taxable-Pension 5.892% 6/1/27                   60,000       61,378
Puerto Rico Public Buildings Authority Revenue
  Guaranteed Government Facilities
Series I 5.25% 7/1/33                                       60,000       60,644
West Virginia Economic Development Authority Excess
  Lottery Taxable Revenue
  5.37% 7/1/20 (MBIA)                                       15,000       14,783
  6.07% 7/1/26                                              40,000       40,113
Wisconsin State General Taxable Revenue Series A
  5.70% 5/1/26 (FSA)                                         50,000       49,742
                                                                       ---------
TOTAL MUNICIPAL BONDS (COST $416,745)                                    417,514
                                                                       =========
U.S. TREASURY OBLIGATIONS - 7.84%
++U.S. Treasury Bond 5.375% 2/15/31                         630,000      645,456
 U.S. Treasury Inflation Index Notes
 2.00% 1/15/14                                                5,118        5,132
 2.00% 7/15/14                                               65,196       65,183
 2.375% 1/15/25                                              65,196       65,038
 3.625% 1/15/08                                             128,731      140,945
U.S. Treasury Notes
 2.75% 6/30/06                                              145,000      145,334
 3.875% 5/15/09                                               5,000        5,047
 4.75% 5/15/14                                               60,000       61,305
                                                                       ---------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,120,013)                      1,133,440
                                                                       =========


                                                        NUMBER OF
                                                        SHARES
PREFERRED STOCK - 0.94%
#Centaur Funding 144A 9.08%                                    45         56,813
Nexen 7.35%                                                 3,080         79,002
                                                                     -----------
TOTAL PREFERRED STOCK (COST $126,677)                                    135,815
                                                                     ===========
WARRANTS - 0.00%
#+Solutia Warrants 144A                                        20              0
                                                                     -----------
TOTAL WARRANTS (COST $1,711)                                                   0
                                                                     ===========

(Unaudited)

TOTAL MARKET VALUE OF SECURITIES - 120.46%
  (COST $17,433,869)                                                 $17,421,586
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) -
  20.46%                                                              (2,959,316)
                                                                  --------------
NET ASSETS APPLICABLE TO 1,614,861 SHARES OUTSTANDING -
  100.00%                                                            $14,462,270
                                                                  ==============


--------------------------------------------------------------------------------
*Variable Rate Notes-The Interest rate shown is the rate as of July 31, 2004. **The interest rate shown is the yield at the time of purchase.
#Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 5 in "Notes."
+Non-income producing security for the period ended July 31, 2004.
++Fully or partially pledged as collateral for financial futures contracts. ^Step coupon bond.

GNMA - Government National Mortgage Association
SLMA - Student Loan Marketing Association
TBA - To be announced
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Core Plus Fixed Income Portfolio (the "Portfolio").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. U.S. Government and agency securities are valued at the mean between bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. If on a particular day a security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

(Unaudited)

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes were as follows:

Aggregate cost of investments                                        $17,444,496
                                                                  --------------
Aggregate unrealized appreciation                                        124,959
Aggregate unrealized depreciation                                       (147,869)
                                                                  --------------
Net unrealized depreciation                                             ($22,910)
                                                                  --------------

3. FUTURES CONTRACTS
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Portfolio's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at July 31, 2004 were as follows:

Contracts                                                                          Notional                              Unrealized
Sell                                                                               Proceeds     Expiration Date        Depreciation
------------------------------------                                            -----------     ---------------   ------------------
1 U.S. Treasury 5 year notes                                                       $109,417      September 2004             ($2,720)
4 U.S. Treasury 10 year notes                                                       440,155      September 2004                 (83)
                                                                                                                   ----------------
                                                                                                                            ($2,803)
                                                                                                                   ----------------

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

4. SWAP AGREEMENTS
During the period ended July 31, 2004, the Portfolio entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At July 31, 2004, the Portfolio had the following total return swap agreement outstanding:

Notional Amount           Expiration Date          Description                                               Unrealized Gain
------------------        --------------------     ---------------------------------------------             -----------------------
$210,000                  12/31/04                 Agreement with Goldman Sachs to                           $1,605
                                                   receive the notional amount
                                                   multiplied by the return on
                                                   the Lehman Brothers
                                                   Commercial MBS Index AAA and
                                                   to pay the notional amount
                                                   multiplied by the 1 month BBA
                                                   LIBOR adjusted by a spread of
                                                   minus 0.45%.


Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparties to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

(Unaudited)

5. CREDIT AND MARKET RISKS
The Portfolio invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE GLOBAL EQUITY PORTFOLIO

JULY 31, 2004

                                                      Number of          Market
                                                      Shares             Value
                                                                         (U.S.$)
COMMON STOCK - 99.56%*
Australia - 7.52%
Amcor                                                     8,404          $40,373
Coles Myer                                                5,889           36,663
Foster's Group                                           23,059           74,767
National Australia Bank                                   3,568           66,640
Orica                                                     1,203           13,142
Telstra                                                  15,977           55,160
                                                                   -------------
                                                                         286,745
                                                                   =============
Belgium - 2.36%
Electrabel                                                  136           42,997
+Fortis                                                   2,163           47,161
                                                                   -------------
                                                                          90,158
                                                                   =============
Finland - 0.95%
UPM-Kymmene Oyj                                           1,856           36,065
                                                                   -------------
                                                                          36,065
                                                                   =============
France - 4.87%
Compagnie de Saint-Gobain                                 1,000           48,880
Societe Generale Class A                                    811           66,591
Total                                                       363           70,494
                                                                   -------------
                                                                         185,965
                                                                   =============
Germany - 5.06%
Bayer                                                     2,172           57,739
+Bayerische Hypo-und Vereinsbank                          2,478           39,888
RWE                                                       1,956           95,492
                                                                   -------------
                                                                         193,119
                                                                   =============
Hong Kong - 2.81%
Hong Kong & China Gas                                    15,000           26,154
Hong Kong Electric Holdings                               8,500           36,289
Wharf Holdings                                           14,514           44,660
                                                                   -------------
                                                                         107,103
                                                                   =============
Italy - 2.74%
Banca Intesa                                             28,218          104,637
                                                                   -------------
                                                                         104,637
                                                                   =============
Japan - 3.41%
Canon                                                     1,000           48,809
Takeda Pharmaceutical                                     1,400           65,444
West Japan Railway                                            4           16,006
                                                                   -------------
                                                                         130,259
                                                                   =============
Netherlands - 5.62%
ING Groep                                                 2,859           66,364
Reed Elsevier                                             4,250           54,340
Royal Dutch Petroleum                                     1,866           93,614
                                                                   -------------
                                                                         214,318
                                                                   =============
New Zealand - 1.67%
Telecom Corporation of New Zealand                       16,461           63,845
                                                                   -------------
                                                                          63,845
                                                                   =============
Republic of Korea - 1.43%
POSCO ADR                                                 1,500           54,420
                                                                   -------------
                                                                          54,420
                                                                   =============
Singapore - 1.74%
Jardine Matheson Holdings                                 2,400           29,280
Oversea-Chinese Banking                                   5,000           37,193
                                                                   -------------
                                                                          66,473
                                                                   =============
South Africa - 0.95%
Sasol                                                     2,197           36,368
                                                                   -------------
                                                                          36,368
                                                                   =============
Spain - 4.24%
Banco Santander Central Hispano                           3,600           34,240

(Unaudited)

Iberdrola                                                 3,192           65,331
Telefonica                                                4,256           62,052
                                                                   -------------
                                                                         161,623
                                                                   =============
United Kingdom - 18.73%
Aviva                                                     2,773           28,188
BG Group                                                 12,834           79,874
BOC Group                                                 2,328           39,921
Boots                                                     6,265           77,811
BP                                                        6,573           61,706
Brambles Industries                                      12,088           46,601
GKN                                                       7,200           30,179
GlaxoSmithKline                                           4,418           89,577
GUS                                                       3,146           49,228
HBOS                                                      5,150           66,726
InterContinental Hotels Group                             5,058           53,761
Lloyds TSB Group                                          8,992           67,409
Mitchells & Butlers                                       4,810           23,616
                                                                   -------------
                                                                         714,597
                                                                   =============
United States - 35.46%
Alcoa                                                     1,900           60,857
ALLTEL                                                    1,300           67,600
American Express                                          1,300           65,325
Anheuser-Busch                                            1,300           67,470
Bank of America                                             700           59,507
Boeing                                                    1,300           65,975
ChevronTexaco                                               650           62,173
General Electric                                          2,000           66,500
HCA                                                       1,700           65,705
International Paper                                       1,400           60,522
+Intuit                                                   1,500           56,160
J.P. Morgan Chase                                         1,650           61,595
Limited Brands                                            3,000           61,320
MBNA                                                      2,500           61,725
Mellon Financial                                          1,800           49,464
Microsoft                                                 2,500           71,150
Morgan Stanley                                            1,200           59,196
+Oracle                                                   5,200           54,652
Public Service Enterprise Group                           1,400           54,600
SLM                                                       1,700           64,464
Viacom Class B                                            1,800           60,462
Wyeth                                                     1,600           56,640
                                                                   -------------
                                                                       1,353,062
                                                                   =============
TOTAL COMMON STOCK (COST $3,380,345)                                   3,798,757
                                                                   =============


                                                      Principal
                                                      Amount
REPURCHASE AGREEMENTS - 0.24%
With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$4,601, collateralized by $700 U.S.
Treasury Bills due 8/19/04, market
value $680, $800 U.S. Treasury Bills
due 12/23/04, market value $868, and
$3,200 U.S. Treasury Bills due 1/20/05,
market value $3,159)                                     $4,600            4,600

With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $4,400,
collateralized by $2,300 U.S. Treasury Bills
due 8/12/04, market value $2,192, and $2,200
U.S. Treasury Notes 1.625% due 3/31/05,
market value $2,296)                                      4,400            4,400
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS (COST $9,000)                                  9,000
                                                                   =============
TOTAL MARKET VALUE OF SECURITIES - 99.80%
 (COST $3,389,345)                                                     3,807,757

RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES (SEE NOTES) - 0.20%                                          7,710
                                                                   =============
NET ASSETS APPLICABLE TO 418,899 SHARES
  OUTSTANDING - 100.00%                                               $3,815,467
                                                                   =============

(Unaudited)

+ Non-income producing security for the period ended July 31, 2004.
* Securities have been classified by country of origin.

ADR - American Depositary Receipts
--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Global Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to- market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the portfolios on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                         $3,389,345
                                                                   -------------
Aggregate unrealized appreciation                                        638,614
Aggregate unrealized depreciation                                       (220,202)
                                                                   -------------
Net unrealized appreciation                                             $418,412
                                                                   -------------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $244,562 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

(Unaudited)

Year of Expiration                                                        Amount
------------------                                                        ------
2009                                                                     $36,340
2010                                                                      14,194
2011                                                                     194,028


3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at July 31, 2004.

4. CREDIT AND MARKET RISK
Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE INTERNATIONAL EQUITY PORTFOLIO
JULY 31, 2004

                                                     Number of     Market
                                                     Shares        Value (U.S.$)
COMMON STOCK - 96.20%
Australia - 9.95%
*Amcor                                               3,100,108       $14,893,099
Coles Myer                                           2,703,754        16,832,672
Foster's Group                                       7,530,847        24,417,935
National Australia Bank                              1,352,144        25,253,995
Orica                                                  372,465         4,069,061
Telstra                                              5,233,649        18,069,063
                                                                  --------------
                                                                     103,535,825
                                                                  --------------
Belgium - 2.89%
Electrabel                                              33,091        10,461,960
+Fortis                                                899,788        19,618,559
                                                                  --------------
                                                                      30,080,519
                                                                  --------------
Finland - 1.32%
UPM-Kymmene                                            709,120        13,779,445
                                                                  --------------
                                                                      13,779,445
                                                                  --------------
France - 6.92%
Compagnie de Saint-Gobain                              422,490        20,651,468
Societe Generale Class A                               251,316        20,635,403
Total                                                  158,681        30,815,396
                                                                  --------------
                                                                      72,102,267
                                                                  --------------
Germany - 5.95%
Bayer                                                  721,213        19,172,161
+Bayerische Hypo-Und Vereinsbank                       773,903        12,457,371
RWE                                                    621,982        30,365,268
                                                                  --------------
                                                                      61,994,800
                                                                  --------------
Hong Kong - 3.33%
Hong Kong & China Gas                                2,642,000         4,606,653
Hong Kong Electric Holdings                          3,471,800        14,822,200
Wharf Holdings                                       4,968,671        15,288,513
                                                                  --------------
                                                                      34,717,366
                                                                  --------------
Italy - 3.10%
*Banca Intesa                                        8,715,742        32,319,418
                                                                  --------------
                                                                      32,319,418
                                                                  --------------
Japan - 16.05%
Canon                                                  530,100        25,873,617
Eisai                                                  366,800        10,761,617
Hitachi                                              2,276,000        13,886,142
Matsushita Electric Industrial                       1,262,000        16,803,266
Millea Holdings                                            906        13,331,300
Murata Manufacturing                                   373,800        18,546,624
Takeda Chemical Industries                             746,000        34,872,010
Toyota Motor                                           580,300        23,325,503
West Japan Railway                                       2,413         9,655,897
                                                                  --------------
                                                                     167,055,976
                                                                  --------------
Netherlands - 6.80%
*ING Groep                                           1,165,660        27,057,482
*Reed Elsevier                                       1,237,711        15,825,310
*Royal Dutch Petroleum                                 557,176        27,952,737
                                                                  --------------
                                                                      70,835,529
                                                                  --------------
New Zealand - 2.18%
*Telecom Corporation of New Zealand                  5,859,748        22,727,326
                                                                  --------------
                                                                      22,727,326
                                                                  --------------
Republic of Korea - 1.65%
POSCO ADR                                              474,849        17,227,522
                                                                  --------------
                                                                      17,227,522
                                                                  --------------
Singapore - 2.13%
Jardine Matheson Holdings                              846,778        10,330,692
Oversea-Chinese Banking                              1,596,000        11,872,032
                                                                  --------------
                                                                      22,202,724
                                                                  --------------
South Africa - 1.50%
Sasol                                                  946,625        15,670,099
                                                                  --------------
                                                                      15,670,099
                                                                  --------------

(Unaudited)

Spain - 7.02%
*Banco Santander Central Hispanoamericano            1,922,186        18,282,305
*Iberdrola                                           1,098,583        22,484,863
Telefonica                                           2,213,098        32,266,603
                                                                  --------------
                                                                      73,033,771
                                                                  --------------
Taiwan - 0.02%
Chunghwa Telecom ADR                                    15,500           249,240
                                                                  --------------
                                                                         249,240
                                                                  --------------
United Kingdom - 25.39%
Aviva                                                1,039,130        10,562,897
BG Group                                             3,826,829        23,816,826
BOC Group                                              459,110         7,872,811
Boots Group                                          2,344,475        29,118,411
BP                                                   2,520,230        23,659,284
Brambles Industries                                  2,960,607        11,413,477
GKN                                                  1,805,415         7,567,446
GlaxoSmithKline                                      1,735,167        35,181,757
GUS                                                  1,194,991        18,698,935
HBOS                                                 1,892,913        24,525,444
InterContinental Hotels Group                        1,694,382        18,009,316
Lloyds TSB Group                                     3,465,474        25,979,134
Mitchells & Butlers                                  1,596,402         7,838,038
Rio Tinto                                              768,760        19,990,708
                                                                  --------------
                                                                     264,234,484
                                                                  --------------
TOTAL COMMON STOCK (COST $870,389,326)                             1,001,766,311
                                                                  ==============


                                                   PRINCIPAL
                                                   AMOUNT (U.S.$)
REPURCHASE AGREEMENTS - 3.00%
With BNP Paribas 1.30% 8/2/04
  (dated 7/30/04, to be repurchased at
  $15,997,733, collateralized by
  $2,360,300 U.S. Treasury Bills due 8/19/04,
  market value $2,358,939, $3,027,500 U.S.
  Treasury Bills due 12/23/ 04, market value
  $3,008,403 and $11,041,100 U.S. Treasury
  Bills due 1/20/05, market value $10,951,421)     $15,996,000        15,996,000

With UBS Warburg 1.30% 8/2/04
  (dated 7/30/04, to be repurchased at
  $15,205,647, collateralized by $7,602,000
  U.S. Treasury Bills due 8/12/04, market
  value $7,599,535 and $7,890,300 U.S.
  Treasury Notes 1.625% due 3/31/05, market
  value $7,920,334)                                 15,204,000        15,204,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS (COST $31,200,000)                        31,200,000
                                                                  ==============
TOTAL MARKET VALUE OF SECURITIES BEFORE
SECURITIES LENDING COLLATERAL - 99.20%
(COST $901,589,326)                                                1,032,966,311
                                                                  ==============
SECURITIES LENDING COLLATERAL## - 12.16%
Short-Term Investments
Abbey National New York 1.19% 10/15/04               2,223,474         2,253,322
American Express Bank 1.32% 8/13/04                  4,272,754         4,272,700
Barclays London
1.10% 8/19/04                                        3,608,543         3,608,240
1.92% 1/31/05                                          949,456           949,489
Bayerische Landesbank 1.434% 8/30/04                 1,898,595         1,898,672
BNP Paribas 1.29% 8/16/04                            4,557,673         4,557,546
Canadian Imperial Bank 1.36% 8/3/04                  2,373,576         2,373,601
CDC IXIS 1.485% 11/12/04                             3,799,509         3,797,955
Credit Suisse First Boston 1.60% 12/13/04            3,799,932         3,797,955
Deutsche Bank Financial 1.383% 2/22/05                 948,971           950,212
General Electric Capital
1.368% 2/3/05                                        1,423,930         1,426,227
1.382% 10/04/04                                      1,423,929         1,424,909
1.594% 10/25/04                                      1,613,996         1,615,214
Goldman Sachs Group LP
1.493% 12/8/04                                       2,230,853         2,231,299
1.80% 12/21/04                                       2,183,803         2,183,824
HBOs Treasury Services 1.62% 10/29/04                4,747,595         4,747,444
ING Bank NV 1.10% 9/30/04                            3,799,935         3,797,955
Merrill Lynch Mortgage Capital 1.413% 10/12/04       3,797,955         3,797,955

(Unaudited)

Morgan Stanley Dean Witter
1.393% 3/10/05                                       3,797,955         3,797,955
1.50% 8/30/05                                          947,843           949,489
National Rural Utilities 1.302% 8/2/04               6,162,534         6,162,540
Rabobank 1.345% 3/2/05                               4,747,745         4,746,548
Royal Bank of Canada 1.41% 6/27/05                   4,747,946         4,746,140
Societe Generale
1.348% 6/14/05                                       2,382,402         2,381,530
1.397% 12/8/04                                       3,797,477         3,797,477
Svenska Stockholm 1.10% 8/9/04                       4,747,600         4,747,444
UBS Securities 1.313% 8/2/04                        27,531,286        27,531,286
Union Bank of Switzerland 1.13% 12/20/04             4,757,870         4,747,444
Wachovia Bank NA 1.377% 11/15/04                     3,798,435         3,799,587
Wells Fargo Bank 1.35% 8/30/05                       4,748,474         4,747,444
Wilmington Trust 1.44% 9/8/04                        4,747,571         4,747,444
                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL (COST
  $126,586,847)                                                      126,586,847
                                                                  ==============
TOTAL MARKET VALUE OF SECURITIES - 111.36%
(COST $1,028,176,173)                                              1,159,553,158++
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL - (12.16%)##                                           (126,586,847)
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES (SEE NOTES) - 0.80%                                      8,290,892
                                                                  ==============
NET ASSETS APPLICABLE TO 63,110,766 SHARES
  OUTSTANDING - 100.00%                                           $1,041,257,203
                                                                  ==============



--------------------------------------------------------------------------------
+Non-income producing security for the period ended July 31, 2004.

*Fully or partially on loan.

## See Note 4 in "Notes."

++ Includes $119,945,597 of securities loaned.

ADR - American Depositary Receipts
--------------------------------------------------------------------------------


NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The International Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Portfolio is valued. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

(Unaudited)

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                       $902,826,868
                                                                  --------------
Aggregate unrealized appreciation                                   $162,387,695
Aggregate unrealized depreciation                                   ($32,248,252)
                                                                  --------------
Net unrealized appreciation                                         $130,139,443
                                                                  --------------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $12,782,410 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                                                        Amount
 --------------                                                   --------------
2011                                                                 $12,782,410


3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at July 31, 2004:

Contracts to                                                                    In Exchange        Settlement        Unrealized
Deliver                                                                         For                Date              Appreciation
----------------------------------------------                                  --------------     --------------    --------------
60,390,000 GBP                                                                  US$110,709,968           10/29/04        $1,788,645


4. SECURITIES LENDING
The Portfolio, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolio records security lending income net of such allocation.

At July 31, 2004, the market value of securities on loan was $119,945,597, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Security Lending Collateral."

(Unaudited)

5. CREDIT AND MARKET RISK
Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Delaware Pooled Trust-The Labor Select International Equity Portfolio

July 31, 2004

                                                     NUMBER OF     MARKET
                                                     SHARES        VALUE (U.S.$)
COMMON STOCK - 96.34%
Australia - 10.21%
Amcor                                                 1,230,071       $5,909,332
Coles Myer                                              925,253        5,760,317
Foster's Group                                        2,677,118        8,680,258
^National Australia Bank                                488,308        9,120,129
Orica                                                   155,981        1,704,043
Telstra                                               1,768,641        6,106,196
                                                                   -------------
                                                                      37,280,275
                                                                   -------------
Belgium - 3.67%
Electrabel                                               18,968        5,996,871
+Fortis                                                 340,235        7,418,326
                                                                   -------------
                                                                      13,415,197
                                                                   -------------
Finland - 1.45%
UPM-Kymmene                                             272,652        5,298,106
                                                                   -------------
                                                                       5,298,106
                                                                   -------------
France - 4.97%
Societe Generale Class A                                141,603       11,626,936
Total                                                    33,565        6,518,227
                                                                   -------------
                                                                      18,145,163
                                                                   -------------
Germany - 7.96%
Bayer                                                   303,422        8,065,933
+Bayerische Hypo-Und Vereinsbank                        490,593        7,896,983
RWE                                                     268,295       13,098,208
                                                                   -------------
                                                                      29,061,124
                                                                   -------------
Hong Kong - 3.28%
Hong Kong Electric Holdings                           1,457,000        6,220,389
Wharf Holdings                                        1,873,000        5,763,188
                                                                   -------------
                                                                      11,983,577
                                                                   -------------
Italy - 3.41%
^Banca Intesa                                         3,355,313       12,442,058
                                                                   -------------
                                                                      12,442,058
                                                                   -------------
Japan - 14.17%
Canon                                                   202,700        9,893,571
Eisai                                                   124,500        3,652,730
Kinki Coca-Cola Bottling                                 22,000          204,495
Matsushita Electric Industrial                          569,000        7,576,116
^Millea Holdings                                            364        5,356,063
Murata Manufacturing                                    146,500        7,268,808
Takeda Chemical Industries                              265,800       12,424,906
West Japan Railway                                        1,220        4,881,970
^Yokohama Reito                                          67,000          467,687
                                                                   -------------
                                                                      51,726,346
                                                                   -------------
Netherlands - 7.41%
ING Groep                                               450,409       10,454,964
^Reed Elsevier                                          454,756        5,814,487
^Royal Dutch Petroleum                                  214,564       10,764,375
                                                                   -------------
                                                                      27,033,826
                                                                   -------------
New Zealand - 2.62%
^Telecom Corporation of New Zealand                   2,468,298        9,573,417
                                                                   -------------
                                                                       9,573,417
                                                                   -------------
Spain - 7.44%
^Banco Santander Central Hispanoamericano               844,016        8,027,609
^Iberdrola                                              590,395       12,083,704
Telefonica                                              483,318        7,046,696
                                                                   -------------
                                                                      27,158,009
                                                                   -------------
United Kingdom - 29.75%
Aviva                                                   407,199        4,139,233
BG Group                                              1,659,055       10,325,369
BHP Billiton                                            495,282        4,514,486

(Unaudited)

BOC Group                                               150,056        2,573,158
Boots Group                                           1,029,702       12,788,912
BP                                                      902,976        8,476,911
Brambles Industries                                   2,166,968        8,353,909
GKN                                                     956,794        4,010,428
GlaxoSmithKline                                         600,756       12,180,758
GUS                                                     436,643        6,832,486
HBOS                                                    795,945       10,312,627
InterContinental Hotels Group                           409,239        4,349,736
^Lloyds TSB Group                                     1,317,518        9,876,853
Mitchells & Butlers                                     611,903        3,004,331
Northern Foods                                        2,441,205        6,825,284
                                                                   -------------
                                                                     108,564,481
                                                                   -------------
TOTAL COMMON STOCK (COST $313,570,405)                               351,681,579
                                                                   =============


                                                      PRINCIPAL
                                                         AMOUNT
REPURCHASE AGREEMENTS- 2.88%                            (U.S.$)
With BNP Paribas 1.30% 8/2/04
  (dated 7/30/04, to be repurchased at $5,397,585
  collateralized by $796,400 U.S. Treasury
  Bills due 8/19/04, market value $795,915, $994,900
  U.S. Treasury Bills due 12/23/04, market value
  $1,015,047 and $3,725,300 U.S. Treasury Bills
  due 1/20/05, market value $3,695,052)              $5,397,000        5,397,000

With UBS Warburg 1.30% 8/2/04
  (dated 7/30/04, to be repurchased at
  $5,130,556 collateralized by $2,565,000
  U.S. Treasury Bills due 8/12/04, market
  value $2,564,112 and $2,662,200 U.S.
  Treasury Notes 1.625% due 3/31/05, market value
  $2,672,351)                                         5,130,000        5,130,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS (COST $10,527,000)                        10,527,000
                                                                   =============
TOTAL MARKET VALUE OF SECURITIES BEFORE
 SECURITIES LENDING COLLATERAL - 99.22%
 (COST $324,097,405)                                                 362,208,579
                                                                   =============
SECURITIES LENDING COLLATERAL**- 16.51%
Short-Term Investments
Abbey National 1.190% 10/15/04                        1,058,308        1,072,515
American Express Bank FSB 1.32% 8/13/04               2,033,704        2,033,679
Barclays Bank
 1.10% 8/19/04                                        1,717,560        1,717,416
 1.92% 1/31/05                                          451,913          451,929
Bayerische Landesbank 1.434% 8/30/04                    903,675          903,712
BNP Paribus 1.29% 8/16/04                             2,169,318        2,169,257
Canadian Imperial Bank 1.36% 8/3/04                   1,129,752        1,129,764
CDC IXIS 1.485% 11/12/04                              1,808,454        1,807,714
Credit Swiss First Boston 1.60% 12/13/04              1,808,655        1,807,714
Deutsche Bank Financial 1.383% 2/22/05                  451,682          452,273
General Electric Capital
 1.368% 2/3/05                                          677,749          678,842
 1.382% 10/4/04                                         677,748          678,214
 1.594% 10/25/04                                        768,214          768,794
Goldman Sachs Group LP
 1.493% 12/8/04                                       1,061,820        1,062,032
 1.80% 12/21/04                                       1,039,425        1,039,436
HBOS Treasury Services PLC 1.62% 10/29/04             2,259,715        2,259,643
ING Bank NV 1.10% 9/30/04                             1,808,656        1,807,714
Merrill Lynch Mortgage Capital 1.413% 10/12/04        1,807,714        1,807,714
Morgan Stanley
 1.393% 3/10/05                                       1,807,714        1,807,714
 1.50% 8/30/05                                          451,145          451,929
National Rural Utilities Coop 1.302% 8/2/04           2,933,184        2,933,187
Rabobank 1.345% 3/2/05                                2,259,786        2,259,216
Royal Bank of Canada 1.410% 6/27/05                   2,259,882        2,259,022
Societe Generale

(Unaudited)

 1.348% 6/14/05                                       1,133,953        1,133,538
 1.397% 12/8/04                                       1,807,487        1,807,487
Svenska Handlesbank 1.10% 8/9/04                      2,259,717        2,259,643
UBS Securities LLC 1.313% 8/2/04                     13,104,078       13,104,078
Union Bank of Switzerland 1.13% 12/20/04              2,264,605        2,259,643
Wachovia Bank N.A. 1.377% 11/15/04                    1,807,943        1,808,490
Wells Fargo Bank 1.35% 8/30/05                        2,260,133        2,259,643
Wilmington Trust Company 1.44% 9/8/04                 2,259,703        2,259,643
                                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL (cost $60,251,595)                60,251,595
                                                                   =============
TOTAL MARKET VALUE OF SECURITIES - 115.73%
 (cost $384,349,000)                                                 422,460,174+

OBLIGATIONS TO RETURN SECURITIES LENDING
 Collateral - (16.51%)**                                             (60,251,595)

RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES (SEE NOTES)- 0.78%                                       2,843,812
                                                                   =============
NET ASSETS APPLICABLE TO 25,440,800 SHARES
  OUTSTANDING - 100.00%                                             $365,052,391
                                                                   =============

--------------------------------------------------------------------------------
^   Fully or partially on loan

+ Non-income producing security for the period ended July 31, 2004.

++ Includes $57,091,138 of securities loaned.

**  See Note 4 in "Notes."
--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Labor Select International Equity Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to- market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

(Unaudited)

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                       $324,097,405
                                                                   -------------
Aggregate unrealized appreciation                                     45,411,118
Aggregate unrealized depreciation                                     (6,999,944)
                                                                   -------------
Net unrealized appreciation                                          $38,111,174
                                                                   -------------


3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

The following forward foreign currency exchange contracts were outstanding at July 31, 2004:

Contracts to                                                                    In Exchange        Settlement        Unrealized
Deliver                                                                         For                Date              Appreciation
--------------------------------------------                                    --------------     --------------    --------------
30,080,000 British Pounds                                                        US$54,294,400           10/29/04         US$41,156

4. SECURITIES LENDING
The Portfolio, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Portfolio records security lending income net of such allocation.

At July 31, 2004, the market value of securities on loan was $57,091,138, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral".

5. CREDIT AND MARKET RISK
Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE EMERGING MARKETS PORTFOLIO
July 31, 2004

                                                                    MARKET VALUE
                                          NUMBER OF SHARES               (U.S.$)
COMMON STOCK - 97.49%
Argentina - 1.02%
Tenaris ADR                                        138,800            $4,935,728
                                                              ------------------
                                                                       4,935,728
                                                              ------------------
Brazil - 11.50%
Cia de Concessoes Rodoviarias                      239,700             2,626,741
Cia de Saneamento Basico do Estado
  de Sao Paulo                                 204,180,000             9,551,609
Cia Siderurgica Nacional                           592,600             8,632,478
Cia Vale do Rio Doce ADR                            60,400             3,255,560
Cia Vale do Rio Doce ADR                            48,700             2,147,670
Investimentos Itau                               5,323,000             6,079,904
Petroleo Brasileiro ADR                            304,900             7,820,685
Petroleo Brasileiro Preferred Shares                16,500               425,815
Ultrapar Participacoes                         580,900,000             6,577,315
Votorantim Celulose e Papel ADR                    233,400             8,346,384
                                                              ------------------
                                                                      55,464,161
                                                              ------------------
Chile - 3.09%
AFP Provida                                        501,911               840,284
AFP Provida ADR                                    154,829             3,870,725
Banco Santander ADR                                183,300             4,875,780
Empresa Nacional de Electricdad                  2,114,082               938,421
Empresa Nacional de Electricidad ADR               331,400             4,364,538
                                                              ------------------
                                                                      14,889,748
                                                              ------------------
^China - 3.65%
Beijing Capital International
  Airport                                       17,458,000             5,707,533
Guangshen Railway                               20,492,000             5,976,948
Zhejiang Expressway                              8,014,000             5,907,870
                                                              ------------------
                                                                      17,592,351
                                                              ------------------
Croatia - 0.97%
Pliva GDR                                          333,329             4,699,939
                                                              ------------------
                                                                       4,699,939
                                                              ------------------
Czech Republic - 3.75%
Cesky Telecom                                      394,570             4,718,290
CEZ                                                712,925             5,354,450
Philip Morris                                       13,802             8,010,649
                                                              ------------------
                                                                      18,083,389
                                                              ------------------
Egypt - 1.95%
MobiNil - Egyptian Mobile Services                 654,191             9,410,282
                                                              ------------------
                                                                       9,410,282
                                                              ------------------
Estonia - 2.75%
Eesti Telekom GDR                                  295,461             7,356,979
#Eesti Telekom GDR 144A                             53,323             1,309,645
Hansabank                                          557,049             4,614,135
                                                              ------------------
                                                                      13,280,759
                                                              ------------------
++Hong Kong/China - 3.63%
Asia Aluminum                                   56,714,000             6,253,202
Fountain SET                                     7,582,000             5,249,178
Texwinca                                         6,846,000             6,012,308
                                                              ------------------
                                                                      17,514,688
                                                              ------------------
Hungary - 3.39%
Gedeon Richter                                       9,342               922,774
Gedeon Richter GDR                                  36,760             3,640,416
#Gedeon Richter GDR 144A                               400                39,511
Matav Magyar Tavkozlesi                          1,683,954             6,762,747
OTP Bank                                           242,245             4,998,052
                                                              ------------------
                                                                      16,363,500
                                                              ------------------

(Unaudited)

India - 3.26%
Gas Authority of India GDR                         119,619             3,008,418
#Gas Authority of India GDR 144A                    37,993               963,199
ICICI Bank ADR                                     425,248             5,536,729
Ranbaxy Laboratories GDR                           301,259             6,195,963
                                                              ------------------
                                                                      15,704,309
                                                              ------------------
Indonesia - 3.13%
Hanjaya Mandala Sampoerna                       16,303,500             9,726,776
+IRP Telekomunikasi Indonesia                    6,308,000             5,351,616
                                                              ------------------
                                                                      15,078,392
                                                              ------------------
Israel - 1.98%
Bank Hapoalim                                    3,499,113             9,540,217
                                                              ------------------
                                                                       9,540,217
                                                              ------------------
Malaysia - 4.46%
Malaysia International Shipping                  1,840,700             5,958,055
PLUS Expressways                                12,560,900             8,131,530
Tanjong                                          2,161,300             7,393,921
                                                              ------------------
                                                                      21,483,506
                                                              ------------------
Mexico - 8.98%
Cemex de C.V.                                    1,980,052            11,190,920
Grupo Aeroportuario del Sureste de
  C.V. ADR                                         269,900             5,748,870
Grupo Continental                                3,510,800             5,536,569
+Hylsamex de C.V.                                4,144,200             6,063,443
Kimberly-Clark de Mexico de C.V. ADR             2,419,300             6,507,141
Telefonos de Mexico de C.V. ADR                    268,000             8,275,840
                                                              ------------------
                                                                      43,322,783
                                                              ------------------
Poland - 0.94%
Bank Pekao                                         146,083             4,553,559
                                                              ------------------
                                                                       4,553,559
                                                              ------------------
Republic of Korea - 12.05%
Hyundai Motor                                      173,820             6,450,439
Hyundai Motor                                      103,760             2,324,508
+Kia Motors                                        626,370             4,873,850
+Kookmin Bank                                      120,820             3,321,388
Korea Electric Power                               426,450             7,165,235
KT Corporation ADR                                 516,188             9,182,985
#KT&G GDR 144A                                     894,821            10,625,999
POSCO                                               29,060             3,963,292
POSCO ADR                                          131,694             4,777,858
Samsung Electronics                                 13,640             4,863,515
Samsung Electronics GDR 144A                         3,200               570,500
                                                              ------------------
                                                                      58,119,569
                                                              ------------------
Russia - 1.48%
LUKOIL ADR                                          65,341             7,122,169
                                                              ------------------
                                                                       7,122,169
                                                              ------------------
South Africa - 13.47%
ABSA Group                                         587,588             4,787,893
African Bank Investments                         4,009,203             7,420,304
Alexander Forbes                                 5,438,069             9,110,447
Aspen Pharmacare Holdings                        2,912,049             6,411,851
Impala Platinum Holdings                           130,470            10,323,107
Nampak                                           1,935,892             4,293,402
Sasol                                              710,265            11,757,478
Steinhoff International Holdings                 8,403,953            10,794,068
                                                              ------------------
                                                                      64,898,550
                                                              ------------------
Taiwan - 7.69%
Asustek Computer                                 3,072,375             6,779,292
China Steel GDR                                    342,468             5,873,327
Chunghwa Telecom ADR                               745,203            11,982,863
Pihsiang Machinery Manufacturing                 2,630,000             6,267,432
President Chain Store                            3,616,676             6,171,439
                                                              ------------------
                                                                      37,074,353
                                                              ------------------
Thailand - 3.27%
Advanced Info Service NVDR                       1,181,900             2,745,944
Land & Houses NVDR                              23,283,500             5,071,430
Thai Union Frozen Products                      10,223,087             5,443,076

(Unaudited)

Thai Union Frozen Products NVDR                  4,839,213             2,517,984
                                                              ------------------
                                                                      15,778,434
                                                              ------------------
United Kingdom - 1.08%
+Vedanta Resources                               1,025,936             5,214,389
                                                              ------------------
                                                                       5,214,389
                                                              ------------------
TOTAL COMMON STOCK (COST $412,962,011)                               470,124,775
                                                              ==================


                                          PRINCIPAL AMOUNT
                                                   (U.S.$)
Repurchase Agreements- 1.93% With
BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$4,773,517, collateralized by
$704,300 U.S. Treasury Bills due
8/19/04, market value $703,901,
$903,400 U.S. Treasury Bills due
12/23/04, market value $897,700 and
$3,294,600 U.S. Treasury Bills due
1/20/05, market value $3,267,876)               $4,773,000             4,773,000

With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$4,537,492, collateralized by
$2,268,400 U.S. Treasury Bills due
8/12/04, market value $2,267,682 and
$2,354,400 U.S. Treasury Notes
1.625% due 3/31/05, market value
$2,363,407)                                      4,537,000             4,537,000
                                                              ------------------
TOTAL REPURCHASE AGREEMENTS (COST $9,310,000)                          9,310,000
                                                              ==================
TOTAL MARKET VALUE OF SECURITIES - 99.42%
  (COST $422,272,011)                                                479,434,775

RECEIVABLES AND OTHER ASSETS NET OF
LIABILITIES (SEE NOTES) - 0.58%                                        2,795,363
                                                              ==================
NET ASSETS APPLICABLE TO 39,377,388
SHARES OUTSTANDING - 100.00%                                        $482,230,139
                                                              ==================

--------------------------------------------------------------------------------
+ Non-income producing security for the period ended July 31, 2004.

++ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

^ Securities listed and traded on the Hong Kong Stock Exchange.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4 in "Notes".

ADR - American Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non Voting Depositary Receipt
--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Emerging Markets Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

(Unaudited)

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                       $421,731,330
                                                               -----------------
Aggregate unrealized appreciation                                     69,719,141
Aggregate unrealized depreciation                                    (12,015,696)
                                                               -----------------
Net unrealized appreciation                                          $57,703,445
                                                               -----------------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $12,350,419 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of Expiration                                                        Amount
------------------                                                  ------------
2009                                                                  $6,724,391
2010                                                                   5,626,028


3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

The following forward foreign currency exchange contracts were outstanding at July 31, 2004:


Contracts to                                                                             In Exchange      Settlement   Unrealized
Deliver                                                                                  For              Date         Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
366,755,000 Czech Kroner                                                                 US$13,864,259    8/31/04        US$(21,509)
1,582,502 South African Rand                                                             US$251,630       8/3/04               (762)
636,826 South African Rand                                                               US$101,048       8/4/04               (498)
                                                                                                                       ------------
                                                                                                                         $ (22,769)
                                                                                                                         ----------

4. CREDIT AND MARKET RISK
Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)


DELAWARE POOLED TRUST - THE INTERNATIONAL LARGE-CAP EQUITY PORTFOLIO

July 31, 2004                                         Number of           Market
                                                      Shares              Value
                                                                          (US$)
COMMON STOCK - 98.72%
Australia - 9.70%
Coles Myer                                                8,486          $52,831
National Australia Bank                                   5,604          104,666
Rio Tinto                                                 2,309           61,268
Telstra                                                  31,058          107,227
                                                                   -------------
                                                                         325,992
                                                                   -------------
Belgium - 3.34%
Electrabel                                                  150           47,424
+Fortis                                                   2,979           64,952
                                                                   -------------
                                                                         112,376
                                                                   -------------
Finland - 1.55%
UPM-Kymmene Oyj                                           2,686           52,194
                                                                   -------------
                                                                          52,194
                                                                   -------------
France - 7.09%
Cie de Saint-Gobain                                       1,265           61,834
Societe Generale Class A                                    761           62,485
Total                                                       587          113,994
                                                                   -------------
                                                                         238,313
                                                                   -------------
Germany - 6.59%
Bayer                                                     2,730           72,572
+Bayerische Hypo-und Vereinsbank                          3,073           49,466
RWE                                                       2,041           99,642
                                                                   -------------
                                                                         221,680
                                                                   -------------
Hong Kong - 3.77%
Hong Kong & China Gas                                    15,000           26,154
Hong Kong Electric Holdings                              13,500           57,636
Wharf Holdings                                           14,000           43,078
                                                                   -------------
                                                                         126,868
                                                                   -------------
Italy - 3.62%
Banca Intesa                                             32,786          121,576
                                                                   -------------
                                                                         121,576
                                                                   -------------
Japan - 16.84%
Canon                                                     2,000           97,618
Eisai                                                     1,300           38,141
Hitachi                                                   8,000           48,809
Matsushita Electric Industrial                            4,000           53,259
Millea Holdings                                               2           29,429
Murata Manufacturing                                      1,400           69,463
Takeda Pharmaceutical                                     2,500          116,862
Toyota Motor                                              2,100           84,411
West Japan Railway                                            7           28,011
                                                                   -------------
                                                                         566,003
                                                                   -------------
Netherlands - 6.72%
ING Groep                                                 3,544           82,264
Reed Elsevier                                             3,581           45,786
Royal Dutch Petroleum                                     1,953           97,980
                                                                   -------------
                                                                         226,030
                                                                   -------------
Republic of Korea - 1.62%
POSCO ADR                                                 1,500           54,420
                                                                   -------------
                                                                          54,420
                                                                   -------------
Singapore - 1.77%
Oversea-Chinese Banking                                   8,000           59,509
                                                                   -------------
                                                                          59,509
                                                                   -------------

(UNAUDITED)


South Africa - 1.65%
Sasol                                                     3,357           55,571
                                                                   -------------
                                                                          55,571
                                                                   -------------
Spain - 8.46%
Banco Santander Central Hispano                           8,429           80,170
Iberdrola                                                 4,400           90,055
Telefonica                                                7,839          114,292
                                                                   -------------
                                                                         284,517
                                                                   -------------
Taiwan - 1.43%
Chunghwa Telecom ADR                                      3,000           48,240
                                                                   -------------
                                                                          48,240
                                                                   -------------
United Kingdom - 24.57%
Aviva                                                     5,146           52,310
BG Group                                                 15,885           98,862
BOC Group                                                 2,026           34,742
Boots Group                                               5,604           69,602
BP                                                       13,144          123,392
GlaxoSmithKline                                           5,936          120,356
GUS                                                       4,208           65,846
HBOS                                                      7,500           97,173
InterContinental Hotels Group                             6,949           73,860
Lloyds TSB Group                                         11,978           89,794
                                                                   -------------
                                                                         825,937
                                                                   -------------
Total Common Stock (cost $3,065,463)                                   3,319,226
                                                                   =============


                                                      PRINCIPAL
                                                      AMOUNT
REPURCHASE AGREEMENTS - 1.04%
With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $17,942
collateralized by $2,590 U.S. Treasury
Bills due 8/19/04, market value $2,646, $3,310
U.S. Treasury Bills due 12/23/04, market value
$3,375, and $12,040 U.S. Treasury Bills due
1/20/05, market value $12,285)                          $17,940           17,940

With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $17,062
collateralized by $8,360 U.S. Treasury Bills
due 8/12/04, market value $8,525, and $8,700
U.S. Treasury Notes 1.625% due 3/31/05, market
value $8,885)                                            17,060           17,060
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS (COST $35,000)                                35,000
                                                                   =============
TOTAL MARKET VALUE OF SECURITIES - 99.76%
  (COST $3,100,463)                                                    3,354,226
                                                                   -------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES (SEE NOTES) - 0.24%                                          8,175
                                                                   =============
NET ASSETS APPLICABLE TO 398,380 SHARES
  OUTSTANDING - 100.00%                                               $3,362,401
                                                                   =============


ADR - American Depositary Receipts

+ Non-income producing security for the period ended July 31, 2004.
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The International Large-Cap Equity Portfolio (the "Portfolio").

(Unaudited)


SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                         $3,103,860
                                                                   -------------
Aggregate unrealized appreciation                                        545,980
Aggregate unrealized depreciation                                       (295,614)
                                                                   -------------
Net unrealized appreciation                                             $250,366
                                                                   -------------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $8,210,784 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of Expiration                                                        Amount
--------------------                                                ------------
2010                                                                    $190,711


3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(Unaudited)


The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

The following forward foreign currency exchange contracts were outstanding at July 31, 2004:

Contracts to                                                          In Exchange               Settlement              Unrealized
Deliver                                                               For                       Date                    Appreciation
------------------------------------------------------------------------------------------------------------------------------------
185,000 British Pounds                                                 US$333,925                 10/29/04                   US$253


4. CREDIT AND MARKET RISK
Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE GLOBAL FIXED INCOME PORTFOLIO

JULY 31, 2004

                                                                                                       PRINCIPAL       MARKET VALUE
                                                                                                         AMOUNT*           (U.S. $)
BONDS - 97.35%
Australia - 9.79%
New South Wales Treasury 8.00% 3/1/08                                                     AUD          6,100,000         $4,576,172
Queensland Treasury
 6.00% 6/14/11                                                                            AUD         12,000,000          8,432,735
 +6.00% 8/14/13                                                                           AUD         16,200,000         11,343,011
                                                                                                                    ---------------
                                                                                                                         24,351,918
                                                                                                                    ---------------
Austria - 8.74%
+Oesterreich Kontrollbank
 1.80% 3/22/10                                                                            JPY        850,000,000          7,945,119
 5.25% 4/25/08                                                                            EUR          2,659,000          3,418,976
Republic of Austria
 4.50% 9/28/05                                                                            JPY        400,000,000          3,769,223
 5.25% 1/4/11                                                                             EUR          1,600,000          2,080,822
 5.50% 10/20/07                                                                           EUR          3,500,000          4,518,539
                                                                                                                    ---------------
                                                                                                                         21,732,679
                                                                                                                    ---------------
Belgium - 3.96%
Kingdom of Belgium 5.75% 9/28/10                                                          EUR          7,400,000          9,853,083
                                                                                                                    ---------------
                                                                                                                          9,853,083
                                                                                                                    ---------------
Canada - 1.53%
Canada Government 0.70% 3/20/06                                                           JPY        420,000,000          3,796,110
                                                                                                                    ---------------
                                                                                                                          3,796,110
                                                                                                                    ---------------
Finland - 4.03%
Republic of Finland 5.75% 2/23/11                                                         EUR          7,500,000         10,026,134
                                                                                                                    ---------------
                                                                                                                         10,026,134
                                                                                                                    ---------------
France - 4.39%
Government of France 4.00% 10/25/09                                                       EUR          8,900,000         10,922,365
                                                                                                                    ---------------
                                                                                                                         10,922,365
                                                                                                                    ---------------
Germany - 6.91%
Deutschland Republic
 4.50% 1/4/13                                                                             EUR          4,300,000          5,325,627
 4.75% 7/4/28                                                                             EUR          5,800,000          6,929,092
Kredit Fuer Wiederaufbau 5.25% 7/4/12                                                     EUR          3,800,000          4,937,877
                                                                                                                    ---------------
                                                                                                                         17,192,596
                                                                                                                    ---------------
Italy - 3.99%
Republic of Italy
 0.375% 10/10/06                                                                          JPY        400,000,000          3,586,880
 0.65% 3/20/09                                                                            JPY        270,000,000          2,402,541
 3.80% 3/27/08                                                                            JPY        210,000,000          2,103,180
 6.00% 5/29/08                                                                            USD          1,700,000          1,826,507
                                                                                                                    ---------------
                                                                                                                          9,919,108
                                                                                                                    ---------------
Netherlands - 3.56%
Bank Nederlandse Gemeenten 6.00% 3/26/12                                                  USD          2,000,000          2,174,700
Netherlands Government
 4.25% 7/15/13                                                                            EUR          1,500,000          1,817,116
 7.50% 1/15/23                                                                            EUR          3,000,000          4,870,678
                                                                                                                    ---------------
                                                                                                                          8,862,494
                                                                                                                    ---------------
Norway - 2.24%
A/S Eksportfinans 1.80% 6/21/10                                                           JPY        600,000,000          5,575,330
                                                                                                                    ---------------
                                                                                                                          5,575,330
                                                                                                                    ---------------
Poland - 8.94%
Poland Government
 5.00% 10/24/13                                                                           PLZ         58,000,000         13,388,678
 6.00% 5/24/09                                                                            PLZ         10,000,000          2,557,124
 6.00% 11/24/09                                                                           PLZ         17,000,000          4,344,945
 8.50% 11/12/06                                                                           PLZ          7,000,000          1,952,170
                                                                                                                    ---------------
                                                                                                                         22,242,917
                                                                                                                    ---------------
Spain - 4.00%
+Kingdom of Spain 3.10% 9/20/06                                                           JPY       1,050,000,00          9,957,209
                                                                                                                    ---------------
                                                                                                                          9,957,209
                                                                                                                    ---------------
Supranational - 11.45%
Council of Europe Development Bank 6.125% 1/25/11                                         USD          2,000,000          2,199,840

(UNAUDITED)

European Investment Bank
 2.125% 9/20/07                                                                           JPY        300,000,000          2,816,127
 5.00% 4/15/08                                                                            EUR          6,000,000          7,661,196
Inter-American Development Bank 5.50% 3/30/10                                             EUR          6,980,000          9,183,111
+International Bank Reconstruction & Development 2.00% 2/18/08                            JPY        700,000,000          6,585,269
                                                                                                                    ---------------
                                                                                                                         28,445,543
                                                                                                                    ---------------
Sweden - 11.58%
Swedish Government Series
 1041 6.75% 5/5/14                                                                        SEK         71,600,000         10,925,412
 1043 5.00% 1/28/09                                                                       SEK         42,000,000          5,727,689
 1044 3.50% 4/20/06                                                                       SEK          5,000,000            658,835
 1046 5.50% 10/8/12                                                                       SEK         82,000,000         11,462,465
                                                                                                                    ---------------
                                                                                                                         28,774,401
                                                                                                                    ---------------
United Kingdom - 5.45%
J. Sainsbury
 5.25% 5/17/07                                                                            GBP            200,000            356,174
 6.125% 4/5/17                                                                            GBP            200,000            353,686
#SL Finance 6.375% 7/12/22                                                                EUR          1,000,000          1,303,133
U.K. Treasury
 5.75% 12/7/09                                                                            GBP          4,100,000          7,677,122
 8.00% 12/7/15                                                                            GBP          1,700,000          3,871,251
                                                                                                                    ---------------
                                                                                                                         13,561,366
                                                                                                                    ---------------
United States - 6.79%
Fannie Mae Global 2.125% 10/9/07                                                          JPY        230,000,000          2,165,289
KFW International Finance 1.00% 12/20/04                                                  JPY        665,000,000          5,987,316
U.S. Treasury Notes
 3.625% 5/15/13                                                                           USD          5,700,000          5,398,527
 4.375% 5/15/07                                                                           USD          2,500,000          2,590,235
#Zurich Finance 5.75% 10/2/23                                                             EUR            600,000            753,032
                                                                                                                    ---------------
                                                                                                                         16,894,399
                                                                                                                    ---------------
TOTAL BONDS (COST $231,425,462)                                                                                         242,107,652
                                                                                                                    ===============
REPURCHASE AGREEMENTS - 1.15%
With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $1,464,959,
collateralized by $216,100 U.S. Treasury
Bills due 8/19/04, market value $216,009, $277,200
U.S. Treasury Bills due 12/23/04, market value $275,481, and
$1,011,000 U.S. Treasury Bills due 1/20/05, market value
$1,002,827)                                                                               USD          1,464,800          1,464,800

With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $1,392,351,
collateralized by $696,100 U.S. Treasury Bills due 8/12/04,
market value $695,893 and $722,500 U.S. Treasury
Notes 1.625% due 3/31/05, market value $725,269)                                          USD          1,392,200          1,392,200
                                                                                                                    ---------------
TOTAL REPURCHASE AGREEMENTS (COST $2,857,000)                                                                             2,857,000
                                                                                                                    ===============
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 98.50%
  (COST $234,282,462)                                                                                                   244,964,652
                                                                                                                    ===============
SECURITIES LENDING COLLATERAL## - 13.40%
Short-Term Investments
 Abbey National New York 1.19% 10/15/04                                                   USD            585,416            593,275
 American Express Bank 1.32% 8/13/04                                                      USD          1,124,969          1,124,955
 Barclays London
   1.10% 8/19/04                                                                          USD            950,089            950,010
   1.92% 1/31/05                                                                          USD            249,981            249,990
 Bayerische Landesbank 1.434% 8/30/04                                                     USD            499,879            499,900
 BNP Paribas 1.29% 8/16/04                                                                USD          1,199,985          1,199,951
 Canadian Imperial Bank 1.36% 8/3/04                                                      USD            624,936            624,943
 CDC IXIS 1.485% 11/12/04                                                                 USD          1,000,369            999,959
 Credit Suisse First Boston 1.60% 12/13/04                                                USD          1,000,480            999,959
 Deutsche Bank Financial 1.383% 2/22/05                                                   USD            249,853            250,180
 General Electric Capital
   1.368% 2/3/05                                                                          USD            374,905            375,510
   1.382% 10/04/04                                                                        USD            374,905            375,163
   1.594% 10/25/04                                                                        USD            424,947            425,268


(Unaudited)

Goldman Sachs Group LP
  1.493% 12/8/04                                                                          USD            587,359            587,476
 1.80% 12/21/04                                                                           USD            574,971            574,977
HBOs Treasury Services 1.62% 10/29/04                                                     USD          1,249,989          1,249,949
ING Bank NV 1.10% 9/30/04                                                                 USD          1,000,481            999,959
Merrill Lynch Mortgage Capital 1.413% 10/12/04                                            USD            999,959            999,959
Morgan Stanley Dean Witter
 1.393% 3/10/05                                                                           USD            999,959            999,959
 1.50% 8/30/05                                                                            USD            249,557            249,990
National Rural Utilities 1.302% 8/2/04                                                    USD          1,622,527          1,622,528
Rabobank 1.345% 3/2/05                                                                    USD          1,250,028          1,249,713
Royal Bank of Canada 1.41% 6/27/05                                                        USD          1,250,081          1,249,606
Societe Generale
 1.348% 6/14/05                                                                           USD            627,260            627,030
 1.397% 12/8/04                                                                           USD            999,834            999,834
Svenska Stockholm 1.10% 8/9/04                                                            USD          1,249,990          1,249,949
UBS Securities 1.313% 8/2/04                                                              USD          7,248,681          7,248,682
Union Bank of Switzerland 1.13% 12/20/04                                                  USD          1,252,694          1,249,949
Wachovia Bank NA 1.377% 11/15/04                                                          USD          1,000,086          1,000,389
Wells Fargo Bank 1.35% 8/30/05                                                            USD          1,250,221          1,249,949
Wilmington Trust 1.44% 9/8/04                                                             USD          1,249,983          1,249,949
                                                                                                                    ---------------
TOTAL SECURITIES LENDING COLLATERAL (COST $33,328,910)                                                                   33,328,910
                                                                                                                    ===============
TOTAL MARKET VALUE OF SECURITIES - 111.90% (COST $267,611,372)                                                        278,293,562++

OBLIGATIONS TO RETURN SECURITIES LENDING COLLATERAL - (13.40%)##                                                        (33,328,910)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.50%                                                       3,720,795
                                                                                                                    ===============
NET ASSETS APPLICABLE TO 21,735,543 SHARES OUTSTANDING - 100.00%                                                       $248,685,447
                                                                                                                    ===============

--------------------------------------------------------------------------------
* Principal Amount is stated in the currency in which each bond is denominated.

            AUD - Australian Dollar
            EUR - European Monetary Unit
            GBP - Great British Pound
            JPY - Japanese Yen
            PLZ - Polish Zloty
            SEK - Swedish Krona
            USD - U.S. Dollar

+ Fully or partially on loan.

# Variable Rate Notes - the interest rate shown is the rate as of July 31, 2004.

## See Note 4 in "Notes to Financial Statements."

++ Includes $31,065,355 of securities loaned.
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Global Fixed Income Portfolio (the "Portfolio").

SECURITY VALUATION - Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Portfolio is valued. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short- term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

(Unaudited)

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                       $234,293,552
                                                                ----------------
Aggregate unrealized appreciation                                     12,768,561
Aggregate unrealized depreciation                                     (2,097,461)
                                                                ----------------
Net unrealized appreciation                                           10,671,100
                                                                ----------------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $2,830,769 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of Expiration                                                        Amount
-------------------                                               --------------
2008                                                                  $1,317,896
2009                                                                   1,512,873

(Unaudited)

3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at July 31, 2004:

Contracts to                                                             In Exchange             Settlement             Unrealized
Deliver                                                                  For                     Date                   Appreciation
------------                                                             -----------             ----------             ------------
6,377,000 Great British Pounds                                           US$11,593,386           10/29/04               $91,626


4. SECURITIES LENDING
The Portfolio, along with other funds in the Delaware Investments Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and are subject to change in fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolio records security lending income net of such allocation.

(Unaudited)


At July 31, 2004, the market value of securities on loan was $31,065,355, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Security Lending Collateral."

5. CREDIT AND MARKET RISK
Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST -THE INTERNATIONAL FIXED INCOME PORTFOLIO

                                                                                                        Principal
July 31, 2004                                                                                           Amount*        Market Value
                                                                                                                           (U.S. $)
BONDS - 97.30%
Australia - 9.68%
New South Wales Treasury 8.00% 3/1/08                                                      AUD          1,200,000          $900,231
Queensland Treasury
 6.00% 6/14/11                                                                             AUD          3,000,000         2,108,184
 6.00% 8/14/13                                                                             AUD          4,200,000         2,940,780
                                                                                                                     --------------
                                                                                                                          5,949,195
                                                                                                                     ==============
Austria - 9.60%
Oesterreich Kontrollbank
 1.80% 3/22/10                                                                             JPY        175,000,000         1,635,760
 5.25% 4/25/08                                                                             EUR          1,000,000         1,285,813
Republic of Austria
 5.25% 1/4/11                                                                              EUR          1,100,000         1,430,565
 5.50% 10/20/07                                                                            EUR          1,200,000         1,549,213
                                                                                                                     --------------
                                                                                                                          5,901,351
                                                                                                                     ==============
Belgium - 2.38%
Kingdom of Belgium 5.75% 9/28/10                                                           EUR          1,100,000         1,464,647
                                                                                                                     --------------
                                                                                                                          1,464,647
                                                                                                                     ==============
Canada - 1.47%
Canada Government 0.70% 3/20/06                                                            JPY        100,000,000           903,836
                                                                                                                     --------------
                                                                                                                            903,836
                                                                                                                     ==============
Finland - 1.67%
Republic of Finland 5.00% 4/25/09                                                          EUR            800,000         1,026,535
                                                                                                                     --------------
                                                                                                                          1,026,535
                                                                                                                     ==============
France - 2.50%
Government of France 4.00% 10/25/09                                                        EUR          1,250,000         1,534,040
                                                                                                                     --------------
                                                                                                                          1,534,040
                                                                                                                     ==============
Germany - 12.63%
Deutschland Republic
 4.50% 1/4/13                                                                              EUR            700,000           866,962
 5.00% 7/4/11                                                                              EUR            410,000           526,153
 6.50% 7/4/27                                                                              EUR          1,500,000         2,234,507
Kredit Fuer Wiederaufbau
 1.85% 9/20/10                                                                             JPY        250,000,000         2,334,930
 5.00% 7/4/11                                                                              EUR          1,400,000         1,796,480
                                                                                                                     --------------
                                                                                                                          7,759,032
                                                                                                                     ==============
Greece - 4.74%
Hellenic Republic
 4.60% 5/20/13                                                                             EUR          1,600,000         1,973,977
 6.30% 1/29/09                                                                             EUR            700,000           940,432
                                                                                                                     --------------
                                                                                                                          2,914,409
                                                                                                                     ==============
Italy - 4.73%
Republic of Italy
 0.375% 10/10/06                                                                           JPY        200,000,000         1,793,440
 0.65% 3/20/09                                                                             JPY        125,000,000         1,112,287
                                                                                                                     --------------
                                                                                                                          2,905,727
                                                                                                                     ==============
Netherlands - 6.11%
Netherlands Government
 5.75% 2/15/07                                                                             EUR            500,000           643,751
 7.50% 1/15/23                                                                             EUR          1,300,000         2,110,627
PBI Finance 5.75% 3/19/09                                                                  EUR          1,500,000         1,002,827
                                                                                                                     --------------
                                                                                                                          3,757,205
                                                                                                                     ==============
Poland - 9.33%
Poland Government
 5.00% 10/24/13                                                                            PLZ         15,600,000         3,601,094
 6.00% 5/24/09                                                                             PLZ          3,100,000           792,708
 6.00% 11/24/09                                                                            PLZ          2,300,000           587,845
 8.50% 11/12/06                                                                            PLZ          2,700,000           752,980
                                                                                                                     --------------
                                                                                                                          5,734,627
                                                                                                                     ==============

(Unaudited)

Spain - 4.17%
Kingdom of Spain 3.10% 9/20/06                                                             JPY        270,000,000         2,560,425
                                                                                                                     --------------
                                                                                                                          2,560,425
                                                                                                                     ==============
Supranational - 10.86%
European Investment Bank 2.125% 9/20/07                                                    JPY         90,000,000           844,838
Inter-American Development Bank 5.50% 3/30/10                                              EUR          2,200,000         2,894,390
International Bank Reconstruction & Development 2.00% 2/18/08                              JPY        312,000,000         2,935,149
                                                                                                                     --------------
                                                                                                                          6,674,377
                                                                                                                     ==============
Sweden - 11.84%
Swedish Government
 Series 1041 6.75% 5/5/14                                                                  SEK         18,500,000         2,822,907
 Series 1043 5.00% 1/28/09                                                                 SEK         11,000,000         1,500,109
 Series 1044 3.50% 4/20/06                                                                 SEK          1,200,000           158,120
 Series 1046 5.50% 10/8/12                                                                 SEK         20,000,000         2,795,723
                                                                                                                     --------------
                                                                                                                          7,276,859
                                                                                                                     ==============
United Kingdom - 0.53%
**SL Finance 6.375% 7/12/22                                                                EUR            250,000           325,783
                                                                                                                     --------------
                                                                                                                            325,783
                                                                                                                     ==============
United States - 5.06%
Fannie Mae Global 2.125% 10/9/07                                                           JPY        310,000,000         2,918,434
**Zurich Finance 5.75% 10/2/23                                                             EUR            150,000           188,258
                                                                                                                     --------------
                                                                                                                          3,106,692
                                                                                                                     ==============
TOTAL BONDS (COST $57,897,427)                                                                                           59,794,740
                                                                                                                     ==============
REPURCHASE AGREEMENTS - 0.79%
With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $250,027
collateralized by $37,000 U.S. Treasury
Bills due 8/19/04, market value $36,821,$47,000
U.S. Treasury Bills due 12/23/04, market value $46,958 and
$172,000 U.S. Treasury Bills due 1/20/05, market value
$171,221)                                                                                  USD            250,000           250,000

With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $237,026
collateralized by $119,000 U.S. Treasury Bills due 8/12/04,
market value $118,621 and $123,000 U.S. Treasury
Notes 1.625% due 3/31/05, market value $123,628)                                           USD            237,000           237,000
                                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (COST $237,000)                                                                                 487,000
                                                                                                                     ==============
TOTAL MARKET VALUE OF SECURITIES - 98.09% (COST $58,384,427)                                                             60,281,740

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.91%                                                       1,176,324
                                                                                                                     ==============
NET ASSETS APPLICABLE TO 5,433,500 SHARES OUTSTANDING - 100.00%                                                         $61,458,064
                                                                                                                     ==============

--------------------------------------------------------------------------------
*Principal amount is stated in the currency in which each bond is denominated. **Variable Rate Notes - The interest rate shown is the rate as of July 31, 2004.

AUD - Australian Dollar
EUR - European Monetary Unit
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar
--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The International Fixed Income Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

(Unaudited)

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the portfolios on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                        $58,384,427
                                                                  --------------
Aggregate unrealized appreciation                                      2,516,978
Aggregate unrealized depreciation                                       (619,665)
                                                                  --------------
Net unrealized appreciation                                           $1,897,313
                                                                  --------------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $2,364,273 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of Expiration                                                        Amount
-----------------------                                           --------------
2008                                                                  $1,469,038
2009                                                                     895,235


3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at July 31, 2004.

4. CREDIT AND MARKET RISK
Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE POOLED TRUST - THE INTERNATIONAL SMALL-CAP PORTFOLIO
-------------------------------------------------------------

July 31, 2004
                                                     NUMBER OF      MARKET
                                                     SHARES         VALUE
                                                                    (U.S. $)
COMMON STOCK - 99.23%
Australia - 1.99%
+Multiplex Constructions Property                    24,526          $79,351
                                                                     -------
                                                                      79,351
                                                                     -------
Finland - 1.05%
Huhtamaki Van Leer Oyj                                3,150           41,793
                                                                     -------
                                                                      41,793
                                                                     -------
France - 10.56%
Boiron                                                1,184           30,220
+Carbone Lorraine                                     1,226           49,078
Euler Hermes                                          1,119           59,870
Latecoere                                               888           30,598
Neopost                                               1,774          102,947
Nexans                                                1,715           55,935
Norbert Dentressangle                                   529           26,112
Remy Cointreau                                        2,003           67,016
                                                                     -------
                                                                     421,776
                                                                     -------
Germany - 9.75%
Bilfinger Berger                                      2,128           69,917
Fraport                                               2,640           80,414
Hugo Boss                                             3,777           88,354
Jenoptik                                              5,721           52,692
+QIAGEN                                               4,235           41,249
Rhoen-Klinikum                                        1,144           56,746
                                                                     -------
                                                                     389,372
                                                                     -------
Hong Kong - 5.56%
ASM Pacific Technology                               15,000           52,309
Cosco Pacific Limited                                66,000           93,925
Hung Hing Printing Group                             74,000           57,873
Kingmaker Footwear Holdings                          50,000           18,109
                                                                     -------
                                                                     222,216
                                                                     -------
++Hong Kong/China - 4.13%
Asia Aluminum Holdings                              628,000           69,242
Fountain Set Holdings                               138,000           95,541
                                                                     -------
                                                                     164,783
                                                                     -------
Ireland - 3.42%
Glanbia                                              22,149           67,999
+Icon ADR                                               614           22,687
Kingspan Group                                        7,926           45,804
                                                                     -------
                                                                     136,490
                                                                     -------
Japan - 12.81%
Air Water                                            10,000           66,126
Fujitec                                               9,000           44,251
Hamamatsu Photonics                                   2,200           40,267
Kayaba Industry                                      11,000           38,688
Kurita Water Industries                               2,800           39,643
NIFCO                                                 3,000           46,889
Otsuka Kagu                                           1,000           26,737
Paris Miki                                            2,200           48,656
Shimano                                               1,400           33,915
TAC                                                   4,400           28,621
Takara Printing                                       5,500           47,571
Ushio                                                 3,000           50,039
                                                                     -------
                                                                     511,403
                                                                     -------

(UNAUDITED)

Netherlands - 7.72%
Athlon Groep                                          2,258           46,759
Boskalis Westminster                                  1,732           44,708
Furgo N.V.                                            1,375           91,462
ICT Automatisering                                    2,312           26,861
Vopak                                                 5,691           98,321
                                                                   ---------
                                                                     308,111
                                                                   ---------
New Zealand - 0.60%
The Warehouse Group                                   8,594           24,182
                                                                   ---------
                                                                      24,182
                                                                   ---------
Singapore - 7.11%
MobileOne Limited                                    36,000           32,428
Parkway Holdings                                     74,000           47,735
SembCorp Marine Limited                              88,000           53,186
SIA Engineering                                      37,000           43,005
Singapore Airport Terminal Services                  36,000           44,771
SMRT Corporation                                    159,000           62,833
                                                                   ---------
                                                                     283,958
                                                                   ---------
Spain - 2.53%
Aldeasa                                               2,064           59,390
Viscofan                                              4,518           41,884
                                                                   ---------
                                                                     101,274
                                                                   ---------
Sweden - 3.14%
Billerud                                              5,400           82,331
Munters                                               1,700           42,977
                                                                   ---------
                                                                     125,308
                                                                   ---------
United Kingdom - 28.86%
Aga Foodservice Group                                19,142           75,970
Arriva                                                8,141           61,622
Associated British Ports                              6,619           48,657
Chloride Group                                       59,588           49,303
Cobham                                                3,402           85,248
Expro International Group                             8,188           43,924
Greene King                                           3,491           66,307
Laird Group                                          13,038           64,844
Nestor Healthcare Group                               5,664           14,033
Northern Foods                                       38,433          107,453
Pennon Group                                          6,580           87,168
Persimmon                                             7,893           84,109
Rexam                                                11,443           88,904
Rotork                                                5,501           38,988
Serco Group                                          21,476           78,887
Spirax-Sarco Engineering                              7,053           70,861
TT electronics                                       19,000           56,317
+Vedanta Resources                                    5,824           29,601
                                                                   ---------
                                                                   1,152,196
                                                                   ---------
TOTAL COMMON STOCK (cost $3,369,254)                               3,962,213
                                                                   =========

                                                    PRINCIPAL
                                                    AMOUNT
REPURCHASE AGREEMENTS - 1.03%
With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$21,002, collateralized by $3,000
U.S. Treasury Bills due 8/19/04,
market value $3,100,
$4,000 U.S. Treasury Bills
due 12/23/04, market value $3,953
and $15,000 U.S. Treasury Bills
due 1/20/05, market value $14,391)                  $21,000           21,000

With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at
$20,002, collateralized by $10,000
U.S. Treasury Bills due 8/12/04,
market value $9,992 and $10,000
U.S. Treasury Notes 1.625%
due 3/31/05, market value $10,408)                   20,000           20,000
                                                                      ------
TOTAL REPURCHASE AGREEMENTS (cost $41,000)                            41,000
                                                                      ======

(UNAUDITED)

TOTAL MARKET VALUE OF SECURITIES - 100.26%
   (cost $3,410,254)                                                       4,003,213
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.26%)        (10,476)
                                                                          ----------
NET ASSETS APPLICABLE TO 430,671 SHARES OUTSTANDING - 100.00%             $3,992,737
                                                                          ==========

--------------------------------------------------------------------------------
 +Non-income producing security for the period ended July 31, 2004.

++Securities listed and traded on the Hong Kong Stock Exchange.
  These securities have significant business operations in China.

ADR - American Depositary Receipts
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The International Small-Cap Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(UNAUDITED)

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes were as follows:

Aggregate cost of investments                    $3,410,254
                                                 ----------
Aggregate unrealized appreciation                   806,124
Aggregate unrealized depreciation                  (213,165)
                                                 ----------
Net unrealized appreciation                      $  592,959
                                                 ==========

For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $477,078 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration           Amount
------------------           ------
2010                       $246,967
2011                        230,111

3. FOREIGN EXCHANGE CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

The following forward foreign currency exchange contracts were outstanding at July 31, 2004:

Contracts to                     In Exchange      Settlement      Unrealized
Deliver                          For              Date            Appreciation
-----------------------          -----------      ----------      ------------
320,000 British Pounds           US$577,600       10/29/04        US$438

4. CREDIT AND MARKET RISK
Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

ITEM 2. CONTROLS AND PROCEDURES.

    The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

    There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Patrick P. Coyne, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Pooled Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

       PATRICK P. COYNE
-----------------------------
By:    Patrick P. Coyne
Title: Executive Vice President/
       Managing Director/Head of
       Equity Investments
Date:  9/30/04

                                  CERTIFICATION
                                  -------------

I, Joseph H. Hastings, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Pooled Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

       JOSEPH H. HASTINGS
-------------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  9/30/04

                                   SIGNATURES
                                   ----------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE POOLED TRUST


       PATRICK P. COYNE
-----------------------------------
By:    Patrick P. Coyne
Title: Executive Vice President/
       Managing Director/Head of
       Equity Investments
Date:  9/30/04

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


       PATRICK P. COYNE
-----------------------------------
By:    Patrick P. Coyne
Title: Executive Vice President/
       Managing Director/Head of
       Equity Investments
Date:  9/30/04


       JOSEPH H. HASTINGS
-----------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  9/30/04